UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.

UBS Liquid Assets Fund
Semiannual Report
October 31, 2010

UBS Liquid Assets Fund

December 15, 2010

Dear shareholder,
We present you with the semiannual report for UBS Liquid Assets Fund (the “Fund”) for the six-months ended October 31, 2010.

Performance
The seven-day current yield for the Fund (after fee waivers/expense reimbursements) as of October 31, 2010 was 0.23%, compared to 0.16% on April 30, 2010. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)
UBS Liquid Assets Fund
Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	Even though the economy continued to expand, certain economic data moderated toward the end of the reporting period. The Commerce Department’s revised estimate for third quarter growth was 2.5%, as exports, and consumer and government spending came in stronger than expected. However, as the period drew to a close, economic growth appeared to have moderated somewhat as the labor market remained weak along with an expectation among investors of further quantitative easing.

Despite the continued expansion of the economy, the Fed remained concerned about continued high unemployment. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

At its meeting in September 2010, the Fed stated that the Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery.

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UBS Liquid Assets Fund

It was no surprise, in November 2010 (after the reporting period ended), when the Fed took additional action in an attempt to stimulate the economy. Saying that “the pace of recovery in output and employment continues to be slow,” the Fed launched another round of quantitative easing that called for purchasing an additional $600 billion of long-term US Treasury securities by the end of the second quarter of 2011.

Q.	How did you position the Fund during the reporting period?
A.	When the reporting period began, the Fund’s weighted average maturity was 38 days. At that time, the European debt crisis was intensifying and we continued to be conservatively positioned on a relative basis. This was particularly true with respect to our European bank exposure, given liquidity concerns related to some of these banks. Although we continued to be cautious through the end of the reporting period, we extended the Fund’s weighted average maturity to 49 days as we became more comfortable with the level of stability in the region and in order to lock in relatively higher yields.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a greater-than-usual level of diversification over the six-month period by generally investing in smaller positions (approximately 1%), with the goal of reducing risk and keeping the Fund highly liquid. As the economic environment improved over the period, however, we slightly increased our single issuer exposure, typically purchasing up to 3% in single nongovernment issuers by the end of the reporting period. The Fund is generally able to hold up to 5% in any one issuer (subject to certain exceptions).

Q.	What types of securities did you emphasize over the period?
A.	We increased the Fund’s exposure to certificates of deposit and repurchase agreements. In addition, we decreased the Fund’s exposure to commercial paper, US government and agency obligations, and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	While the worst of the global recession appears to be over, a number of questions remain regarding the sustainability of the economic recovery. Unemployment remains high, and there remains a great deal of uncertainty among investors surrounding the extension or expansion of

2

UBS Liquid Assets Fund

any stimulus programs. Given this environment, we believe that yields on money market securities could remain low, and there could be periods of increased market volatility.

Q.	How have regulatory changes announced earlier this year impacted the availability of Fund information?
A.	In response to revisions to the US Securities and Exchange Commission’s rules governing money market funds, beginning on October 7, 2010, the Fund began disclosing, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life. This information is available on UBS’s Web site at the following Internet address: www.ubs.com/usmoneymarketfundsholdings. This information will be updated monthly.

Shareholders can find more details on the posting of this information by accessing the supplement to the Fund’s prospectus, which is also available at the above Web site.

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UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
 UBS Liquid Assets Fund
Managing Director
 UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
 UBS Liquid Assets Fund
Managing Director
 UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2010. The views and opinions in the letter were current as of December 15, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2010 to October 31, 2010.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

		Ending	Expenses
	Beginning	account value*	paid during	Expense
	account value	October 31,	period(1)	ratio during
	May 1, 2010	2010	05/01/10 to 10/31/10	the period

Actual	$1,000.00	$1,001.20	$0.30	0.06%

Hypothetical
(5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

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UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/10	04/30/10	10/31/09

Seven-day current yield(1)	0.23%	0.16%	0.20%

Seven-day effective yield(1)	0.23	0.16	0.20

Weighted average maturity(2)	49 days	38 days	53 days

Net assets (mm)	$2,324.2	$2,205.7	$2,591.3

Portfolio composition(3)	10/31/10	04/30/10	10/31/09

Commercial paper	46.4%	48.7%	52.0%

Certificates of deposit	21.1	15.1	11.9

US government and agency obligations	21.0	24.1	26.9

Repurchase agreements	10.8	10.7	7.7

Short-term corporate obligations	0.7	1.4	0.7

Bank notes	—	—	1.9

Other assets in excess of liabilities	0.0(4)	0.0(4)	(1.1)

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

(4)	Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—21.01%

Federal Home Loan Bank
0.160%, due 11/05/10(1)	$50,000,000	$49,999,111

0.270%, due 12/30/10(2)	29,500,000	29,500,000

0.400%, due 01/04/11	4,495,000	4,494,394

0.370%, due 02/22/11(1)	25,000,000	24,970,965

0.210%, due 03/14/11	26,500,000	26,497,931

0.440%, due 04/19/11(1)	20,000,000	19,958,689

0.500%, due 05/17/11(1)	14,000,000	13,961,694

0.580%, due 05/27/11	14,000,000	14,000,000

Federal Home Loan Mortgage Corp.*
0.310%, due 11/16/10(1)	13,000,000	12,998,321

0.310%, due 12/07/10(1)	20,000,000	19,993,800

0.330%, due 12/07/10(1)	23,000,000	22,992,410

0.270%, due 01/14/11(1)	25,000,000	24,986,125

0.210%, due 02/14/11(1)	25,000,000	24,984,687

0.230%, due 04/05/11(1)	15,000,000	14,985,146

0.225%, due 04/19/11(1)	10,000,000	9,989,438

0.330%, due 05/02/11(1)	26,000,000	25,956,623

0.300%, due 05/16/11(1)	25,000,000	24,959,167

Federal National Mortgage Association*
0.350%, due 04/26/11(1)	26,000,000	25,955,511

0.410%, due 07/06/11(1)	25,000,000	24,929,674

US Treasury Bills
0.186%, due 02/24/11(1)	30,000,000	29,982,175

0.295%, due 07/28/11(1)	25,000,000	24,944,892

US Treasury Notes
4.875%, due 04/30/11	17,000,000	17,384,837

Total US government and agency obligations (cost—$488,425,590)		488,425,590

Certificates of deposit—21.04%

Banking-non-US—21.04%
Abbey National Treasury Services PLC
0.439%, due 01/18/11(2)	24,000,000	24,000,000

Bank of Montreal
0.240%, due 11/09/10	45,000,000	45,000,000

0.270%, due 11/15/10	25,000,000	25,000,000

Bank of Nova Scotia
0.266%, due 11/17/10(2)	19,000,000	18,999,954

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320%, due 11/12/10	$25,000,000	$25,000,000

BNP Paribas SA
0.430%, due 11/19/10	6,000,000	6,000,000

0.439%, due 01/18/11(2)	11,000,000	11,000,000

Credit Agricole CIB
0.250%, due 11/05/10	25,000,000	25,000,000

0.320%, due 01/31/11	15,000,000	15,000,000

Deutsche Bank AG
0.280%, due 01/18/11	25,000,000	25,000,000

Dexia Credit Local
0.340%, due 11/04/10	35,000,000	35,000,000

Lloyds TSB Bank PLC
0.289%, due 01/19/11(2)	24,000,000	24,000,000

Mitsubishi UFJ Trust & Banking Corp.
0.345%, due 12/16/10(1)	25,000,000	24,989,228

Mizuho Corporate Bank Ltd.
0.250%, due 11/08/10	25,000,000	25,000,000

National Australia Bank Ltd.
0.316%, due 11/10/10(2)	5,000,000	5,000,000

0.355%, due 11/29/10(2)	20,000,000	20,000,000

0.309%, due 01/19/11(2)	5,000,000	4,998,999

Natixis
0.490%, due 11/01/10(2)	25,000,000	25,000,000

Rabobank Nederland NV
0.336%, due 11/18/10(2)	8,000,000	8,000,000

0.276%, due 11/29/10(2)	18,000,000	18,000,000

Royal Bank of Canada
0.430%, due 11/01/10(2)	19,000,000	19,000,000

Royal Bank of Scotland PLC
0.288%, due 01/25/11(2)	24,000,000	24,000,000

Svenska Handelsbanken
0.270%, due 11/24/10	25,000,000	25,000,080

Westpac Banking Corp.
0.380%, due 11/01/10(2)	11,000,000	11,000,000

Total certificates of deposit (cost—$488,988,261)		488,988,261

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—46.36%

Asset backed-banking—1.07%
Atlantis One Funding
0.290%, due 01/31/11	$25,000,000	$24,981,674

Asset backed-miscellaneous—17.18%
Atlantic Asset Securitization LLC
0.250%, due 12/20/10	25,000,000	24,991,493

Barton Capital LLC
0.230%, due 11/15/10	10,000,000	9,999,106

0.240%, due 11/16/10	22,000,000	21,997,800

Bryant Park Funding LLC
0.240%, due 11/02/10	45,432,000	45,431,697

Chariot Funding LLC
0.210%, due 11/01/10	5,000,000	5,000,000

0.230%, due 11/12/10	50,000,000	49,996,486

Falcon Asset Securitization Corp.
0.270%, due 12/02/10	25,000,000	24,994,188

Liberty Street Funding LLC
0.230%, due 11/01/10	12,000,000	12,000,000

LMA Americas LLC
0.260%, due 12/17/10	15,000,000	14,995,017

Market Street Funding LLC
0.260%, due 01/27/11	30,000,000	29,981,150

Ranger Funding Co. LLC
0.240%, due 11/19/10	20,000,000	19,997,600

Salisbury Receivables Co. LLC
0.240%, due 11/02/10	25,000,000	24,999,833

0.250%, due 11/02/10	25,000,000	24,999,826

Sheffield Receivables Corp.
0.250%, due 11/10/10	20,000,000	19,998,750

Thunderbay Funding
0.260%, due 11/09/10	20,000,000	19,998,844

0.230%, due 11/12/10	36,000,000	35,997,470

Windmill Funding Corp.
0.240%, due 11/05/10	14,000,000	13,999,627

		399,378,887

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-securities—3.83%
Clipper Receivables Co. LLC
0.240%, due 11/01/10	$24,000,000	$24,000,000

0.240%, due 11/17/10	20,000,000	19,997,866

Grampian Funding LLC
0.400%, due 11/03/10	15,000,000	14,999,667

0.320%, due 01/21/11	30,000,000	29,978,400

		88,975,933

Banking-non-US—1.42%
Commonwealth Bank of Australia
0.336%, due 11/08/10(2),(3)	10,000,000	9,999,048

Westpac Securities NZ Ltd.
0.370%, due 11/01/10(2),(3)	18,000,000	18,000,000

0.336%, due 11/22/10(2),(3)	5,000,000	5,000,000

		32,999,048

Banking-US—16.34%
ABN Amro Funding USA LLC
0.320%, due 12/07/10	30,000,000	29,990,400

0.300%, due 01/14/11	25,000,000	24,984,584

Bank of America Corp.
0.230%, due 11/17/10	35,000,000	34,996,422

BNP Paribas Finance
0.340%, due 01/24/11	20,000,000	19,984,133

0.540%, due 02/04/11	19,000,000	18,972,925

Danske Corp.
0.270%, due 11/04/10	20,000,000	19,999,550

Dexia Delaware LLC
0.210%, due 11/01/10	25,000,000	25,000,000

ING (US) Funding LLC
0.340%, due 11/04/10	25,000,000	24,999,292

0.290%, due 01/18/11	20,000,000	19,987,433

0.300%, due 01/20/11	10,000,000	9,993,333

0.560%, due 02/11/11	19,000,000	18,969,853

JPMorgan Chase & Co.
0.275%, due 11/08/10	25,000,000	24,998,663

Natixis US Finance Co. LLC
0.530%, due 11/02/10	15,000,000	14,999,779

0.220%, due 11/04/10	32,000,000	31,999,414

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
Societe Generale N.A., Inc.
0.210%, due 11/01/10	$40,000,000	$40,000,000

0.410%, due 04/07/11	20,000,000	19,964,239

		379,840,020

Finance-captive—1.29%
Deere (John) Capital Corp.
0.190%, due 11/22/10	30,000,000	29,996,675

Finance-captive automotive—2.06%
Toyota Motor Credit Corp.
0.280%, due 11/03/10	25,000,000	24,999,611

0.340%, due 02/24/11	23,000,000	22,975,020

		47,974,631

Insurance-life—1.66%
AXA Financial, Inc.
0.260%, due 11/10/10	23,500,000	23,498,473

0.250%, due 11/24/10	15,000,000	14,997,604

		38,496,077

Pharmaceuticals—1.29%
Sanofi-Aventis
0.230%, due 11/29/10	30,000,000	29,994,633

Retail-discount—0.22%
Wal-Mart Stores, Inc.
0.220%, due 12/03/10	5,000,000	4,999,022

Total commercial paper (cost—$1,077,636,600)		1,077,636,600

Short-term corporate obligations—0.73%

Banking-non-US—0.26%
Commonwealth Bank of Australia
0.275%, due 11/22/10(2),(3)	6,000,000	6,000,000

Finance-captive automotive—0.26%
Toyota Motor Credit Corp.
0.256%, due 11/10/10(2)	6,000,000	6,000,000

Supranational—0.21%
International Bank for Reconstruction & Development
0.410%, due 11/01/10(1)	5,000,000	5,000,000

Total short-term corporate obligations (cost—$17,000,000)		17,000,000

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—10.84%

Repurchase agreement dated 10/29/10 with Barclays Bank PLC, 0.210% due 11/01/10, collateralized by $51,015,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 04/18/11 and $58,880,700 US Treasury Notes, 1.750% due 01/31/14; (value—$112,200,100); proceeds: $110,001,925	$110,000,000	$110,000,000

Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, 0.210% due 11/01/10, collateralized by $143,849,000 Federal Home Loan Bank obligations, zero coupon due 12/29/10; (value—$143,820,230); proceeds: $141,002,468	141,000,000	141,000,000

Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010%, due 11/01/10, collateralized by $828,999 US Treasury Notes, 1.375% due 05/15/13; (value—$852,791); proceeds: $836,001	836,000	836,000

Total repurchase agreements (cost—$251,836,000)		251,836,000

Total investments (cost—$2,323,886,451 which approximates cost for federal income tax purposes)—99.98%		2,323,886,451

Other assets in excess of liabilities—0.02%		362,496

Net assets (applicable to 2,324,251,205 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$2,324,248,947

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate security. The maturity date reflects earlier of reset date or stated maturity date. The interest rate shown is the current rate as of October 31, 2010, and resets periodically.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.68% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$488,425,590	$—	$488,425,590

Certificates of deposit	—	488,988,261	—	488,988,261

Commercial paper	—	1,077,636,600	—	1,077,636,600

Short-term corporate obligations	—	17,000,000	—	17,000,000

Repurchase agreements	—	251,836,000	—	251,836,000

Total	$—	$2,323,886,451	$—	$2,323,886,451

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of total investments

United States	73.8%

Japan	5.5

France	4.8

Canada	4.6

Australia	3.4

United Kingdom	3.1

Belgium	1.5

Netherlands	1.1

Sweden	1.1

Germany	1.1

Total	100.0%

Weighted average maturity—49 days

See accompanying notes to financial statements

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UBS Liquid Assets Fund

Statement of operations

For the six
months ended
October 31, 2010
(unaudited)

Investment income:
Interest	$3,687,227

Expenses:
Investment advisory and administration fees	381,396

Transfer agency fees	290,834

Custody and accounting fees	171,256

State registration fees	64,929

Reports and notices to shareholders	57,776

Professional fees	54,306

Insurance fees	40,399

Trustees’ fees	14,961

Other expenses	11,941

1,087,798

Less: Fee waivers by investment advisor and administrator	(381,396)

Net expenses	706,402

Net investment income	2,980,825

Net realized loss	(4,300)

Net increase in net assets resulting from operations	$2,976,525

See accompanying notes to financial statements

15

UBS Liquid Assets Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

From operations:
Net investment income	$2,980,825	$6,229,601

Net realized gain (loss)	(4,300)	3,490

Net increase in net assets resulting from operations	2,976,525	6,233,091

Dividends and distributions to shareholders from:
Net investment income	(2,980,825)	(6,229,601)

Net realized gain	—	(30,948)

Total dividends and distributions to shareholders	(2,980,825)	(6,260,549)

Net increase (decrease) in net assets from beneficial interest transactions	118,575,416	(683,219,564)

Net increase (decrease) in net assets	118,571,116	(683,247,022)

Net assets:
Beginning of period	2,205,677,831	2,888,924,853

End of period	$2,324,248,947	$2,205,677,831

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

16

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17

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months
	ended
	October 31, 2010
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.001

Dividends from net investment income	(0.001)

Distributions from net realized gain	—

Total dividends and distributions	(0.001)

Net asset value, end of period	$1.00

Total investment return(2)	0.12%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,324,249

Expenses to average net assets, before fee waivers by advisor and administrator	0.09	%(3)

Expenses to average net assets, net of fee waivers by advisor and administrator	0.06	%(3)

Net investment income to average net assets	0.23	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

18

Years ended April 30,

2010		2009		2008	2007		2006

$1.00		$1.00		$1.00	$1.00		$1.00

0.002		0.019		0.045	0.052		0.038

(0.002)		(0.019)		(0.045)	(0.052)		(0.038)

(0.000	)(1)	(0.000	)(1)	—	(0.000	)(1)	—

(0.002)		(0.019)		(0.045)	(0.052)		(0.038)

$1.00		$1.00		$1.00	$1.00		$1.00

0.23%		1.89%		4.59%	5.28%		3.82%

$2,205,678		$2,888,925		$2,093,725	$658,031		$428,212

0.10%		0.10%		0.16%	0.21%		0.23%

0.07%		0.07%		0.09%	0.14%		0.16%

0.24%		1.79%		4.20%	5.16%		3.77%

19

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

20

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its

21

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

22

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country or region.

Investment advisor and administrator
The Fund’s Board of Trustees has approved an investment advisory and administration contract (“Advisory Contract”), with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the six months ended October 31, 2010 its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the six months ended October 31, 2010, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested director of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended

23

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

October 31, 2010, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $891,200,811. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. The Fund did not loan any securities during the six months ended October 31, 2010.

Other liabilities and components of net assets
At October 31, 2010, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$101,582

Other accrued expenses	264,753

At October 31, 2010, the components of net assets were as follows:

Accumulated paid in capital	$2,324,248,997

Accumulated net realized loss	(50)

Net assets	$2,324,248,947

24

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
	October 31, 2010	April 30, 2010

Shares sold	6,680,371,069	13,286,808,616

Shares repurchased	(6,564,700,239)	(13,976,411,725)

Dividends reinvested	2,904,586	6,383,545

Net increase (decrease) in shares outstanding	118,575,416	(683,219,564)

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2010 and the fiscal year ended April 30, 2010 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2011.

As of and during the period ended October 31, 2010, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2010, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

25

UBS Liquid Assets Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule and monthly portfolio holdings reports
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2010.

26

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 14-15, 2010, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Agreement between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust with respect to UBS Liquid Assets Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administrative Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s

27

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio manager primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of UBS AG, one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $143 billion in assets under management as of March 31, 2010 and was part of the UBS Global Asset Management Division, which had approximately $560 billion of assets under management worldwide as of March 31, 2010. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that UBS Global AM currently voluntarily waives its entire

28

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

management/administrative fees due from the Fund. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future. The board also received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Fund, as compared to peers in the respective Expense Group.

In connection with its consideration of management and advisory fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods and since inception period ended April 30, 2010 and (b) annualized performance information for each year in the ten-year

29

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

period ended April 30, 2010. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the first quintile for all comparative periods (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance). Based on its review, the Board concluded that the Fund’s investment performance was acceptable.

Adviser profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund, as well as information regarding enhancements to UBS Global AM’s methodology for determining profitability. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that it was limited to reimbursements for direct costs and expenses (the Fund is offered to a limited group of investors where there are regulatory constraints on the receipt of compensation by UBS Global AM and its affiliates; compensation is subject to certain limitations not applicable to most mutual funds). The board also noted

30

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

that to the extent the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data, the Actual (as well as Contractual) Management Fee and the voluntary fee waiver currently in place, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

31

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32

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

UBS Cash Reserves Fund
Semiannual Report October 31, 2010

UBS Cash Reserves Fund

December 15, 2010

Dear shareholder,
We present you with the semiannual report for UBS Cash Reserves Fund (the “Fund”) for the six-months ended October 31, 2010.

Performance
The seven-day current yield for the Fund (after fee waivers/expense reimbursements) as of October 31, 2010 was 0.01%, unchanged from 0.01% on April 30, 2010. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)
UBS Cash Reserves Fund
Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	Even though the economy continued to expand, certain economic data moderated toward the end of the reporting period. The Commerce Department’s revised estimate for third quarter growth was 2.5%, as exports, and consumer and government spending came in stronger than expected. However, as the period drew to a close, economic growth appeared to have moderated somewhat as the labor market remained weak along with an expectation among investors of further quantitative easing.

Despite the continued expansion of the economy, the Fed remained concerned about continued high unemployment. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

At its meeting in September 2010, the Fed stated that the Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery.

1

UBS Cash Reserves Fund

It was no surprise, in November 2010 (after the reporting period ended), when the Fed took additional action in an attempt to stimulate the economy. Saying that “the pace of recovery in output and employment continues to be slow,” the Fed launched another round of quantitative easing that called for purchasing an additional $600 billion of longer-term US Treasury securities by the end of the second quarter of 2011.

Q.	How did you position the Fund during the reporting period?
A.	When the reporting period began, the Fund’s weighted average maturity was 31 days. At that time, the European debt crisis was intensifying, and we continued to be conservatively positioned on a relative basis. This was particularly true with respect to our European bank exposure, given liquidity concerns related to some of these banks. Although we continued to be cautious through the end of the reporting period, we extended the Fund’s weighted average maturity to 45 days as we became more comfortable with the level of stability in the region and in order to lock in relatively higher yields.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the six-month period by generally investing in smaller positions (approximately 1%), with the goal of reducing risk and keeping the Fund highly liquid. As the economic environment improved over the period, however, we slightly increased our single issuer exposure, typically purchasing up to 3% in single nongovernment issuers by the end of the reporting period. The Fund is generally able to hold up to 5% in any one issuer (subject to certain exceptions).

Q.	What types of securities did you emphasize over the period?
A.	We increased the Fund’s exposure to certificates of deposit. In addition, we decreased the Fund’s exposure to commercial paper, repurchase agreements, US government and agency obligations, and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	While the worst of the global recession appears to be over, a number of questions remain regarding the sustainability of the economic recovery. Unemployment remains high, and there remains a great deal of uncertainty among investors surrounding the extension or expansion of

2

UBS Cash Reserves Fund

any stimulus programs. Given this environment, we believe that yields on money market securities could remain low, and there could be periods of increased market volatility.

Q.	How have regulatory changes announced earlier this year impacted the availability of Fund information?
A.	In response to revisions to the US Securities and Exchange Commission’s rules governing money market funds, beginning on October 7, 2010, the Fund began disclosing, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life. This information is available on UBS’s Web site at the following Internet address: www.ubs.com/usmoneymarketfundsholdings. This information will be updated monthly.

Shareholders can find more details on the posting of this information by accessing the supplement to the Fund’s prospectus, which is also available at the above Web site.

3

UBS Cash Reserves Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
UBS Cash Reserves Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
UBS Cash Reserves Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2010. The views and opinions in the letter were current as of December 15, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2010 to October 31, 2010.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

5

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid	Expense
	account value	account value*	during period(1)	ratio during
	May 1, 2010	October 31, 2010	05/01/10 to 10/31/10	the period

Actual	$1,000.00	$1,000.00	$1.46	0.29%

Hypothetical (5% annual return before expenses)	1,000.00	1,023.74	1.48	0.29

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

6

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/10	04/30/10		10/31/09

Seven-day current yield(1)	0.01%	0.01%		0.01%

Seven-day effective yield(1)	0.01	0.01		0.01

Weighted average maturity(2)	45 days	31 days		48 days

Net assets (mm)	$282.6	$327.2		$363.6

Portfolio composition(3)	10/31/10	04/30/10		10/31/09

Commercial paper	40.2%	45.2%		44.0%

Repurchase agreements	22.4	24.2		15.4

Certificates of deposit	18.6	11.0		15.0

US government and agency obligations	17.8	18.4		24.5

Short-term corporate obligations	1.0	1.2		0.8

Bank notes	—	—		1.4

Liabilities in excess of other assets	0.0 (4)	(0.0	)(4)	(1.1)

Total	100.0%	100.0%		100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its compostion will vary over time.

(4)	Weighting represents less than 0.05% of net assets as of the dates indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

7

UBS Cash Reserves Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—17.77%

Federal Home Loan Bank
0.270%, due 12/30/10(1)	$3,500,000	$3,500,000

0.250%, due 01/14/11(2)	8,000,000	7,995,889

0.175%, due 01/26/11(2)	5,000,000	4,997,910

0.500%, due 05/17/11(2)	2,000,000	1,994,528

0.580%, due 05/27/11	2,000,000	2,000,000

Federal Home Loan Mortgage Corp.*
0.210%, due 11/01/10(2)	2,574,000	2,574,000

0.210%, due 02/08/11(2)	2,000,000	1,998,845

Federal National Mortgage Association*
0.190%, due 01/12/11(2)	2,000,000	1,999,240

0.410%, due 07/06/11(2)	5,000,000	4,985,935

US Treasury Bills
0.291%, due 07/28/11(2)	3,000,000	2,993,477

US Treasury Notes
1.250%, due 11/30/10	3,000,000	3,002,265

0.875%, due 04/30/11	5,000,000	5,011,025

4.875%, due 04/30/11	2,000,000	2,045,275

4.875%, due 05/31/11	5,000,000	5,133,749

Total US government and agency obligations (cost—$50,232,138)		50,232,138

Certificates of deposit—18.58%

Banking-non-US—18.58%
Abbey National Treasury Services PLC
0.439%, due 01/18/11(1)	3,000,000	3,000,000

Bank of Montreal
0.240%, due 11/09/10	2,000,000	2,000,000

0.270%, due 11/15/10	5,000,000	5,000,000

Bank of Nova Scotia
0.260%, due 11/01/10(1)	3,000,000	3,000,000

0.266%, due 11/17/10(1)	2,500,000	2,499,994

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320%, due 11/12/10	4,000,000	4,000,000

BNP Paribas SA
0.439%, due 01/18/11(1)	1,000,000	1,000,000

Credit Agricole CIB
0.320%, due 01/31/11	3,000,000	3,000,000

Deutsche Bank AG
0.280%, due 01/18/11	3,000,000	3,000,000

8

UBS Cash Reserves Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Dexia Credit Local
0.340%, due 11/04/10	$5,000,000	$5,000,000

Lloyds TSB Bank PLC
0.289%, due 01/19/11(1)	3,000,000	3,000,000

Mitsubishi UFJ Trust & Banking Corp.
0.345%, due 12/16/10(2)	2,000,000	1,999,138

National Australia Bank Ltd.
0.316%, due 11/10/10(1)	500,000	500,000

0.355%, due 11/29/10(1)	2,000,000	2,000,000

0.309%, due 01/19/11(1)	500,000	499,900

Natixis
0.390%, due 11/01/10(1)	2,500,000	2,500,000

0.530%, due 11/01/10(1)	1,500,000	1,500,000

Royal Bank of Canada
0.430%, due 11/01/10(1)	2,500,000	2,500,000

Royal Bank of Scotland PLC
0.490%, due 11/01/10	3,000,000	3,000,000

0.288%, due 01/25/11(1)	2,500,000	2,500,000

Westpac Banking Corp.
0.380%, due 11/01/10(1)	1,000,000	1,000,000

Total certificates of deposit (cost—$52,499,032)		52,499,032

Commercial paper(2)—40.16%

Asset backed-banking—1.06%
Atlantis One Funding
0.290%, due 01/31/11	3,000,000	2,997,801

Asset backed-miscellaneous—20.17%
Amsterdam Funding Corp.
0.240%, due 11/16/10	5,000,000	4,999,500

Atlantic Asset Securitization LLC
0.270%, due 01/10/11	3,000,000	2,998,425

Barton Capital LLC
0.240%, due 11/08/10	5,000,000	4,999,767

Ciesco LLC
0.240%, due 11/01/10	5,000,000	5,000,000

Jupiter Securitization Co. LLC
0.230%, due 11/03/10	5,000,000	4,999,936

9

UBS Cash Reserves Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
LMA Americas LLC
0.260%, due 12/17/10	$2,000,000	$1,999,336

Market Street Funding Corp.
0.280%, due 12/06/10	5,000,000	4,998,639

Old Line Funding Corp.
0.240%, due 11/03/10	4,008,000	4,007,947

Ranger Funding Co. LLC
0.240%, due 11/19/10	5,000,000	4,999,400

Regency Markets No.1 LLC
0.250%, due 11/12/10	5,000,000	4,999,618

Salisbury Receivables Co. LLC
0.240%, due 12/01/10	5,000,000	4,999,000

Sheffield Receivables Corp.
0.250%, due 11/10/10	3,000,000	2,999,812

Windmill Funding Corp.
0.240%, due 11/19/10	5,000,000	4,999,400

		57,000,780

Asset backed-securities—2.48%
Clipper Receivables Co. LLC
0.280%, due 12/06/10	5,000,000	4,998,639

Grampian Funding LLC
0.320%, due 12/09/10	2,000,000	1,999,324

		6,997,963

Banking-non-US—1.42%
Commonwealth Bank of Australia
0.336%, due 11/08/10(1),(3)	1,000,000	999,905

Westpac Securitization NZ Ltd.
0.370%, due 11/01/10(1),(3)	2,250,000	2,250,000

0.336%, due 11/22/10(1),(3)	750,000	750,000

		3,999,905

Banking-US—13.26%
BNP Paribas Finance
0.340%, due 01/24/11	3,000,000	2,997,620

0.540%, due 02/04/11	2,500,000	2,496,438

Danske Corp.
0.270%, due 11/04/10	5,000,000	4,999,887

10

UBS Cash Reserves Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(concluded)

Banking-US—(concluded)
Deutsche Bank Financial LLC
0.260%, due 11/09/10	$3,000,000	$2,999,827

ING (US) Funding LLC
0.340%, due 11/04/10	5,000,000	4,999,858

0.560%, due 02/11/11	2,500,000	2,496,033

JPMorgan Chase & Co.
0.275%, due 11/08/10	5,000,000	4,999,733

Natixis US Finance Co. LLC
0.530%, due 11/02/10	3,000,000	2,999,956

Nordea N.A., Inc.
0.275%, due 02/10/11	3,000,000	2,997,685

Societe Generale N.A., Inc.
0.330%, due 01/10/11	3,000,000	2,998,075

0.410%, due 04/07/11	2,500,000	2,495,530

		37,480,642

Finance-captive automotive—1.77%
Toyota Motor Credit Corp.
0.300%, due 11/17/10	5,000,000	4,999,333

Total commercial paper (cost—$113,476,424)		113,476,424

Short-term corporate obligations—1.06%

Banking-non-US—0.35%
Commonwealth Bank of Australia
0.275%, due 11/22/10(1),(3)	1,000,000	1,000,000

Supranational—0.71%
International Bank for Reconstruction & Development
0.410%, due 11/01/10(2)	2,000,000	2,000,000

Total short-term corporate obligations (cost—$3,000,000)		3,000,000

11

UBS Cash Reserves Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—22.40%

Repurchase agreement dated 10/29/10 with Barclays Bank PLC, 0.210% due 11/01/10, collateralized by $25,291,000 US Treasury Notes,1.000% due 07/31/11; (value—$25,500,047); proceeds: $25,000,438	$25,000,000	$25,000,000

Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, 0.210% due 11/01/10, collateralized by $38,760,000 Federal Home Loan Bank obligations, zero coupon due 11/01/10; (value—$38,760,000); proceeds: $38,000,665	38,000,000	38,000,000

Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $288,563 US Treasury Notes, 1.375% due 05/15/13; (value—$296,845); proceeds: $291,000	291,000	291,000

Total repurchase agreements (cost—$63,291,000)		63,291,000

Total investments (cost—$282,498,594 which approximates cost for federal income tax purposes)—99.97%		282,498,594

Other assets in excess of liabilities—0.03%		77,525

Net assets (applicable to 282,572,675 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$282,576,119

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate security. The maturity date reflects earlier of reset date or stated maturity date. The interest rate shown is the current rate as of October 31, 2010 and resets periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.77% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

12

UBS Cash Reserves Fund

Statement of net assets—October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in
	active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$50,232,138	$—	$50,232,138

Certificates of deposit	—	52,499,032	—	52,499,032

Commercial paper	—	113,476,424	—	113,476,424

Short-term corporate obligations	—	3,000,000	—	3,000,000

Repurchase agreements	—	63,291,000	—	63,291,000

Total	$—	$282,498,594	$—	$282,498,594

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of total investments

United States	77.8%

Canada	5.3

United Kingdom	4.1

Japan	3.9

Australia	3.2

France	2.8

Belgium	1.8

Germany	1.1

Total	100.0%

Weighted average maturity—45 days

See accompanying notes to financial statements

13

UBS Cash Reserves Fund

Statement of operations

For the six
months ended
October 31, 2010
(unaudited)

Investment income:
Interest	$481,080

Expenses:
Investment advisory and administration fees	533,272

Transfer agency and related services fees	316,004

Professional fees	54,234

State registration fees	31,344

Reports and notices to shareholders	26,228

Custody and accounting fees	21,768

Trustees’ fees	7,142

Insurance fees	5,669

Other expenses	5,537

1,001,198

Less: Fee waivers and/or expense reimbursements by investment advisor and administrator	(536,294)

Net expenses	464,904

Net investment income	16,176

Net realized loss	(645)

Net increase in net assets resulting from operations	$15,531

See accompanying notes to financial statements

14

UBS Cash Reserves Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

From operations:
Net investment income	$16,176	$60,556

Net realized gain (loss)	(645)	4,370

Net increase in net assets resulting from operations	15,531	64,926

Dividends and distributions to shareholders from:
Net investment income	(16,176)	(60,556)

Net realized gain	—	(7,656)

Total dividends and distributions to shareholders	(16,176)	(68,212)

Net decrease in net assets from beneficial interest transactions	(44,662,259)	(45,511,448)

Net decrease in net assets	(44,662,904)	(45,514,734)

Net assets:
Beginning of period	327,239,023	372,753,757

End of period	$282,576,119	$327,239,023

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

15

UBS Cash Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months
	ended
	October 31, 2010
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000	(1)

Dividends from net investment income	(0.000	)(1)

Distributions from net realized gain	—

Total dividends and distributions	(0.000	)(1)

Net asset value, end of period	$1.00

Total investment return(2)	0.00	%(3)

Ratios/supplemental data:
Net assets, end of period (000’s)	$282,576

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator and affiliate	0.62	%(4)

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator and affiliate	0.29	%(4)

Net investment income to average net assets	0.01	%(4)

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Total investment return is less than 0.005%.
(4)	Annualized.
(5)	In addition to the waiver of advisory and administration fees and/or reimbursement of expenses by UBS Global Asset Management (Americas) Inc., the Fund was reimbursed by UBS Financial Services Inc. in the amount of $45,477 for overcharges related to prior fiscal periods for postage related expenses.

See accompanying notes to financial statements

16

Years ended April 30,

2010		2009		2008		2007	2006

$1.00		$1.00		$1.00		$1.00	$1.00

0.000	(1)	0.015		0.042		0.048	0.034

(0.000	)(1)	(0.015)		(0.042)		(0.048)	(0.034)

(0.000	)(1)	(0.000	)(1)	—		—	—

(0.000	)(1)	(0.015)		(0.042)		(0.048)	(0.034)

$1.00		$1.00		$1.00		$1.00	$1.00

0.02%		1.49%		4.29%		4.91%	3.49%

$327,239		$372,754		$449,136		$458,710	$469,376

0.62%		0.58%		0.54%		0.55%	0.60%

0.31%		0.53%		0.48	%(5)	0.49%	0.47%

0.02%		1.52%		4.23%		4.81%	3.50%

17

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

18

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a

19

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

20

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Fund’s Board of Trustees has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets.

UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2010, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses totaling $536,294. At October 31, 2010, UBS Global AM owed the Fund $3,005, net of fee waivers/expense reimbursements.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2010, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $42,982,977. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

21

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

Transfer agency and related services fees
UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the six months ended October 31, 2010, UBS Financial Services, Inc. received from BNY Mellon, not the Fund, $166,617 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. The Fund did not loan any securities during the six months ended October 31, 2010.

Other liabilities and components of net assets
At October 31, 2010, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$485

Other accrued expenses*	183,854

*Excludes investment advisory and administration fees.

At October 31, 2010, the components of net assets were as follows:

Accumulated paid in capital	$282,568,653

Accumulated net realized gain	7,466

Net assets	$282,576,119

22

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
	October 31, 2010	April 30, 2010

Shares sold	1,092,339,386	2,597,211,322

Shares repurchased	(1,137,013,261)	(2,642,796,357)

Dividends reinvested	11,616	73,587

Net decrease in shares outstanding	(44,662,259)	(45,511,448)

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2010 and the fiscal year ended April 30, 2010 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2011.

As of and during the period ended October 31, 2010, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2010, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

23

UBS Cash Reserves Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule and monthly portfolio holdings reports
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2010.

24

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 14-15, 2010, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Agreement between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust with respect to UBS Cash Reserves Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administrative Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s

25

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio manager primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of UBS AG, one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $143 billion in assets under management as of March 31, 2010 and was part of the UBS Global Asset Management Division, which had approximately $560 billion of assets under management worldwide as of March 31, 2010. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

26

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

The board noted that UBS Global AM currently voluntarily waives a portion of its management/administrative fees due from the Fund. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Fund, as compared to peers in the respective Expense Group.

In connection with its consideration of management and advisory fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and

27

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

ten-year periods and since inception period ended April 30, 2010 and (b) annualized performance information for each year in the ten-year period ended April 30, 2010. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the third quintile for the one-year period, the second quintile for the three-year period and the first quintile for the five- and ten-year periods and since inception (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance). Based on its review, the Board concluded that the Fund’s investment performance was acceptable.

Adviser profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund, as well as information regarding enhancements to UBS Global AM’s methodology for determining profitability. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints and considered management’s statement that it

28

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

believed economies of scale were being appropriately shared with fund shareholders. The board also noted that to the extent the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data, the Actual (as well as Contractual) Management Fee and the voluntary fee waiver currently in effect, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

29

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32

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Semiannual Report
October 31, 2010

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

December 15, 2010

Dear shareholder,
We present you with the semiannual report for the UBS Select Institutional Series of Funds, namely, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the “Funds”) for the six-months ended October 31, 2010.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•   UBS Select Prime Institutional Fund: 0.16% as of October 31, 2010 versus 0.12% as of April 30, 2010.

•   UBS Select Treasury Institutional Fund: 0.03% as of October 31, 2010, unchanged from April 30, 2010.

•   UBS Select Tax-Free Institutional Fund: 0.11% as of October 31, 2010 versus 0.12% as of April 30, 2010.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 9.
UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund
Investment goals (both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional Fund—August 10, 1998; UBS Select Treasury Institutional Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free Institutional Fund

Investment goal:
Maximum current income
exempt from federal income tax
consistent with liquidity and the
preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	Even though the economy continued to expand, certain economic data moderated toward the end of the reporting period. The Commerce Department’s revised estimate for third quarter growth was 2.5%, as exports, and consumer and government spending came in stronger than expected. However, as the period drew to a close, economic growth appeared to have moderated somewhat as the labor market remained weak along with an expectation among investors of further quantitative easing.

Despite the continued expansion of the economy, the Fed remained concerned about continued high unemployment. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

At its meeting in September 2010, the Fed stated that the Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery.

It was no surprise, in November 2010 (after the reporting period ended), when the Fed took additional action in an attempt to stimulate the economy. Saying that “the pace of recovery in output and employment continues to be slow,” the Fed launched another round of quantitative easing that called for purchasing an additional $600 billion of longer-term US Treasury securities by the end of the second quarter of 2011.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, its weighted average maturity was 35 days when the

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

reporting period began. At that time, the European debt crisis was intensifying, and we continued to be conservatively positioned on a relative basis. This was particularly true with respect to our European bank exposure, given liquidity concerns related to some of these banks. Although we continued to be cautious through the end of the reporting period, we extended the Master Fund’s weighted average maturity to 47 days as we became more comfortable with the level of stability in the region and in order to lock in relatively higher yields.

At the issuer level, we maintained a greater-than-usual level of diversification over the six-month period by generally investing in smaller positions (approximately 1%), with the goal of reducing risk and keeping the Master Fund highly liquid. As the economic environment improved over the period, however, we slightly increased our single issuer exposure, typically purchasing up to 3% in single nongovernment issuers by the end of the reporting period. The Master Fund is generally able to hold up to 5% in any one issuer (subject to certain exceptions).

At the security level, we increased the Master Fund’s exposure to certificates of deposit, US government and agency obligations, and a US master note. In addition, we decreased the Fund’s exposure to commercial paper, repurchase agreements, short-term corporate obligations and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	For the Treasury Master Fund in which UBS Select Treasury Institutional Fund invests, we continued to emphasize repurchase agreements backed by Treasury obligations, since their yields were generally higher than those offered through direct investments in Treasuries and they often have the added advantage of providing increased liquidity. We also maintained a meaningful allocation to direct Treasury obligations.

•	For the Tax-Free Master Fund in which UBS Select Tax-Free Institutional Fund invests, its weighted average maturity was 14 days when the reporting period began. As the reporting period progressed, the weighted average maturity was increased to 23 days

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

as opportunities became available during the large note issuance season that occurs every summer. We focused our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations. Additionally, we invested in tax-free commercial paper in the 90-day range to enhance yield in a relatively flat municipal yield curve environment.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	While the worst of the global recession appears to be over, a number of questions remain regarding the sustainability of the economic recovery. Unemployment remains high, and there remains a great deal of uncertainty among investors surrounding the extension or expansion of any stimulus programs. Given this environment, we believe that yields on money market securities could remain low, and there could be periods of increased market volatility.

Q.	How have regulatory changes announced earlier this year impacted the availability of Fund information?
A.	In response to revisions to the US Securities and Exchange Commission’s rules governing money market funds, beginning on October 7, 2010, the Funds began disclosing, on a monthly basis: (a) a complete schedule of each Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life. This information is available on UBS’s Web site at the following Internet address: www.ubs.com/usmoneymarketfundsholdings. This information will be updated monthly.

Shareholders can find more details on the posting of this information by accessing the supplement to the Fund’s prospectus, which is also available at the above Web site.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—UBS Select Tax-Free Institutional Fund
UBS Select Prime Institutional Fund	Managing Director
UBS Select Treasury Institutional Fund	UBS Global Asset Management (Americas) Inc.
UBS Select Tax-Free Institutional Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—UBS Select Prime Institutional Fund	Portfolio Manager—UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Director
Managing Director	UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc.

Erin O. Houston
Portfolio Manager—UBS Select Tax-Free Institutional Fund
Associate Director
UBS Global Asset Management (Americas) Inc.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2010. The views and opinions in the letter were current as of December 15, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2010 to October 31, 2010.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Institutional Fund

		Ending	Expenses paid
	Beginning	account value	during period(2)	Expense ratio
	account value	October 31,	05/01/10 to	during the
	May 1, 2010	2010	10/31/10	period

Actual	$1,000.00	$1,000.90	$0.71	0.14%

Hypothetical
(5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select Treasury Institutional Fund

		Ending	Expenses paid
	Beginning	account value*	during period(2)	Expense ratio
	account value	October 31,	05/01/10 to	during the
	May 1, 2010	2010	10/31/10	period

Actual	$1,000.00	$1,000.20	$0.91	0.18%

Hypothetical
(5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Select Tax-Free Institutional Fund

		Ending	Expenses paid
	Beginning	account value	during period(2)	Expense ratio
	account value	October 31,	05/01/10 to	during the
	May 1, 2010	2010	10/31/10	period

Actual	$1,000.00	$1,000.50	$0.91	0.18%

Hypothetical
(5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	10/31/10	04/30/10	10/31/09

Seven-day current yield(1)	0.16%	0.12%	0.09%

Seven-day effective yield(1)	0.16	0.13	0.09

Weighted average maturity(2)	47 days	35 days	54 days

Net assets (bln)	$8.4	$9.8	$11.3

UBS Select Treasury Institutional Fund

Yields and characteristics	10/31/10	04/30/10	10/31/09

Seven-day current yield(1)	0.03%	0.03%	0.01%

Seven-day effective yield(1)	0.03	0.03	0.01

Weighted average maturity(2)	38 days	40 days	54 days

Net assets (bln)	$4.2	$4.7	$5.5

UBS Select Tax-Free Institutional Fund

Yields and characteristics	10/31/10	04/30/10	10/31/09

Seven-day current yield(1)	0.11%	0.12%	0.05%

Seven-day effective yield(1)	0.11	0.12	0.05

Weighted average maturity(2)	23 days	14 days	15 days

Net assets (bln)	$1.1	$1.3	$1.7

(1)	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Select Prime Institutional Fund

Statement of assets and liabilities—October 31, 2010 (unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value (cost—$8,402,456,989 which approximates cost for federal income tax purposes)	$8,402,456,989

Liabilities:
Dividends payable to shareholders	1,172,442

Payable to affiliates	273,821

Total liabilities	1,446,263

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 8,400,969,568 outstanding	8,400,969,568

Accumulated net realized gain	41,158

Net assets	$8,401,010,726

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Statement of assets and liabilities—October 31, 2010 (unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$4,192,434,290 which approximates cost for federal income tax purposes)	$4,192,434,290

Liabilities:
Payable to affiliates	273,078

Dividends payable to shareholders	95,214

Total liabilities	368,292

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,192,049,525 outstanding	4,192,049,525

Accumulated net realized gain	16,473

Net assets	$4,192,065,998

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Statement of assets and liabilities—October 31, 2010 (unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$1,071,630,549 which approximates cost for federal income tax purposes)	$1,071,630,549

Liabilities:
Dividends payable to shareholders	87,423

Payable to affiliates	70,086

Total liabilities	157,509

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,071,377,169 outstanding	1,071,376,925

Accumulated net realized gain	96,115

Net assets	$1,071,473,040

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Prime Institutional Fund

Statement of operations

For the six
months ended
October 31, 2010
(unaudited)

Investment income:
Interest income allocated from Master	$14,797,653

Expenses allocated from Master	(4,578,797)

Net investment income allocated from Master	10,218,856

Expenses:
Administration fees	3,638,158

Trustees’ fees	24,424

3,662,582

Less: Fee waivers by administrator	(1,831,304)

Net expenses	1,831,278

Net investment income	8,387,578

Net realized gain allocated from Master	10,170

Net increase in net assets resulting from operations	$8,397,748

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Statement of operations

For the six
months ended
October 31, 2010
(unaudited)

Investment income:
Interest income allocated from Master	$4,754,591

Expenses allocated from Master	(2,271,203)

Net investment income allocated from Master	2,483,388

Expenses:
Administration fees	1,801,167

Trustees’ fees	15,596

1,816,763

Less: Fee waivers by administrator	(21,481)

Net expenses	1,795,282

Net investment income	688,106

Net realized loss allocated from Master	(6,917)

Net increase in net assets resulting from operations	$681,189

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Statement of operations

For the six
months ended
October 31, 2010
(unaudited)

Investment income:
Interest income allocated from Master	$1,687,607

Expenses allocated from Master	(605,215)

Net investment income allocated from Master	1,082,392

Expenses:
Administration fees	475,117

Trustees’ fees	8,991

Net expenses	484,108

Net investment income	598,284

Net increase in net assets resulting from operations	$598,284

See accompanying notes to financial statements

UBS Select Prime Institutional Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

From operations:
Net investment income	$8,387,578	$23,831,645

Net realized gain	10,170	125,877

Net increase in net assets resulting from operations	8,397,748	23,957,522

Dividends to shareholders from:
Net investment income	(8,387,578)	(23,831,645)

Net decrease in net assets from beneficial interest transactions	(1,432,172,683)	(4,615,092,404)

Net decrease in net assets	(1,432,162,513)	(4,614,966,527)

Net assets:
Beginning of period	9,833,173,239	14,448,139,766

End of period	$8,401,010,726	$9,833,173,239

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

From operations:
Net investment income	$688,106	$2,350,885

Net realized gain (loss)	(6,917)	92,384

Net increase in net assets resulting from operations	681,189	2,443,269

Dividends and distributions to shareholders from:
Net investment income	(688,106)	(2,350,885)

Net realized gain	—	(68,994)

Total dividends and distributions to shareholders	(688,106)	(2,419,879)

Net decrease in net assets from beneficial interest transactions	(542,365,253)	(2,934,775,141)

Net decrease in net assets	(542,372,170)	(2,934,751,751)

Net assets:
Beginning of period	4,734,438,168	7,669,189,919

End of period	$4,192,065,998	$4,734,438,168

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

From operations:
Net investment income	$598,284	$1,925,983

Net realized gain	—	133,205

Net increase in net assets resulting from operations	598,284	2,059,188

Dividends and distributions to shareholders from:
Net investment income	(598,284)	(1,925,983)

Net realized gain	—	(113,943)

Total dividends and distributions to shareholders	(598,284)	(2,039,926)

Net decrease in net assets from beneficial interest transactions	(222,209,619)	(1,104,945,056)

Net decrease in net assets	(222,209,619)	(1,104,925,794)

Net assets:
Beginning of period	1,293,682,659	2,398,608,453

End of period	$1,071,473,040	$1,293,682,659

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

(This page has been left blank intentionally)

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months
	ended
	October 31, 2010
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.001

Dividends from net investment income	(0.001)

Net asset value, end of period	$1.00

Total investment return(1)	0.09%

Ratios/supplemental data:
Net assets, end of period (000’s)	$8,401,011

Expenses to average net assets, before fee waivers by advisor/administrator	0.18	%(2),(3)

Expenses to average net assets, net of fee waivers by advisor/administrator	0.14	%(2),(3)

Net investment income to average net assets	0.18	%(2),(3)

(1)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(2)	Annualized.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.

See accompanying notes to financial statements

Years ended April 30,

2010		2009		2008		2007	2006

$1.00		$1.00		$1.00		$1.00	$1.00

0.002		0.019		0.046		0.051	0.037

(0.002)		(0.019)		(0.046)		(0.051)	(0.037)

$1.00		$1.00		$1.00		$1.00	$1.00

0.18%		1.94%		4.66%		5.25%	3.81%

$9,833,173		$14,448,140		$12,969,050		$9,272,239	$6,698,203

0.19	%(3)	0.20	%(3)	0.18	%(3)	0.18%	0.18%

0.18	%(3)	0.20	%(3)	0.18	%(3)	0.18%	0.18%

0.19	%(3)	1.87	%(3)	4.47	%(3)	5.14%	3.76%

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months
	ended
	October 31, 2010
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000	(1)

Dividends from net investment income	(0.000	)(1)

Distributions from net realized gain	—

Total dividends and distributions	(0.000	)(1)

Net asset value, end of period	$1.00

Total investment return(2)	0.02%

Ratios/supplemental data:
Net assets, end of period (000’s)	$4,192,066

Expenses to average net assets, before fee waivers by advisor/administrator	0.18	%(3),(4)

Expenses to average net assets, net of fee waivers by advisor/administrator	0.18	%(3),(4)

Net investment income to average net assets	0.03	%(3),(4)

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

Years ended April 30,

2010		2009		2008		2007		2006

$1.00		$1.00		$1.00		$1.00		$1.00

0.000	(1)	0.009		0.038		0.050		0.036

(0.000	)(1)	(0.009)		(0.038)		(0.050)		(0.036)

(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	—

(0.000	)(1)	(0.009)		(0.038)		(0.050)		(0.036)

$1.00		$1.00		$1.00		$1.00		$1.00

0.04%		0.86%		3.85%		5.11%		3.65%

$4,734,438		$7,669,190		$5,604,307		$951,408		$580,162

0.20	%(3)	0.20	%(3)	0.18	%(3)	0.18%		0.18%

0.18	%(3)	0.20	%(3)	0.18	%(3)	0.18%		0.18%

0.04	%(3)	0.69	%(3)	3.14	%(3)	5.02%		3.59%

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2010		Years ended April 30,				For the period August 28, 2007(1)
	(unaudited)		2010		2009		to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	0.000	(2)	0.001		0.013		0.019

Dividends from net investment income	(0.000	)(2)	(0.001)		(0.013)		(0.019)

Distributions from net realized gain	—		(0.000	)(2)	(0.000	)(2)	—

Total dividends and distributions	(0.000	)(2)	(0.001)		(0.013)		(0.019)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total investment return(3)	0.05%		0.11%		1.30%		1.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,071,473		$1,293,683		$2,398,608		$2,574,640

Expenses to average net assets, before fee waivers by administrator(4)	0.18	%(5)	0.21%		0.21%		0.18	%(5)

Expenses to average net assets, net of fee waivers by administrator(4)	0.18	%(5)	0.20%		0.15%		0.08	%(5)

Net investment income to average net assets(4)	0.10	%(5)	0.11%		1.33%		2.61	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in the Prime Master Fund and the Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund” and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (39.05% for Prime Institutional Fund, 52.62% for Treasury Institutional Fund and 65.86% for Tax-Free Institutional Fund at October 31, 2010). All of the net investment income and realized and unrealized gains and losses from

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and/or administrator
Effective August 28, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2010, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $574,586, $282,486 and $73,742, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2010, UBS Global AM owed $13,472, $8,658 and $3,656 for independent trustees fees to Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

Prior to August 28, 2007, UBS Global AM received a fee of 0.18% of the average daily net assets of each of Prime Institutional Fund and Treasury Institutional Fund for its investment advisory and administrative services under superseded agreements, prior to conversion of those Funds to feeder funds on such date.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

During the period May 1, 2010, through October 31, 2010, UBS Global AM voluntarily waived 0.04% of administration fees for Prime Institutional Fund; this voluntary waiver has been extended until at least January 31, 2011. After this time, the waiver will either be extended further, or be phased out by decreasing 0.01% per week until the voluntary waiver expires. At October 31, 2010, UBS Global AM owed Prime Institutional Fund $287,293 for fee waivers. For the six months ended October 31, 2010, UBS Global AM voluntarily waived $1,831,304 for Prime Institutional Fund. In addition, UBS Global AM has undertaken to waive fees in the event that current fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2010, UBS Global AM owed the Treasury Institutional Fund $750 for fee waivers. For the six months ended October 31, 2010, UBS Global AM voluntarily waived an additional $21,481 for Treasury Institutional Fund.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
Prime Institutional Fund	October 31, 2010	April 30, 2010

Shares sold	20,659,044,259	40,029,288,058

Shares repurchased	(22,097,875,432)	(44,669,277,540)

Dividends reinvested	6,658,490	24,897,078

Net decrease in shares outstanding	(1,432,172,683)	(4,615,092,404)

	For the six	For the
	months ended	year ended
Treasury Institutional Fund	October 31, 2010	April 30, 2010

Shares sold	6,468,720,876	12,398,797,484

Shares repurchased	(7,011,728,797)	(15,336,259,729)

Dividends reinvested	642,668	2,687,104

Net decrease in shares outstanding	(542,365,253)	(2,934,775,141)

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

	For the six	For the
	months ended	year ended
Tax-Free Institutional Fund	October 31, 2010	April 30, 2010

Shares sold	926,157,097	3,254,254,067

Shares repurchased	(1,148,953,174)	(4,361,532,579)

Dividends reinvested	586,458	2,333,456

Net decrease in shares outstanding	(222,209,619)	(1,104,945,056)

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the year ended April 30, 2010, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal year ended April 30, 2010, was 94.39% tax exempt income, 3.72% ordinary income and 1.89% long-term capital gain.

The tax character of distributions and components of accumulated earnings (deficit) on a tax basis will be determined at the end of the Funds’ fiscal year ending April 30, 2011.

As of and during the period ended October 31, 2010, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2010, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2010 for Prime Institutional Fund and Treasury Institutional Fund and each of the tax years in the three year period ended April 30, 2010 for Tax-Free Institutional Fund, remain subject to examination by the Internal Revenue Service and state taxing authorities.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule and monthly portfolio holdings reports
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of each Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfundsholdings.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2010 as short-term capital gain dividends.

UBS Select Treasury Institutional Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2010 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2011.

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—17.49%

Federal Farm Credit Bank
0.161%, due 11/18/10(1)	$137,000,000	$137,000,000

0.270%, due 12/15/10(1)	115,000,000	115,000,000

0.270%, due 01/12/11(1)	109,000,000	108,989,697

0.340%, due 01/14/11(2)	150,000,000	149,895,167

Federal Home Loan Bank
0.300%, due 11/01/10(1)	135,000,000	135,000,000

0.310%, due 11/01/10(1)	100,000,000	100,000,000

0.430%, due 11/04/10	167,500,000	167,500,519

0.280%, due 12/29/10(1)	177,000,000	177,000,000

0.375%, due 01/19/11	27,615,000	27,615,000

0.500%, due 05/17/11(2)	115,000,000	114,685,347

0.580%, due 05/27/11	110,000,000	110,000,000

0.300%, due 11/08/11	96,500,000	96,495,175

Federal Home Loan Mortgage Corp.*
0.250%, due 01/03/11(2)	215,000,000	214,905,938

0.270%, due 02/22/11(2)	175,000,000	174,851,688

0.330%, due 02/22/11(2)	71,850,000	71,775,575

Federal National Mortgage Association*
0.240%, due 01/18/11(2)	105,000,000	104,945,400

0.300%, due 01/18/11(2)	150,000,000	149,902,500

0.240%, due 01/19/11(2)	200,000,000	199,894,667

0.240%, due 04/01/11(2)	100,000,000	99,899,333

0.250%, due 09/06/11(2)	200,000,000	199,570,833

US Treasury Notes
0.875%, due 12/31/10	300,000,000	300,316,957

0.875%, due 02/28/11	449,300,000	450,191,702

0.875%, due 03/31/11	100,000,000	100,167,559

4.875%, due 04/30/11	138,000,000	141,123,975

4.875%, due 05/31/11	112,900,000	115,920,060

Total US government and agency obligations
(cost—$3,762,647,092)		3,762,647,092

Certificates of deposit—17.44%

Banking-non-US—17.44%
Abbey National Treasury Services PLC
0.439%, due 01/18/11(1)	210,000,000	210,000,000

Bank of Montreal
0.270%, due 11/15/10	200,000,000	200,000,000

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Bank of Nova Scotia
0.260%, due 11/01/10(1)	$182,000,000	$182,000,000

0.266%, due 11/17/10(1)	175,000,000	174,999,578

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320%, due 11/12/10	200,000,000	200,000,000

BNP Paribas SA
0.439%, due 01/18/11(1)	95,000,000	95,000,000

Credit Agricole CIB
0.320%, due 01/31/11	205,000,000	205,000,000

Deutsche Bank AG
0.280%, due 01/18/11	200,000,000	200,000,000

KBC Bank NV
0.300%, due 11/15/10	197,000,000	197,000,000

Lloyds TSB Bank PLC
0.289%, due 01/19/11(1)	119,000,000	119,000,000

Mitsubishi UFJ Trust & Banking Corp.
0.345%, due 12/16/10	200,000,000	199,913,825

Mizuho Corporate Bank Ltd.
0.240%, due 11/04/10	200,000,000	200,000,000

National Australia Bank Ltd.
0.355%, due 11/29/10(1)	175,000,000	175,000,000

0.309%, due 01/19/11(1)	44,250,000	44,241,142

Natixis
0.390%, due 11/01/10(1)	203,000,000	203,000,000

0.530%, due 11/01/10(1)	172,500,000	172,500,000

Royal Bank of Canada
0.430%, due 11/01/10(1)	175,000,000	175,000,000

Royal Bank of Scotland PLC
0.490%, due 11/01/10	200,000,000	200,000,000

0.288%, due 01/25/11(1)	240,500,000	240,500,000

Svenska Handelsbanken
0.270%, due 11/24/10	264,000,000	264,000,843

Westpac Banking Corp.
0.380%, due 11/04/10(1)	95,000,000	95,000,000

Total certificates of deposit (cost—$3,752,155,388)		3,752,155,388

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—47.75%

Asset backed-banking—2.21%
Atlantis One Funding
0.290%, due 01/31/11	$300,000,000	$299,780,083

0.370%, due 02/11/11	175,000,000	174,816,542

		474,596,625

Asset backed-miscellaneous—15.21%
Amsterdam Funding Corp.
0.240%, due 11/02/10	200,000,000	199,998,667

0.240%, due 11/03/10	125,000,000	124,998,333

0.240%, due 11/23/10	80,000,000	79,988,267

Atlantic Asset Securitization LLC
0.240%, due 11/10/10	90,000,000	89,994,600

0.250%, due 11/19/10	100,000,000	99,987,500

0.280%, due 12/02/10	127,750,000	127,719,198

0.270%, due 01/06/11	70,000,000	69,965,350

Bryant Park Funding LLC
0.240%, due 11/01/10	100,000,000	100,000,000

0.230%, due 11/02/10	154,310,000	154,309,014

Falcon Asset Securitization Corp.
0.240%, due 11/10/10	108,000,000	107,993,520

0.270%, due 01/11/11	75,000,000	74,960,063

0.280%, due 02/07/11	75,000,000	74,942,833

Jupiter Securitization Co. LLC
0.235%, due 11/09/10	85,000,000	84,995,561

0.240%, due 11/15/10	50,013,000	50,008,332

0.230%, due 12/01/10	50,000,000	49,990,417

Liberty Street Funding LLC
0.240%, due 11/01/10	187,000,000	187,000,000

LMA Americas LLC
0.240%, due 11/09/10	128,000,000	127,993,173

0.260%, due 11/26/10	78,700,000	78,685,790

0.260%, due 11/30/10	70,500,000	70,485,234

0.290%, due 01/26/11	50,000,000	49,965,361

Old Line Funding Corp.
0.280%, due 11/15/10	100,323,000	100,312,076

Regency Markets No.1 LLC
0.250%, due 11/05/10	92,000,000	91,997,444

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Salisbury Receivables Co. LLC
0.240%, due 11/15/10	$50,000,000	$49,995,333

Sheffield Receivables Corp.
0.270%, due 11/01/10	68,000,000	68,000,000

0.260%, due 12/03/10	43,250,000	43,240,004

0.270%, due 01/10/11	85,000,000	84,955,375

Thames Asset Global Securitization No.1
0.240%, due 11/10/10	57,422,000	57,418,555

0.240%, due 11/15/10	75,000,000	74,993,000

Thunderbay Funding
0.230%, due 11/03/10	80,019,000	80,017,978

0.240%, due 11/15/10	71,315,000	71,308,344

0.250%, due 11/18/10	36,096,000	36,091,739

Variable Funding Capital Corp.
0.235%, due 11/04/10	90,000,000	89,998,238

0.270%, due 01/04/11	100,000,000	99,952,000

0.270%, due 01/14/11	200,000,000	199,889,000

Windmill Funding Corp.
0.240%, due 11/03/10	121,582,000	121,580,379

		3,273,730,678

Asset backed-securities—3.72%
Clipper Receivables Co. LLC
0.240%, due 11/17/10	90,000,000	89,990,400

0.280%, due 12/16/10	235,000,000	234,917,750

Grampian Funding LLC
0.320%, due 12/09/10	60,000,000	59,979,733

0.330%, due 12/15/10	90,000,000	89,963,700

0.330%, due 12/17/10	100,000,000	99,957,834

0.320%, due 01/14/11	225,000,000	224,852,000

		799,661,417

Banking-non-US—3.29%
ANZ National International Ltd.
0.280%, due 02/07/11	200,000,000	199,847,556

Banque et Caisse d’Epargne de L’Etat
0.260%, due 11/10/10	150,000,000	149,990,250

0.280%, due 01/21/11	50,000,000	49,968,500

0.290%, due 01/24/11	100,000,000	99,932,333

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Banking-non-US—(concluded)
Commonwealth Bank of Australia
0.336%, due 11/08/10(1),(3)	$95,000,000	$94,990,954

0.394%, due 11/08/10(1)	27,500,000	27,499,760

Westpac Securities NZ Ltd.
0.370%, due 11/01/10(1),(3)	25,000,000	25,000,000

0.336%, due 11/22/10(1),(3)	60,000,000	60,000,000

		707,229,353

Banking-US—19.80%
ABN Amro Funding USA LLC
0.320%, due 12/07/10	168,000,000	167,946,240

0.320%, due 01/03/11	150,000,000	149,916,000

0.320%, due 01/06/11	50,000,000	49,970,667

BNP Paribas Finance
0.340%, due 01/24/11	200,000,000	199,841,333

0.540%, due 02/04/11	155,000,000	154,779,125

Danske Corp.
0.270%, due 11/04/10	151,000,000	150,996,603

0.250%, due 11/16/10	250,000,000	249,973,958

0.255%, due 12/02/10	200,000,000	199,956,083

Deutsche Bank Financial LLC
0.260%, due 11/09/10	94,000,000	93,994,569

Dexia Delaware LLC
0.345%, due 11/01/10	285,000,000	285,000,000

0.340%, due 11/02/10	130,000,000	129,998,772

0.340%, due 11/03/10	200,000,000	199,996,222

ING (US) Funding LLC
0.340%, due 11/04/10	150,000,000	149,995,750

0.300%, due 01/20/11	195,000,000	194,870,000

0.560%, due 02/11/11	175,000,000	174,722,333

0.380%, due 04/21/11	100,000,000	99,819,500

JPMorgan Chase & Co.
0.275%, due 11/08/10	150,000,000	149,991,979

Natixis US Finance Co. LLC
0.530%, due 11/02/10	210,000,000	209,996,908

Nordea N.A., Inc.
0.250%, due 12/01/10	285,000,000	284,940,625

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(concluded)

Banking-US—(concluded)
0.250%, due 12/17/10	$100,925,000	$100,892,760

0.275%, due 02/10/11	67,850,000	67,797,652

Societe Generale N.A., Inc.
0.380%, due 11/02/10	195,000,000	194,997,942

0.330%, due 01/10/11	208,500,000	208,366,213

0.410%, due 04/07/11	193,000,000	192,654,905

State Street Bank & Trust Co.
0.280%, due 11/18/10	200,000,000	199,973,556

		4,261,389,695

Brokerage—0.88%
RBS Holdings USA, Inc.
0.310%, due 01/11/11	190,000,000	189,883,836

Finance-captive automotive—1.83%
Toyota Motor Credit Corp.
0.300%, due 11/17/10	150,000,000	149,980,000

0.340%, due 02/23/11	150,000,000	149,838,500

0.340%, due 02/24/11	95,000,000	94,896,819

		394,715,319

Insurance-life—0.81%
Prudential PLC
0.240%, due 11/08/10	75,000,000	74,996,500

0.250%, due 11/15/10	100,000,000	99,990,278

		174,986,778

Total commercial paper (cost—$10,276,193,701)		10,276,193,701

US master note—3.79%

Brokerage—3.79%
Banc of America Securities LLC
0.370%, due 11/01/10(1),(4) (cost—$816,000,000)	816,000,000	816,000,000

Short-term corporate obligations—1.59%

Banking-non-US—0.48%
Commonwealth Bank of Australia
0.275%, due 11/22/10(1),(3)	53,000,000	53,000,000

National Australia Bank Ltd.
0.362%, due 11/19/10(1),(3)	50,000,000	49,994,459

		102,994,459

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Finance-captive automotive—0.18%
Toyota Motor Credit Corp.
0.256%, due 11/10/10(1)	$40,000,000	$40,000,000

Supranational—0.93%
International Bank for Reconstruction & Development
0.410%, due 11/01/10(2)	200,000,000	200,000,000

Total short-term corporate obligations (cost—$342,994,459)		342,994,459

Repurchase agreements—10.01%

Repurchase agreement dated 10/29/10 with Banc of America Securities, 0.210% due 11/01/10, collateralized by $109,220,000 Federal Home Loan Bank obligations, 5.500% due 07/15/36, $113,371,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 01/15/14 to 01/02/19, $196,306,000 Federal National Mortgage Association obligations, 1.000% to 5.800% due 04/25/14 to 02/09/26 and $1,690,000 US Treasury Notes, 2.500% due 06/30/17; (value—$459,000,101); proceeds: $450,007,875	450,000,000	450,000,000

Repurchase agreement dated 10/29/10 with Barclays Bank PLC, 0.210% due 11/01/10, collateralized by $129,185,000 Federal Home Loan Bank obligations, zero coupon due 04/29/11 and $330,123,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 03/28/11 to 04/11/11; (value—$459,000,638); proceeds: $450,007,875	450,000,000	450,000,000

Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, Inc., 0.210% due 11/01/10, collateralized by $140,690,000 Federal Home Loan Bank obligations, zero coupon to 1.125% due 12/31/10 to 12/09/11, $315,093,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.125% due 05/25/11 to 11/30/12 and $234,009,300 US Treasury Bonds, 3.875% due 08/15/40; (value—$687,586,863); proceeds: $674,111,797	674,100,000	674,100,000

Repurchase agreement dated 10/29/10 with Goldman Sachs & Co., 0.220% due 11/01/10, collateralized by $456,557,000 Federal Home Loan Mortgage Corp. obligations, 1.150% due 10/07/13; (value—$459,000,848); proceeds: $450,008,250	450,000,000	450,000,000

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/10 with Morgan Stanley & Co., 0.200% due 11/01/10, collateralized by $101,704,000 Federal National Mortgage Association obligations, 1.000% to 2.250% due 11/19/12 to 03/28/16; (value—$102,000,193); proceeds: $100,001,667	$100,000,000	$100,000,000

Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $29,008,017 US Treasury Notes, 1.375% due 05/15/13; (value—$29,840,547); proceeds: $29,253,024	29,253,000	29,253,000

Total repurchase agreements (cost—$2,153,353,000)		2,153,353,000

Total investments (cost—$21,103,343,640 which approximates cost for federal income tax purposes)—98.07%		21,103,343,640

Other assets in excess of liabilities—1.93%		415,400,204

Net assets—100.00%		$21,518,743,844

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate security. The maturity date reflects earlier of reset dates or stated maturity dates. The interest rate shown is the current rate as of October 31, 2010, and resets periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.32% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.79% of net assets, is considered liquid and restricted as of October 31, 2010.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
Security	date(5)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.370%,11/01/10	10/29/10	$816,000,000	3.79%	$816,000,000	3.79%

(5)	Acquisition date represents most recent interest rate reset date on variable rate securities.

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and
agency obligations	$—	$3,762,647,092	$—	$3,762,647,092

Certificates of deposit	—	3,752,155,388	—	3,752,155,388

Commercial paper	—	10,276,193,701	—	10,276,193,701

US master note	—	816,000,000	—	816,000,000

Short-term corporate
obligations	—	342,994,459	—	342,994,459

Repurchase
agreements	—	2,153,353,000	—	2,153,353,000

Total	$—	$21,103,343,640	$—	$21,103,343,640

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of total investments

United States	74.6%

United Kingdom	5.4

Japan	4.9

Canada	3.5

France	3.2

Australia	3.0

Luxemburg	1.4

Sweden	1.3

Germany	0.9

New Zealand	0.9

Belgium	0.9

Total	100.0%

Weighted average maturity—47 days

See accompanying notes to financial statements

39

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government obligations—25.96%

US Treasury Bills
0.190%, due 03/31/11(1)	$100,000,000	$99,920,833

0.291%, due 07/28/11(1)	75,000,000	74,836,919

US Treasury Notes
0.875%, due 12/31/10	175,000,000	175,164,218

0.875%, due 01/31/11	630,000,000	631,079,412

5.000%, due 02/15/11	90,000,000	91,242,659

0.875%, due 02/28/11	300,000,000	300,585,463

0.875%, due 03/31/11	75,000,000	75,125,669

0.875%, due 04/30/11	235,000,000	235,674,363

4.875%, due 04/30/11	100,000,000	102,263,750

4.875%, due 05/31/11	275,000,000	282,356,214

Total US government obligations (cost—$2,068,249,500)		2,068,249,500

Repurchase agreements—70.98%

Repurchase agreement dated 10/29/10 with Banc of America Securities LLC, 0.210% due 11/01/10, collateralized by $63,906,043 US Treasury Bonds Coupon Strips, 8.125% due 11/15/20, $517,909,100 US Treasury Bonds Principal Strips, 3.500% to 11.250% due 02/15/15 to 08/15/40, $1,860,568,526 US Treasury Bonds Strips, zero coupon due 2/15/10 to 08/15/40, $44,642,800 US Treasury Inflation Index Bonds, 1.750% to 3.375% due 01/15/26 to 04/15/32, $135,886,700 US Treasury Inflation Index Notes, 1.250% to 2.625% due 04/15/11 to 07/15/20, $25,000,000 US Treasury Notes, 3.375% due 11/15/19, $63,480,600 US Treasury Notes Principal Strips, 1.375% to 5.125% due 11/15/10 to 08/15/18 and $468,400 US Treasury Notes Strips, zero coupon due 10/31/10 to 12/31/13; (value—$1,683,000,000); proceeds: $1,650,028,875

	1,650,000,000	1,650,000,000

Repurchase agreement dated 10/29/10 with Barclays Bank PLC, 0.210% due 11/01/10, collateralized by $1,463,538,800 US Treasury Bonds, 4.375% to 8.750% due 08/15/20 to 05/15/40 and $113,625,000 US Treasury Notes, 4.000% due 08/15/18; (value—$1,836,000,113); proceeds: $1,800,031,500	1,800,000,000	1,800,000,000

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, Inc., 0.210% due 11/01/10, collateralized by $2,043,337,380 US Treasury Bonds Coupon Strips, zero coupon due 08/15/18 to 05/15/27, $903,211,400 US Treasury Bonds Principal Strips, 4.500% to 7.500% due 11/15/24 to 08/15/39 and $136,133,000 US Treasury Bonds Strips, zero coupon due 11/15/23; (value—$1,637,202,000); proceeds: $1,605,128,089	$1,605,100,000	$1,605,100,000

Repurchase agreement dated 10/29/10 with Goldman Sachs & Co., 0.140% due 11/01/10, collateralized by $27,319,100 US Treasury Bills, zero coupon due 12/16/10 and $258,717,500 US Treasury Notes, 1.125% to 4.500% due 1/15/12 to 11/15/15; (value—$306,000,073); proceeds: $300,003,500	300,000,000	300,000,000

Repurchase agreement dated 10/29/10 with Morgan Stanley & Co., 0.200% due 11/01/10, collateralized by $248,919,700 US Treasury Inflation Index Notes, 1.250% to 1.875% due 07/15/13 to 01/15/15; (value—$306,000,096); proceeds: $300,005,000	300,000,000	300,000,000

Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $275,000 US Treasury Notes, 1.375% due 05/15/13; (value—$282,893); proceeds: $274,000	274,000	274,000

Total repurchase agreements (cost—$5,655,374,000)		5,655,374,000

Total investments (cost—$7,723,623,500 which approximates cost for federal income tax purposes)—96.94%		7,723,623,500

Other assets in excess of liabilities—3.06%		243,653,643

Net assets—100.00%		$7,967,277,143

(1) Interest rates shown are the discount rates at date of purchase.

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government
obligations	$—	$2,068,249,500	$—	$2,068,249,500

Repurchase
agreements	—	5,655,374,000	—	5,655,374,000

Total	$—	$7,723,623,500	$—	$7,723,623,500

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—38 days

See accompanying notes to financial statements

42

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—85.66%

Alabama—1.17%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.310%, VRD	$5,725,000	$5,725,000

Infirmary Health System Special Care Facilities
Financing Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.250%, VRD	8,300,000	8,300,000

Mobile Downtown Redevelopment Authority
Revenue (Austal USA LLC Project),
0.270%, VRD	5,000,000	5,000,000

		19,025,000

Alaska—0.30%
Borough of North Slope, Series A,
2.000%, due 06/30/11	4,800,000	4,852,221

Arizona—2.68%
AK-Chin Indian Community Revenue
0.300%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority Industrial
Development Revenue (Tucson Electric Power Co.),
Series 83C,
0.260%, VRD	18,000,000	18,000,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.230%, VRD	10,590,000	10,590,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.290%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.270%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District Electric
Systems Revenue (Barclays Capital Municipal Trust Receipts,
Series 9W),
0.290%, VRD(1),(2)	3,750,000	3,750,000

		43,640,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—0.92%
California Infrastructure & Economic Development Bank Revenue
(Santa Barbara Performing Arts),
0.320%, VRD	$2,200,000	$2,200,000

Metropolitan Water District Southern California Refunding,
Series A,
0.210%, VRD	8,200,000	8,200,000

Metropolitan Water District Southern California Waterworks
Revenue Refunding,
Series A-1,
0.240%, VRD	2,740,000	2,740,000

San Diego County Certificates of Participation
(San Diego Foundation),
0.310%, VRD	1,900,000	1,900,000

		15,040,000

Colorado—2.09%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.330%, VRD(1),(2)	12,065,000	12,065,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-6,
0.280%, VRD	5,190,000	5,190,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.270%, VRD	10,820,000	10,820,000

Series A3,
0.270%, VRD	6,000,000	6,000,000

		34,075,000

Connecticut—1.21%
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series U,
0.220%, VRD	7,300,000	7,300,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.250%, VRD	1,550,000	1,550,000

Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.330%, VRD(1),(2)	10,820,000	10,820,000

		19,670,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—0.50%
District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	$8,000,000	$8,117,765

Florida—3.64%
Gainesville Utilities System Revenue,
Series A,
0.240%, VRD	2,490,000	2,490,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.300%, VRD	19,190,000	19,190,000

Series C (NATL-RE Insured),
0.300%, VRD	4,980,000	4,980,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.330%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three-C-3,
0.250%, VRD	2,990,000	2,990,000

JEA Water & Sewer Revenue System,
Subseries B-1,
0.250%, VRD	2,180,000	2,180,000

Orange County School Board Certificates of Participation,
Series E,
0.300%, VRD	12,345,000	12,345,000

Orlando Utilities Commission Utility System Revenue,
0.290%, VRD	2,600,000	2,600,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.280%, VRD	3,400,000	3,400,000

		59,150,000

Georgia—4.25%
Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs,
Series 2253) (AGM Insured),
0.280%, VRD(1),(2)	9,750,000	9,750,000

Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/10	10,000,000	10,028,342

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Gainesville & Hall County Hospital Authority Revenue
Certificates of Participation (Northeast Georgia Health System),
Series A,
0.300%, VRD	$14,600,000	$14,600,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.300%, VRD	4,000,000	4,000,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.260%, VRD	12,000,000	12,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.310%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue (Emory University),
Series B-2,
0.220%, VRD	3,300,000	3,300,000

Series C-3,
0.220%, VRD	1,700,000	1,700,000

Series C-4,
0.220%, VRD	7,900,000	7,900,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.300%, VRD	3,835,000	3,835,000

		69,113,342

Idaho—0.34%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	5,500,000	5,557,499

Illinois—3.60%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.280%, VRD	5,900,000	5,900,000

Series B,
0.270%, VRD	2,900,000	2,900,000

Chicago Board of Education Refunding,
Series B,
0.270%, VRD	12,900,000	12,900,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Chicago (Neighborhoods Alive 21),
Series B,
0.280%, VRD	$8,900,000	$8,900,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-3,
0.270%, VRD	700,000	700,000

Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.290%, VRD	1,300,000	1,300,000

Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.250%, VRD	5,700,000	5,700,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.400%, VRD	6,680,000	6,680,000

Illinois Finance Authority Revenue (Rehab Institute Chicago),
Series C,
0.240%, VRD	2,175,000	2,175,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.300%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority Revenue
(Two Rivers YMCA Project),
0.290%, VRD	4,830,000	4,830,000

		58,585,000

Indiana—1.35%
Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.290%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.300%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.260%, VRD	9,175,000	9,175,000

		22,015,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Iowa—0.18%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.290%, VRD	$2,880,000	$2,880,000

Kansas—0.23%
Kansas State Department of Transportation Highway Revenue,
Series A-5,
0.240%, VRD	3,800,000	3,800,000

Kentucky—2.20%
Breckinridge County Lease Program Revenue (Kentucky
Association Leasing Trust),
Series A,
0.270%, VRD	9,025,000	9,025,000

Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.270%, VRD	2,235,000	2,235,000

Series B,
0.270%, VRD	785,000	785,000

Shelby County Lease Revenue,
Series A,
0.270%, VRD	10,615,000	10,615,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.270%, VRD	8,225,000	8,225,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.270%, VRD	4,835,000	4,835,000

		35,720,000

Maryland—1.91%
Easton Revenue (William Hill Manor),
Series C,
0.300%, VRD	3,305,000	3,305,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.240%, VRD	8,805,000	8,805,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.280%, VRD	$12,315,000	$12,315,000

Series A-7,
0.280%, VRD	6,700,000	6,700,000

		31,125,000

Massachusetts—6.98%
Massachusetts Department of Transportation Metropolitan
Highway System Revenue (Contract Assistance),
Series A5,
0.250%, VRD	3,400,000	3,400,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.230%, VRD	2,800,000	2,800,000

Massachusetts Development Finance Agency Revenue Refunding
(Higher Education-Smith College),
0.240%, VRD	11,311,000	11,311,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.280%, VRD	13,500,000	13,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.280%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Harvard University),
Series BB,
0.200%, VRD	1,600,000	1,600,000

Massachusetts Health & Educational Facilities Authority Revenue
(Henry Heywood),
Series C,
0.290%, VRD	2,970,000	2,970,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare Systems),
Series F3,
0.260%, VRD	$4,040,000	$4,040,000

Series I-1,
0.240%, VRD	2,000,000	2,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.290%, VRD	11,225,000	11,225,000

Massachusetts Health & Educational Facilities Authority Revenue
(Williams College),
Series I,
0.240%, VRD	10,000,000	10,000,000

Series J,
0.270%, VRD	12,700,000	12,700,000

Massachusetts Revenue Anticipation Notes,
Series C,
2.000%, due 06/23/11	10,000,000	10,107,671

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.290%, VRD	6,000,000	6,000,000

Massachusetts Water Resources Authority Refunding (General),
Series A,
0.290%, VRD	11,990,000	11,990,000

		113,643,671

Michigan—1.05%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.270%, VRD	1,400,000	1,400,000

Michigan Finance Authority State Aid Notes,
Series D-1,
2.000%, due 08/19/11	5,000,000	5,047,447

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit Group),
Subseries F-5,
0.250%, VRD	10,700,000	10,700,000

		17,147,447

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Minnesota—0.70%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.270%, VRD	$1,445,000	$1,445,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.230%, VRD	9,950,000	9,950,000

		11,395,000

Mississippi—2.70%
Jackson County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.230%, VRD	4,000,000	4,000,000

Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.250%, VRD	10,000,000	10,000,000

0.270%, VRD	10,000,000	10,000,000

Series F,
0.210%, VRD	10,000,000	10,000,000

Series G,
0.230%, VRD	5,400,000	5,400,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.230%, VRD	4,600,000	4,600,000

		44,000,000

Missouri—1.60%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.290%, VRD	4,530,000	4,530,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.270%, VRD	12,200,000	12,200,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (BJC Health Systems),
Series E,
0.220%, VRD	1,500,000	1,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
University of Missouri Revenue (System Facilities),
Series A,
0.270%, VRD	$2,725,000	$2,725,000

Series B,
0.270%, VRD	5,100,000	5,100,000

		26,055,000

Montana—0.79%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.290%, VRD	10,000,000	10,000,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.280%, VRD	2,900,000	2,900,000

		12,900,000

Nebraska—0.60%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.290%, VRD	9,700,000	9,700,000

New Jersey—0.34%
New Jersey Health Care Facilities Financing Authority Revenue
(Princeton Healthcare),
Series B,
0.230%, VRD	5,000,000	5,000,000

Toms River,
2.000%, due 06/15/11	450,000	454,590

		5,454,590

New Mexico—0.31%
New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,055,906

New York—7.45%
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	7,000,000	7,044,962

Essex County Bond Anticipation Notes,
2.000%, due 11/19/10	1,000,000	1,000,577

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
Metropolitan Transportation Authority Dedicated Tax
Fund Refunding,
Subseries B-1,
0.250%, VRD	$7,410,000	$7,410,000

Subseries B-2,
0.250%, VRD	4,100,000	4,100,000

New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.290%, VRD	13,000,000	13,000,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.280%, VRD(1),(2)	5,455,000	5,455,000

New York City Municipal Water Finance Authority Water & Sewer
Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.350%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3-G,
0.240%, VRD	5,360,000	5,360,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A,
0.270%, VRD	3,900,000	3,900,000

Series A-2,
0.280%, VRD	1,200,000	1,200,000

New York Dormitory Authority Revenues (Citigroup ROCS,
Series RR-II-R-11560),
0.280%, VRD(1),(2)	2,070,000	2,070,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.270%, VRD	7,100,000	7,100,000

New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.250%, VRD	5,700,000	5,700,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
Suffolk County Industrial Development Agency Civic Facilities
Revenue (Touro College Project),
0.270%, VRD	$8,000,000	$8,000,000

Triborough Bridge & Tunnel Authority Revenues
Bond Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,005,839

		121,296,378

North Carolina—5.17%
Charlotte-Mecklenburg Hospital Authority Health Care Systems
Revenue Refunding (Carolinas Healthcare),
Series B,
0.270%, VRD	2,480,000	2,480,000

Charlotte Water & Sewer System Revenue Refunding,
Series C,
0.280%, VRD	5,000,000	5,000,000

Charlotte Water & Sewer System Revenue,
Series B,
0.270%, VRD	13,700,000	13,700,000

Guilford County,
Series B,
0.300%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.270%, VRD	10,770,000	10,770,000

New Hanover County (School),
0.270%, VRD	2,835,000	2,835,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.300%, VRD	5,850,000	5,850,000

North Carolina Educational Facilities Finance Agency Revenue
(Duke University Project),
Series A,
0.200%, VRD	1,000,000	1,000,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.230%, VRD	9,800,000	9,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Union County,
Series A,
0.230%, VRD	$19,145,000	$19,145,000

Wake County,
Series B,
0.280%, VRD	11,700,000	11,700,000

		84,135,000

Ohio—1.19%
Columbus (Sanitation Sewer),
Series 1,
0.240%, VRD	2,820,000	2,820,000

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.280%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.240%, VRD	3,530,000	3,530,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.250%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs,
Series 3244Z),
0.280%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.240%, VRD	565,000	565,000

		19,410,000

Oklahoma—0.85%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.290%, VRD	13,800,000	13,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Oregon—0.57%
Oregon Health Sciences University Revenue,
Series B-1,
0.270%, VRD	$5,960,000	$5,960,000

Series B-2,
0.260%, VRD	3,275,000	3,275,000

		9,235,000

Pennsylvania—4.33%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.270%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.270%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center),
Series B-2,
0.210%, VRD	12,500,000	12,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.280%, VRD	2,400,000	2,400,000

Geisinger Authority Health System (Geisinger Health System),
Series B,
0.250%, VRD	9,100,000	9,100,000

Series C,
0.270%, VRD	5,260,000	5,260,000

Montgomery County,
Series A,
0.270%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s University),
Series A,
0.250%, VRD	7,000,000	7,000,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.230%, VRD	3,000,000	3,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.250%, VRD	$6,600,000	$6,600,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, due 05/31/11	6,000,000	6,052,847

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.270%, VRD	5,300,000	5,300,000

		70,462,847

South Carolina—0.81%
Charleston County School District Tax Anticipation Notes
(SCSDE Insured),
2.000%, due 04/01/11	5,000,000	5,034,999

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series C,
0.260%, VRD	2,000,000	2,000,000

Series D,
0.300%, VRD	3,055,000	3,055,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.290%, VRD	3,150,000	3,150,000

		13,239,999

Tennessee—2.64%
Metropolitan Government of Nashville & Davidson County
Health & Educational Facilities Board Revenue
(Vanderbilt University),
Series A,
0.230%, VRD	4,835,000	4,835,000

Series A-1,
0.230%, VRD	7,150,000	7,150,000

Metropolitan Government of Nashville & Davidson County
Industrial Development Board Revenue (YMCA Projects),
0.400%, VRD	4,500,000	4,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.300%, VRD	$2,550,000	$2,550,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.300%, VRD	4,865,000	4,865,000

Shelby County Refunding,
Series C,
0.330%, VRD	18,980,000	18,980,000

		42,880,000

Texas—11.09%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.280%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.270%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.300%, VRD	7,490,000	7,490,000

Frisco Certificates of Obligation (Barclays Capital Municipal
Trust Receipts,
Series 188) (AGM Insured),
0.290%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Series C-2,
0.270%, VRD	9,900,000	9,900,000

Subseries C-2,
0.270%, VRD	4,100,000	4,100,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.270%, VRD	17,600,000	17,600,000

Harris County Tax Anticipation Notes,
2.000%, due 02/28/11	10,000,000	10,053,966

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.280%, VRD	2,855,000	2,855,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.280%, VRD	$4,000,000	$4,000,000

Series B-6,
0.240%, VRD	2,600,000	2,600,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.250%, VRD	17,450,000	17,450,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.300%, VRD	4,200,000	4,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.290%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.270%, VRD	4,250,000	4,250,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.250%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.280%, VRD(1),(2)	6,205,000	6,205,000

Texas (JP Morgan PUTTERs,
Series 3238),
0.280%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.300%, VRD(1),(2)	6,670,000	6,670,000

Texas State (Barclays Capital Municipal Trust Receipts,
Series 55B),
0.290%, VRD(1),(2)	2,050,000	2,050,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.280%, VRD(1),(2)	3,330,000	3,330,000

Texas State (Veterans),
Series C,
0.270%, VRD	10,000,000	10,000,000

Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	20,000,000	20,275,025

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.290%, VRD	$2,000,000	$2,000,000

University of Texas Permanent University Fund System,
Series A,
0.200%, VRD	2,270,000	2,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	9,055,000	9,055,000

		180,468,991

Vermont—1.64%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
0.500%, VRD	4,350,000	4,350,000

Series B
0.500%, VRD	5,300,000	5,300,000

Winooski Special Obligation Refunding,
Series A,
0.300%, VRD	17,000,000	17,000,000

		26,650,000

Virginia—1.60%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
0.250%, VRD	5,000,000	5,000,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @100),
0.480%, due 05/13/11	10,000,000	10,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	2,190,000	2,190,000

Virginia University Health System Authority Revenue (General),
Series C,
0.240%, VRD	8,875,000	8,875,000

		26,065,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—5.77%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.280%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.330%, VRD(1),(2)	15,540,000	15,540,000

King County Sewer Revenue (Junior Lien),
Series A,
0.320%, VRD	43,475,000	43,475,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates,
Series 2170) (AGM Insured),
0.270%, VRD(1),(2)	5,085,000	5,085,000

Washington (Citigroup ROCS,
Series RR-II-R-11145) (AGM Insured),
0.280%, VRD(1),(2)	6,740,000	6,740,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments), (FNMA Insured),
0.260%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.270%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.290%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(AGM Insured),
0.280%, VRD(1),(2)	4,945,000	4,945,000

Washington State Refunding (Various Purpose),
Series R-2011B,
5.000%, due 01/01/11	1,400,000	1,410,895

		93,835,895

West Virginia—0.32%
Cabell County University Facilities Revenue (Provident Group
Marshall Properties),
Series A,
0.300%, VRD	5,150,000	5,150,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—0.24%
Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.290%, VRD	$3,840,000	$3,840,000

Wyoming—0.35%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.240%, VRD	5,100,000	5,100,000

Series B,
0.270%, VRD	600,000	600,000

		5,700,000

Total municipal bonds and notes (cost—$1,393,886,551)		1,393,886,551

Tax-exempt commercial paper—13.95%

Florida—1.11%
Florida Local Goverment,
0.300%, due 12/08/10	18,000,000	18,000,000

Georgia—1.51%
Atlanta Airport,
0.300%, due 12/13/10	5,000,000	5,000,000

Emory University,
0.280%, due 11/01/10	3,125,000	3,125,000

Metropolitan Atlanta Rapid Transit,
0.330%, due 11/04/10	16,500,000	16,500,000

		24,625,000

Illinois—0.61%
Illinois Educational Facilities Authority Revenue,
0.300%, due 11/01/10	10,000,000	10,000,000

Kentucky—1.05%
Pendleton County Multi-County,
0.370%, due 11/08/10	17,000,000	17,000,000

Maryland—2.20%
Baltimore County,
0.330%, due 11/10/10	30,400,000	30,400,000

Montgomery County,
0.320%, due 11/03/10	5,400,000	5,400,000

		35,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Massachusetts—0.61%
Harvard University,
0.250%, due 11/04/10	$10,000,000	$10,000,000

Michigan—0.92%
Trinity Health Credit Group,
0.300%, due 12/06/10	15,000,000	15,000,000

Minnesota—1.91%
Mayo Clinic,
0.280%, due 11/01/10	5,000,000	5,000,000

0.280%, due 12/07/10	16,000,000	16,000,000

0.300%, due 12/07/10	10,000,000	10,000,000

		31,000,000

Tennessee—0.61%
Vanderbilt University,
0.300%, due 05/23/11	10,000,000	10,000,000

Texas—2.54%
Harris County,
Series D,
0.300%, due 11/08/10	5,000,000	5,000,000

Houston Combined Utility System,
0.300%, due 12/09/10	7,100,000	7,100,000

0.340%, due 12/09/10	3,500,000	3,500,000

Houston Hotel Occupancy Tax,
0.300%, due 11/04/10	5,000,000	5,000,000

Methodist Hospital,
0.430%, due 12/08/10	12,000,000	12,000,000

San Antonio Electric & Gas,
0.290%, due 11/04/10	8,700,000	8,700,000

		41,300,000

Wyoming—0.88%
PacificCorp.,
0.320%, due 11/01/10	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$226,950,000)		226,950,000

Total investments (cost—$1,620,836,551 which approximates
cost for federal income tax purposes)—99.61%		1,620,836,551

Other assets in excess of liabilities—0.39%		6,301,458

Net assets—100.00%		$1,627,138,009

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.85% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2010 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds
and notes	$—	$1,393,886,551	$—	$1,393,886,551

Tax-exempt
commercial paper	—	226,950,000	—	226,950,000

Total	$—	$1,620,836,551	$—	$1,620,836,551

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—23 days

See accompanying notes to financial statements

64

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2010 to October 31, 2010.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,001.10	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,000.60	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,000.90	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	47 days	35 days	54 days

Net assets (bln)	$21.5	$22.6	$19.6

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Commercial paper	47.8%	50.6%	51.3%

US government and agency obligations	17.5	16.2	18.3

Certificates of deposit	17.4	12.5	12.3

Repurchase agreements	10.0	12.8	12.9

US master note	3.8	3.6	3.0

Short-term corporate obligations	1.6	3.3	1.8

Time deposit	—	1.0	1.4

Other assets less liabilities	1.9	0.0 (3)	(1.0)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	38 days	40 days	54 days

Net assets (bln)	$8.0	$7.3	$7.6

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Repurchase agreements	71.0%	75.4%	62.8%

US government obligations	26.0	24.5	37.0

Other assets less liabilities	3.0	0.1	0.2

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	23 days	14 days	15 days

Net assets (bln)	$1.6	$1.9	$2.1

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Municipal bonds and notes	85.7%	89.5%	93.4%

Tax-exempt commercial paper	13.9	11.3	5.9

Money market funds	—	—	0.7

Other assets less liabilities	0.4	(0.8)	0.0 (3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations

For the six months ended
October 31, 2010
(unaudited)

Prime Master Fund

Investment income:
Interest	$35,450,126

Expenses:
Investment advisory and administration fees	10,909,735

Trustees’ fees	49,295

Net expenses	10,959,030

Net investment income	24,491,096

Net realized gain	25,770

Net increase in net assets resulting from operations	$24,516,866

Treasury Master Fund

Investment income:
Interest	$8,483,729

Expenses:
Investment advisory and administration fees	4,041,185

Trustees’ fees	21,889

Net expenses	4,063,074

Net investment income	4,420,655

Net realized loss	(13,571)

Net increase in net assets resulting from operations	$4,407,084

Tax-Free Master Fund

Investment income:
Interest	$2,433,699

Expenses:
Investment advisory and administration fees	862,473

Trustees’ fees	10,019

Net expenses	872,492

Net investment income	1,561,207

Net increase in net assets resulting from operations	$1,561,207

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets

	For the
	six months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

Prime Master Fund

From operations:
Net investment income	$24,491,096	$52,534,490

Net realized gain	25,770	201,183

Net increase in net assets resulting from operations	24,516,866	52,735,673

Net increase (decrease) in net assets from
beneficial interest transactions	(1,097,642,096)	2,931,246,583

Net increase (decrease) in net assets	(1,073,125,230)	2,983,982,256

Net assets:
Beginning of period	22,591,869,074	19,607,886,818

End of period	$21,518,743,844	$22,591,869,074

Treasury Master Fund

From operations:
Net investment income	$4,420,655	$10,317,114

Net realized gain (loss)	(13,571)	132,304

Net increase in net assets resulting from operations	4,407,084	10,449,418

Net increase (decrease) in net assets from
beneficial interest transactions	627,345,241	(3,374,821,928)

Net increase (decrease) in net assets	631,752,325	(3,364,372,510)

Net assets:
Beginning of period	7,335,524,818	10,699,897,328

End of period	$7,967,277,143	$7,335,524,818

Tax-Free Master Fund

From operations:
Net investment income	$1,561,207	$4,480,830

Net realized gain	—	164,409

Net increase in net assets resulting from operations	1,561,207	4,645,239

Net decrease in net assets from
beneficial interest transactions	(307,554,713)	(841,553,891)

Net decrease in net assets	(305,993,506)	(836,908,652)

Net assets:
Beginning of period	1,933,131,515	2,770,040,167

End of period	$1,627,138,009	$1,933,131,515

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	Six months ended October 31, 2010		Years ended April 30,				For the period August 28, 2007(1)
	(unaudited)		2010		2009		to April 30, 2008

Prime Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$21,518,744		$22,591,869		$19,607,887		$13,948,101

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Net investment income
to average net assets	0.22	%(2)	0.25%		1.90%		4.28	%(2)

Treasury Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$7,967,277		$7,335,525		$10,699,897		$6,711,384

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10%		0.10	%(4)	0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10%		0.10	%(4)	0.10	%(2)

Net investment income to average net assets	0.11	%(2)	0.12%		0.77%		2.96	%(2)

Tax-Free Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,627,138		$1,933,132		$2,770,040		$2,642,116

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.04%		0.00	%(2),(3)

Net investment income to average net assets	0.18	%(2)	0.20%		1.42%		2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.
(4)	Waivers by advisor represent less than 0.005%.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Master Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Master Funds’ financial statement disclosures.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2010, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,811,148, $676,867 and $140,523, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At October 31, 2010, UBS Global AM owed $27,078, $12,304 and $5,643 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2010, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$56,335,608,132

Treasury Master Fund	130,819,944,583

Tax-Free Master Fund	411,027,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3 % of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. The Funds did not loan any securities during the six months ended October 31, 2010.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Effective November 12, 2010 interest will be charged to Tax-Free Master Fund at the higher of (a) the overnight federal funds rate in effect at the time of borrowings, plus 1.00% or (b) the reserve-adjusted US-dollar London Interbank Offered Rate (“LIBOR”) plus 1.00%. Tax-Free Master Fund did not borrow against the bank line of credit during the six months ended October 31, 2010.

Other liabilities
At October 31, 2010, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$96,495,175

*Excludes investment advisory and administration fees.

Beneficial interest transactions

	For the	For the
	six months ended	year ended
Prime Master Fund	October 31, 2010	April 30, 2010

Contributions	$29,118,908,656	$42,776,750,451

Withdrawals	(30,216,550,752)	(39,845,503,868)

Net increase (decrease) in beneficial interest	$(1,097,642,096)	$2,931,246,583

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

	For the	For the
	six months ended	year ended
Treasury Master Fund	October 31, 2010	April 30, 2010

Contributions	$7,873,504,453	$10,240,126,831

Withdrawals	(7,246,159,212)	(13,614,948,759)

Net increase (decrease) in beneficial interest	$627,345,241	$(3,374,821,928)

	For the	For the
	six months ended	year ended
Tax-Free Master Fund	October 31, 2010	April 30, 2010

Contributions	$722,138,043	$2,552,766,939

Withdrawals	(1,029,692,756)	(3,394,320,830)

Net decrease in beneficial interest	$(307,554,713)	$(841,553,891)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the period ended October 31, 2010, the Master Funds did not have any liabilities for any unrecognized tax positions. The Master Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2010, the Master Funds did not incur any interest or penalties.

Each of the tax years in the three year period ended April 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule and monthly portfolio holdings reports
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings: and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 14-15, 2010, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a management contract (the “Management Contract”) between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding US SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of UBS AG, one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $143 billion in assets under management as of March 31, 2010 and was part of the UBS Global Asset Management Division, which had approximately $560 billion of assets under management worldwide as of March 31, 2010. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund through August 31, 2011. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such waiver arrangements are not contractually imposed and can be increased, decreased or terminated by the intermediaries at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Master Funds, as compared to peers in the respective Expense Group.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its Expense Group’s median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fifth quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The Prime Preferred Feeder Fund’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Prime Investor Feeder Fund.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management noted the discrepancy between the Prime Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did its peers. Management noted that due to the fund’s “unitary” fee structure, relative comparisons should be performed on a total expense basis, which was in the third quintile, showing that the fund is in line with its peers.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Treasury Institutional Feeder Fund’s and the Treasury Investor Feeder Fund’s Actual Management Fees, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or slightly above or below its Expense Group’s median with the related Feeder Funds’ fees taken into account. The Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fifth quintile of the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the second quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fourth quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Treasury Investor Feeder Fund.

Similar to the Prime Institutional Feeder Fund, management noted that the Treasury Institutional Feeder Fund exhibited a discrepancy where the Contractual Management Fee and total expenses were in line with its

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

peers, but due to the fund’s low “unitary” fee, its Actual Management Fee ranked in the fifth quintile. Management explained that under the fund’s “unitary” fee structure the advisor pays for all ordinary expenses and therefore relative comparisons should be performed on a total expense basis, which shows that the fund is in line with its peers. Finally, management noted that although the Treasury Investor Fund’s Actual Management fee ranked in the fourth quintile, it was only slightly above the median.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group’s median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the third quintile and total expenses were in the second quintile of the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee and total expenses were in the second quintile and its Actual Management Fee was in the first quintile of the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Tax-Free Investor Feeder Fund.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the services provided and proposed to be provided to each Master Fund under the Management Contract.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2010 and (b)annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2010. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the second quintile for the one- and three-year periods and in the first quintile for the five- and ten-year periods and since inception (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance); the Prime Preferred Feeder Fund’s performance was in the first quintile for the one-year period and since inception; and the Prime Investor Feeder Fund’s performance was in the fourth quintile for the one-year period and in the third quintile since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception; the Treasury Preferred Feeder Fund’s

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

performance was in the first quintile for the one-year period and since inception; and the Treasury Investor Feeder Fund’s performance was in the third quintile for the one-year period and in the fourth quintile since inception.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The Lipper information showed that the Tax-Free Institutional Feeder Fund was in the third quintile for the one-year period and since inception; the Tax-Free Preferred Feeder Fund’s performance was in the second quintile for the one-year period and in the third quintile since inception; and the Tax-Free Investor Feeder Fund’s performance was in the fifth quintile for the one-year period and since inception.

Management noted that the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund each posted below median returns for certain periods reported because the Lipper methodology compares each of the funds to an institutional peer universe; institutional funds typically have lower expense ratios and thus can generate higher levels of yield when compared to retail funds.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds, as well as information regarding enhancements to UBS Global AM’s methodology for determining profitability. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund
Semiannual Report October 31, 2010

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

December 15, 2010

Dear shareholder,
We present you with the semiannual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the “Funds”) for the six-months ended October 31, 2010.

Performance The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 0.20% as of October 31, 2010 versus 0.16% as of April 30, 2010.

•	UBS Select Treasury Preferred Fund: 0.07% as of October 31, 2010, unchanged from April 30, 2010.

•	UBS Select Tax-Free Preferred Fund: 0.15% as of October 31, 2010 versus 0.16% as of April 30, 2010.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 9.
UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund
Investment goals (both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
August 28, 2007;

Dividend payments:
Monthly

UBS Select Tax-Free Preferred Fund Investment goal:
Maximum current income
exempt from federal income tax
consistent with liquidity and the
preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	Even though the economy continued to expand, certain economic data moderated toward the end of the reporting period. The Commerce Department’s revised estimate for third quarter growth was 2.5%, as exports, and consumer and government spending came in stronger than expected. However, as the period drew to a close, economic growth appeared to have moderated somewhat as the labor market remained weak along with an expectation among investors of further quantitative easing.

Despite the continued expansion of the economy, the Fed remained concerned about continued high unemployment. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

At its meeting in September 2010, the Fed stated that the Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery.

It was no surprise, in November 2010 (after the reporting period ended), when the Fed took additional action in an attempt to stimulate the economy. Saying that “the pace of recovery in output and employment continues to be slow,” the Fed launched another round of quantitative easing that called for purchasing an additional $600 billion of longer-term US Treasury securities by the end of the second quarter of 2011.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

• For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, its weighted average maturity was 35 days when the

2

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

reporting period began. At that time, the European debt crisis was intensifying, and we continued to be conservatively positioned on a relative basis. This was particularly true with respect to our European bank exposure, given liquidity concerns related to some of these banks. Although we continued to be cautious through the end of the reporting period, we extended the Master Fund’s weighted average maturity to 47 days as we became more comfortable with the level of stability in the region and in order to lock in relatively higher yields.

At the issuer level, we maintained a greater-than-usual level of diversification over the six-month period by generally investing in smaller positions (approximately 1%), with the goal of reducing risk and keeping the Master Fund highly liquid. As the economic environment improved over the period, however, we slightly increased our single issuer exposure, typically purchasing up to 3% in single nongovernment issuers by the end of the reporting period. The Master Fund is generally able to hold up to 5% in any one issuer (subject to certain exceptions).

At the security level, we increased the Master Fund’s exposure to certificates of deposit, US government and agency obligations and a US master note. In addition, we decreased the Fund’s exposure to commercial paper, repurchase agreements, short-term corporate obligations and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	For the Treasury Master Fund in which UBS Select Treasury Preferred Fund invests, we continued to emphasize repurchase agreements backed by Treasury obligations, since their yields were generally higher than those offered through direct investments in Treasuries and they often have the added advantage of providing increased liquidity. We also maintained a meaningful allocation to direct Treasury obligations.

•	For the Tax-Free Master Fund in which UBS Select Tax-Free Preferred Fund invests, its weighted average maturity was 14 days when the reporting period began. As the reporting period progressed the weighted average maturity was increased to 23 days as opportunities

3

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

became available during the large note issuance season that occurs every summer. We focused our purchases on high quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations. Additionally, we invested in tax-free commercial paper in the 90 day range to enhance yield in a relatively flat municipal yield curve environment.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	While the worst of the global recession appears to be over, a number of questions remain regarding the sustainability of the economic recovery. Unemployment remains high, and there remains a great deal of uncertainty among investors surrounding the extension or expansion of any stimulus programs. Given this environment, we believe that yields on money market securities could remain low, and there could be periods of increased market volatility.

Q.	How have regulatory changes announced earlier this year impacted the availability of Fund information?
A.	In response to revisions to the US Securities and Exchange Commission’s rules governing money market funds, beginning on October 7, 2010, the Funds began disclosing, on a monthly basis: (a) a complete schedule of each Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life. This information is available on UBS’s Web site at the following Internet address: www.ubs.com/usmoneymarketfundsholdings. This information will be updated monthly.

Shareholders can find more details on the posting of this information by accessing the supplement to the Fund’s prospectus, which is also available at the above Web site.

4

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—UBS Select Tax-Free Preferred Fund
UBS Select Prime Preferred Fund	Managing Director
UBS Select Treasury Preferred Fund	UBS Global Asset Management (Americas) Inc.
UBS Select Tax-Free Preferred Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—UBS Select Prime Preferred Fund	Portfolio Manager—UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Director
Managing Director	UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc.

Erin O. Houston
Portfolio Manager—UBS Select Tax-Free Preferred Fund
Associate Director
UBS Global Asset Management (Americas) Inc.

5

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2010. The views and opinions in the letter were current as of December 15, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2010 to October 31, 2010.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

7

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Preferred Fund
		Ending	Expenses paid
	Beginning	account value	during period(2)	Expense ratio
	account value	October 31,	05/01/10 to	during the
	May 1, 2010	2010	10/31/10	period

Actual	$1,000.00	$1,001.10	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

UBS Select Treasury Preferred Fund
		Ending	Expenses paid
	Beginning	account value*	during period(2)	Expense ratio
	account value	October 31,	05/01/10 to	during the
	May 1, 2010	2010	10/31/10	period

Actual	$1,000.00	$1,000.40	$0.71	0.14%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select Tax-Free Preferred Fund
		Ending	Expenses paid
	Beginning	account value	during period(2)	Expense ratio
	account value	October 31,	05/01/10 to	during the
	May 1, 2010	2010	10/31/10	period

Actual	$1,000.00	$1,000.70	$0.71	0.14%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.50	0.71	0.14

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

8

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	10/31/10	04/30/10	10/31/09

Seven-day current yield(1)	0.20%	0.16%	0.13%

Seven-day effective yield(1)	0.20	0.17	0.13

Weighted average maturity(2)	47 days	35 days	54 days

Net assets (mm)	$11,180.7	$9,898.7	$4,783.9

UBS Select Treasury Preferred Fund

Yields and characteristics	10/31/10	04/30/10	10/31/09

Seven-day current yield(1)	0.07%	0.07%	0.01%

Seven-day effective yield(1)	0.07	0.07	0.01

Weighted average maturity(2)	38 days	40 days	54 days

Net assets (mm)	$2,659.5	$2,322.2	$1,614.0

UBS Select Tax-Free Preferred Fund

Yields and characteristics	10/31/10	04/30/10	10/31/09

Seven-day current yield(1)	0.15%	0.16%	0.09%

Seven-day effective yield(1)	0.15	0.16	0.09

Weighted average maturity(2)	23 days	14 days	15 days

Net assets (mm)	$498.0	$576.2	$315.6

(1)	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

9

UBS Select Prime Preferred Fund

Statement of assets and liabilities—October 31, 2010 (unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$11,182,485,498 which approximates cost for
federal income tax purposes)	$11,182,485,498

Receivable from affiliate	17,160

Total assets	11,182,502,658

Liabilities:
Dividends payable to shareholders	1,845,396

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 11,180,621,708 outstanding	11,180,621,708

Accumulated net realized gain	35,554

Net assets	$11,180,657,262

Net asset value per share	$1.00

See accompanying notes to financial statements

10

UBS Select Treasury Preferred Fund

Statement of assets and liabilities—October 31, 2010 (unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$2,659,726,670 which approximates cost for
federal income tax purposes)	$2,659,726,670

Liabilities:
Dividends payable to shareholders	149,862

Payable to affiliates	84,445

Total liabilities	234,307

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 2,659,486,015 outstanding	2,659,486,015

Accumulated net realized gain	6,348

Net assets	$2,659,492,363

Net asset value per share	$1.00

See accompanying notes to financial statements

11

UBS Select Tax-Free Preferred Fund

Statement of assets and liabilities—October 31, 2010 (unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$498,043,017 which approximates cost for
federal income tax purposes)	$498,043,017

Liabilities:
Dividends payable to shareholders	58,703

Payable to affiliates	13,178

Total liabilities	71,881

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 497,950,344 outstanding	497,950,299

Accumulated net realized gain	20,837

Net assets	$497,971,136

Net asset value per share	$1.00

See accompanying notes to financial statements

12

UBS Select Prime Preferred Fund

Statement of operations

For the six
months ended
October 31, 2010
(unaudited)

Investment income:
Interest income allocated from Master	$16,893,494

Expenses allocated from Master	(5,213,853)

Net investment income allocated from Master	11,679,641

Expenses:
Administration fees	4,140,347

Trustees’ fees	30,355

4,170,702

Less: Fee waivers by administrator	(4,170,702)

Net expenses	—

Net investment income	11,679,641

Net realized gain allocated from Master	13,500

Net increase in net assets resulting from operations	$11,693,141

See accompanying notes to financial statements

13

UBS Select Treasury Preferred Fund

Statement of operations

For the six
months ended
October 31, 2010
(unaudited)

Investment income:
Interest income allocated from Master	$2,858,531

Expenses allocated from Master	(1,370,708)

Net investment income allocated from Master	1,487,823

Expenses:
Administration fees	1,083,791

Trustees’ fees	12,694

1,096,485

Less: Fee waivers by administrator	(551,247)

Net expenses	545,238

Net investment income	942,585

Net realized loss allocated from Master	(4,828)

Net increase in net assets resulting from operations	$937,757

See accompanying notes to financial statements

14

UBS Select Tax-Free Preferred Fund

Statement of operations

For the six
months ended
October 31, 2010
(unaudited)

Investment income:
Interest income allocated from Master	$663,940

Expenses allocated from Master	(237,868)

Net investment income allocated from Master	426,072

Expenses:
Administration fees	182,696

Trustees’ fees	7,581

190,277

Less: Fee waivers by administrator	(95,138)

Net expenses	95,139

Net investment income	330,933

Net increase in net assets resulting from operations	$330,933

See accompanying notes to financial statements

15

UBS Select Prime Preferred Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

From operations:
Net investment income	$11,679,641	$12,222,218

Net realized gain	13,500	49,087

Net increase in net assets resulting from operations	11,693,141	12,271,305

Dividends and distributions to shareholders from:
Net investment income	(11,679,641)	(12,222,218)

Net realized gain	—	(59,688)

Total dividends and distributions to shareholders	(11,679,641)	(12,281,906)

Net increase in net assets from beneficial
interest transactions	1,281,977,692	6,260,462,374

Net increase in net assets	1,281,991,192	6,260,451,773

Net assets:
Beginning of period	9,898,666,070	3,638,214,297

End of period	$11,180,657,262	$9,898,666,070

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

16

UBS Select Treasury Preferred Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

From operations:
Net investment income	$942,585	$1,594,353

Net realized gain (loss)	(4,828)	34,831

Net increase in net assets resulting from operations	937,757	1,629,184

Dividends and distributions to shareholders from:
Net investment income	(942,585)	(1,594,353)

Net realized gain	—	(23,655)

Total dividends and distributions to shareholders	(942,585)	(1,618,008)

Net increase (decrease) in net assets from
beneficial interest transactions	337,290,858	(516,293,816)

Net increase (decrease) in net assets	337,286,030	(516,282,640)

Net assets:
Beginning of period	2,322,206,333	2,838,488,973

End of period	$2,659,492,363	$2,322,206,333

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Select Tax-Free Preferred Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

From operations:
Net investment income	$330,933	$432,625

Net realized gain	—	25,154

Net increase in net assets resulting from operations	330,933	457,779

Dividends and distributions to shareholders from:
Net investment income	(330,933)	(432,625)

Net realized gain	—	(13,733)

Total dividends and distributions to shareholders	(330,933)	(446,358)

Net increase (decrease) in net assets from
beneficial interest transactions	(78,234,858)	315,628,214

Net increase (decrease) in net assets	(78,234,858)	315,639,635

Net assets:
Beginning of period	576,205,994	260,566,359

End of period	$497,971,136	$576,205,994

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

18

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2010		Years ended April 30,			For the period August 28, 2007(1)
	(unaudited)		2010		2009	to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00

Net investment income	0.001		0.002		0.020	0.029

Dividends from net investment income	(0.001)		(0.002)		(0.020)	(0.029)

Distributions from net realized gain	—		(0.000	)(2)	—	—

Total dividends and distributions	(0.001)		(0.002)		(0.020)	(0.029)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00

Total investment return(3)	0.11%		0.23%		1.99%	2.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$11,180,657		$9,898,666		$3,638,214	$947,468

Expenses to average net assets, before fee waivers by advisor/administrator(4)	0.18	%(5)	0.18%		0.19%	0.18	%(5)

Expenses to average net assets, net of fee waivers by advisor/administrator(4)	0.10	%(5)	0.12%		0.15%	0.14	%(5)

Net investment income to average net assets(4)	0.22	%(5)	0.20%		1.64%	3.95	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

19

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2010		Years ended April 30,				For the period August 28, 2007(1)
	(unaudited)		2010		2009		to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	0.000	(2)	0.001		0.009		0.022

Dividends from net investment income	(0.000	)(2)	(0.001)		(0.009)		(0.022)

Distributions from net realized gain	—		(0.000	)(2)	(0.000	)(2)	—

Total dividends and distributions	(0.000	)(2)	(0.001)		(0.009)		(0.022)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total investment return(3)	0.04%		0.07%		0.91%		2.27%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,659,492		$2,322,206		$2,838,489		$1,095,975

Expenses to average net assets, before fee waivers by advisor/administrator(4)	0.18	%(5)	0.19%		0.20%		0.18	%(5)

Expenses to average net assets, net of fee waivers by advisor/administrator(4)	0.14	%(5)	0.15%		0.16%		0.14	%(5)

Net investment income to average net assets(4)	0.07	%(5)	0.07%		0.67%		2.72	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

20

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2010		Years ended April 30,				For the period August 28, 2007(1)
	(unaudited)		2010		2009		to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	0.001		0.001		0.010		0.020

Dividends from net investment income	(0.001)		(0.001)		(0.010)		(0.020)

Distributions from net realized gain	—		(0.000	)(2)	(0.000	)(2)	—

Total dividends and distributions	(0.001)		(0.001)		(0.010)		(0.020)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total investment return(3)	0.07%		0.14%		1.31%		1.99%

Ratios/supplemental data:
Net assets, end of period (000’s)	$497,971		$576,206		$260,566		$63,623

Expenses to average net assets, before fee waivers by advisor/administrator(4)	0.18	%(5)	0.20%		0.22%		0.08	%(5)

Expenses to average net assets, net of fee waivers by advisor/administrator(4)	0.14	%(5)	0.15%		0.13%		0.04	%(5)

Net investment income to average net assets(4)	0.14	%(5)	0.13%		1.32%		3.05	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

21

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (51.97% for Prime Preferred Fund, 33.38% for Treasury Preferred Fund and 30.61% for Tax-Free Preferred Fund at October 31, 2010). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

23

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2010, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $744,946, $183,455, and $34,699, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2010, UBS Global AM owed $17,160, $7,283 and $4,172for independent trustees fees to Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2011. At October 31, 2010, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $372,473, $91,727 and $17,349, respectively. For the six months ended October 31, 2010, UBS Global AM was contractually obligated to waive $2,085,351, $548,246 and $95,138, respectively. During the period May 1, 2010, through October 31, 2010, UBS Global AM voluntarily waived an additional 0.04% of administration fees for Prime Preferred Fund; this additional voluntary waiver has been extended until at least January 31, 2011. After this time, the waiver will either be extended further, or be phased out by decreasing 0.01% per week until the voluntary waiver expires. At October 31, 2010, UBS Global AM owed Prime Preferred Fund $372,473 for fee waivers. For the six months ended October 31, 2010, UBS Global

24

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

AM voluntarily waived $2,085,351 for Prime Preferred Fund. In addition, UBS Global AM has undertaken to waive fees in the event that current fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2010 UBS Global AM did not owe Treasury Preferred Fund and Tax-Free Preferred Fund for fee waivers. For the six months ended October 31, 2010, UBS Global AM voluntarily waived an additional $3,001 for Treasury Preferred Fund.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the	For the
	six months ended	year ended
Prime Preferred Fund	October 31, 2010	April 30, 2010

Shares sold	44,008,799,182	55,018,209,629

Shares repurchased	(42,733,841,353)	(48,767,124,518)

Dividends reinvested	7,019,863	9,377,263

Net increase in shares outstanding	1,281,977,692	6,260,462,374

	For the	For the
	six months ended	year ended
Treasury Preferred Fund	October 31, 2010	April 30, 2010

Shares sold	6,072,993,124	9,866,181,709

Shares repurchased	(5,736,469,215)	(10,383,845,477)

Dividends reinvested	766,949	1,369,952

Net increase (decrease) in shares outstanding	337,290,858	(516,293,816)

	For the	For the
	six months ended	year ended
Tax-Free Preferred Fund	October 31, 2010	April 30, 2010

Shares sold	477,902,371	1,678,109,624

Shares repurchased	(556,441,343)	(1,362,898,643)

Dividends reinvested	304,114	417,233

Net increase (decrease) in shares outstanding	(78,234,858)	315,628,214

		25

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the year ended April 30, 2010, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the year ended April 30, 2010, was 96.90% tax exempt income, 2.15% ordinary income and 0.95% long-term capital gain.

The tax character of distributions and components of accumulated earnings (deficit) on a tax basis will be determined at the end of the Funds’ fiscal year ending April 30, 2011.

As of and during the period ended October 31, 2010, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2010, the Funds did not incur any interest or penalties.

Each of the tax years in the three year period ended April 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule and monthly portfolio holdings reports
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of each Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2010 as short-term capital gain dividends.

UBS Select Treasury Preferred Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2010 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2011.

27

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—17.49%

Federal Farm Credit Bank
0.161%, due 11/18/10(1)	$137,000,000	$137,000,000

0.270%, due 12/15/10(1)	115,000,000	115,000,000

0.270%, due 01/12/11(1)	109,000,000	108,989,697

0.340%, due 01/14/11(2)	150,000,000	149,895,167

Federal Home Loan Bank
0.300%, due 11/01/10(1)	135,000,000	135,000,000

0.310%, due 11/01/10(1)	100,000,000	100,000,000

0.430%, due 11/04/10	167,500,000	167,500,519

0.280%, due 12/29/10(1)	177,000,000	177,000,000

0.375%, due 01/19/11	27,615,000	27,615,000

0.500%, due 05/17/11(2)	115,000,000	114,685,347

0.580%, due 05/27/11	110,000,000	110,000,000

0.300%, due 11/08/11	96,500,000	96,495,175

Federal Home Loan Mortgage Corp.*
0.250%, due 01/03/11(2)	215,000,000	214,905,938

0.270%, due 02/22/11(2)	175,000,000	174,851,688

0.330%, due 02/22/11(2)	71,850,000	71,775,575

Federal National Mortgage Association*
0.240%, due 01/18/11(2)	105,000,000	104,945,400

0.300%, due 01/18/11(2)	150,000,000	149,902,500

0.240%, due 01/19/11(2)	200,000,000	199,894,667

0.240%, due 04/01/11(2)	100,000,000	99,899,333

0.250%, due 09/06/11(2)	200,000,000	199,570,833

US Treasury Notes
0.875%, due 12/31/10	300,000,000	300,316,957

0.875%, due 02/28/11	449,300,000	450,191,702

0.875%, due 03/31/11	100,000,000	100,167,559

4.875%, due 04/30/11	138,000,000	141,123,975

4.875%, due 05/31/11	112,900,000	115,920,060

Total US government and agency obligations
(cost—$3,762,647,092)		3,762,647,092

Certificates of deposit—17.44%

Banking-non-US—17.44%
Abbey National Treasury Services PLC
0.439%, due 01/18/11(1)	210,000,000	210,000,000

Bank of Montreal
0.270%, due 11/15/10	200,000,000	200,000,000

28

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Bank of Nova Scotia
0.260%, due 11/01/10(1)	$182,000,000	$182,000,000

0.266%, due 11/17/10(1)	175,000,000	174,999,578

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320%, due 11/12/10	200,000,000	200,000,000

BNP Paribas SA
0.439%, due 01/18/11(1)	95,000,000	95,000,000

Credit Agricole CIB
0.320%, due 01/31/11	205,000,000	205,000,000

Deutsche Bank AG
0.280%, due 01/18/11	200,000,000	200,000,000

KBC Bank NV
0.300%, due 11/15/10	197,000,000	197,000,000

Lloyds TSB Bank PLC
0.289%, due 01/19/11(1)	119,000,000	119,000,000

Mitsubishi UFJ Trust & Banking Corp.
0.345%, due 12/16/10	200,000,000	199,913,825

Mizuho Corporate Bank Ltd.
0.240%, due 11/04/10	200,000,000	200,000,000

National Australia Bank Ltd.
0.355%, due 11/29/10(1)	175,000,000	175,000,000

0.309%, due 01/19/11(1)	44,250,000	44,241,142

Natixis
0.390%, due 11/01/10(1)	203,000,000	203,000,000

0.530%, due 11/01/10(1)	172,500,000	172,500,000

Royal Bank of Canada
0.430%, due 11/01/10(1)	175,000,000	175,000,000

Royal Bank of Scotland PLC
0.490%, due 11/01/10	200,000,000	200,000,000

0.288%, due 01/25/11(1)	240,500,000	240,500,000

Svenska Handelsbanken
0.270%, due 11/24/10	264,000,000	264,000,843

Westpac Banking Corp.
0.380%, due 11/04/10(1)	95,000,000	95,000,000

Total certificates of deposit (cost—$3,752,155,388)		3,752,155,388

29

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—47.75%

Asset backed-banking—2.21%
Atlantis One Funding
0.290%, due 01/31/11	$300,000,000	$299,780,083

0.370%, due 02/11/11	175,000,000	174,816,542

		474,596,625

Asset backed-miscellaneous—15.21%
Amsterdam Funding Corp.
0.240%, due 11/02/10	200,000,000	199,998,667

0.240%, due 11/03/10	125,000,000	124,998,333

0.240%, due 11/23/10	80,000,000	79,988,267

Atlantic Asset Securitization LLC
0.240%, due 11/10/10	90,000,000	89,994,600

0.250%, due 11/19/10	100,000,000	99,987,500

0.280%, due 12/02/10	127,750,000	127,719,198

0.270%, due 01/06/11	70,000,000	69,965,350

Bryant Park Funding LLC
0.240%, due 11/01/10	100,000,000	100,000,000

0.230%, due 11/02/10	154,310,000	154,309,014

Falcon Asset Securitization Corp.
0.240%, due 11/10/10	108,000,000	107,993,520

0.270%, due 01/11/11	75,000,000	74,960,063

0.280%, due 02/07/11	75,000,000	74,942,833

Jupiter Securitization Co. LLC
0.235%, due 11/09/10	85,000,000	84,995,561

0.240%, due 11/15/10	50,013,000	50,008,332

0.230%, due 12/01/10	50,000,000	49,990,417

Liberty Street Funding LLC
0.240%, due 11/01/10	187,000,000	187,000,000

LMA Americas LLC
0.240%, due 11/09/10	128,000,000	127,993,173

0.260%, due 11/26/10	78,700,000	78,685,790

0.260%, due 11/30/10	70,500,000	70,485,234

0.290%, due 01/26/11	50,000,000	49,965,361

Old Line Funding Corp.
0.280%, due 11/15/10	100,323,000	100,312,076

Regency Markets No.1 LLC
0.250%, due 11/05/10	92,000,000	91,997,444

30

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Salisbury Receivables Co. LLC
0.240%, due 11/15/10	$50,000,000	$49,995,333

Sheffield Receivables Corp.
0.270%, due 11/01/10	68,000,000	68,000,000

0.260%, due 12/03/10	43,250,000	43,240,004

0.270%, due 01/10/11	85,000,000	84,955,375

Thames Asset Global Securitization No.1
0.240%, due 11/10/10	57,422,000	57,418,555

0.240%, due 11/15/10	75,000,000	74,993,000

Thunderbay Funding
0.230%, due 11/03/10	80,019,000	80,017,978

0.240%, due 11/15/10	71,315,000	71,308,344

0.250%, due 11/18/10	36,096,000	36,091,739

Variable Funding Capital Corp.
0.235%, due 11/04/10	90,000,000	89,998,238

0.270%, due 01/04/11	100,000,000	99,952,000

0.270%, due 01/14/11	200,000,000	199,889,000

Windmill Funding Corp.
0.240%, due 11/03/10	121,582,000	121,580,379

		3,273,730,678

Asset backed-securities—3.72%
Clipper Receivables Co. LLC
0.240%, due 11/17/10	90,000,000	89,990,400

0.280%, due 12/16/10	235,000,000	234,917,750

Grampian Funding LLC
0.320%, due 12/09/10	60,000,000	59,979,733

0.330%, due 12/15/10	90,000,000	89,963,700

0.330%, due 12/17/10	100,000,000	99,957,834

0.320%, due 01/14/11	225,000,000	224,852,000

		799,661,417

Banking-non-US—3.29%
ANZ National International Ltd.
0.280%, due 02/07/11	200,000,000	199,847,556

Banque et Caisse d’Epargne de L’Etat
0.260%, due 11/10/10	150,000,000	149,990,250

0.280%, due 01/21/11	50,000,000	49,968,500

0.290%, due 01/24/11	100,000,000	99,932,333

31

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Banking-non-US—(concluded)
Commonwealth Bank of Australia
0.336%, due 11/08/10(1),(3)	$95,000,000	$94,990,954

0.394%, due 11/08/10(1)	27,500,000	27,499,760

Westpac Securities NZ Ltd.
0.370%, due 11/01/10(1),(3)	25,000,000	25,000,000

0.336%, due 11/22/10(1),(3)	60,000,000	60,000,000

		707,229,353

Banking-US—19.80%
ABN Amro Funding USA LLC
0.320%, due 12/07/10	168,000,000	167,946,240

0.320%, due 01/03/11	150,000,000	149,916,000

0.320%, due 01/06/11	50,000,000	49,970,667

BNP Paribas Finance
0.340%, due 01/24/11	200,000,000	199,841,333

0.540%, due 02/04/11	155,000,000	154,779,125

Danske Corp.
0.270%, due 11/04/10	151,000,000	150,996,603

0.250%, due 11/16/10	250,000,000	249,973,958

0.255%, due 12/02/10	200,000,000	199,956,083

Deutsche Bank Financial LLC
0.260%, due 11/09/10	94,000,000	93,994,569

Dexia Delaware LLC
0.345%, due 11/01/10	285,000,000	285,000,000

0.340%, due 11/02/10	130,000,000	129,998,772

0.340%, due 11/03/10	200,000,000	199,996,222

ING (US) Funding LLC
0.340%, due 11/04/10	150,000,000	149,995,750

0.300%, due 01/20/11	195,000,000	194,870,000

0.560%, due 02/11/11	175,000,000	174,722,333

0.380%, due 04/21/11	100,000,000	99,819,500

JPMorgan Chase & Co.
0.275%, due 11/08/10	150,000,000	149,991,979

Natixis US Finance Co. LLC
0.530%, due 11/02/10	210,000,000	209,996,908

Nordea N.A., Inc.
0.250%, due 12/01/10	285,000,000	284,940,625

32

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(concluded)

Banking-US—(concluded)
0.250%, due 12/17/10	$100,925,000	$100,892,760

0.275%, due 02/10/11	67,850,000	67,797,652

Societe Generale N.A., Inc.
0.380%, due 11/02/10	195,000,000	194,997,942

0.330%, due 01/10/11	208,500,000	208,366,213

0.410%, due 04/07/11	193,000,000	192,654,905

State Street Bank & Trust Co.
0.280%, due 11/18/10	200,000,000	199,973,556

		4,261,389,695

Brokerage—0.88%
RBS Holdings USA, Inc.
0.310%, due 01/11/11	190,000,000	189,883,836

Finance-captive automotive—1.83%
Toyota Motor Credit Corp.
0.300%, due 11/17/10	150,000,000	149,980,000

0.340%, due 02/23/11	150,000,000	149,838,500

0.340%, due 02/24/11	95,000,000	94,896,819

		394,715,319

Insurance-life—0.81%
Prudential PLC
0.240%, due 11/08/10	75,000,000	74,996,500

0.250%, due 11/15/10	100,000,000	99,990,278

		174,986,778

Total commercial paper (cost—$10,276,193,701)		10,276,193,701

US master note—3.79%

Brokerage—3.79%
Banc of America Securities LLC
0.370%, due 11/01/10(1),(4) (cost—$816,000,000)	816,000,000	816,000,000

Short-term corporate obligations—1.59%

Banking-non-US—0.48%
Commonwealth Bank of Australia
0.275%, due 11/22/10(1),(3)	53,000,000	53,000,000

National Australia Bank Ltd.
0.362%, due 11/19/10(1),(3)	50,000,000	49,994,459

		102,994,459

33

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Finance-captive automotive—0.18%
Toyota Motor Credit Corp.
0.256%, due 11/10/10(1)	$40,000,000	$40,000,000

Supranational—0.93%
International Bank for Reconstruction & Development
0.410%, due 11/01/10(2)	200,000,000	200,000,000

Total short-term corporate obligations (cost—$342,994,459)		342,994,459

Repurchase agreements—10.01%

Repurchase agreement dated 10/29/10 with Banc of America Securities, 0.210% due 11/01/10, collateralized by $109,220,000 Federal Home Loan Bank obligations, 5.500% due 07/15/36, $113,371,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 01/15/14 to 01/02/19, $196,306,000 Federal National Mortgage Association obligations, 1.000% to 5.800% due 04/25/14 to 02/09/26 and $1,690,000 US Treasury Notes, 2.500% due 06/30/17; (value—$459,000,101); proceeds: $450,007,875	450,000,000	450,000,000

Repurchase agreement dated 10/29/10 with Barclays Bank PLC, 0.210% due 11/01/10, collateralized by $129,185,000 Federal Home Loan Bank obligations, zero coupon due 04/29/11 and $330,123,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 03/28/11 to 04/11/11; (value—$459,000,638); proceeds: $450,007,875	450,000,000	450,000,000

Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, Inc., 0.210% due 11/01/10, collateralized by $140,690,000 Federal Home Loan Bank obligations, zero coupon to 1.125% due 12/31/10 to 12/09/11, $315,093,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.125% due 05/25/11 to 11/30/12 and $234,009,300 US Treasury Bonds, 3.875% due 08/15/40; (value—$687,586,863); proceeds: $674,111,797	674,100,000	674,100,000

Repurchase agreement dated 10/29/10 with Goldman Sachs & Co., 0.220% due 11/01/10, collateralized by $456,557,000 Federal Home Loan Mortgage Corp. obligations, 1.150% due 10/07/13; (value—$459,000,848); proceeds: $450,008,250	450,000,000	450,000,000

34

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/10 with Morgan Stanley & Co., 0.200% due 11/01/10, collateralized by $101,704,000 Federal National Mortgage Association obligations, 1.000% to 2.250% due 11/19/12 to 03/28/16; (value—$102,000,193); proceeds: $100,001,667	$100,000,000	$100,000,000

Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $29,008,017 US Treasury Notes, 1.375% due 05/15/13; (value—$29,840,547); proceeds: $29,253,024	29,253,000	29,253,000

Total repurchase agreements (cost—$2,153,353,000)		2,153,353,000

Total investments (cost—$21,103,343,640 which approximates cost for federal income tax purposes)—98.07%		21,103,343,640

Other assets in excess of liabilities—1.93%		415,400,204

Net assets—100.00%		$21,518,743,844

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate security. The maturity date reflects earlier of reset dates or stated maturity dates. The interest rate shown is the current rate as of October 31, 2010, and resets periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.32% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.79% of net assets, is considered liquid and restricted as of October 31, 2010.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
Security	date(5)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.370%,11/01/10	10/29/10	$816,000,000	3.79%	$816,000,000	3.79%

(5)	Acquisition date represents most recent interest rate reset date on variable rate securities.

35

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and
agency obligations	$—	$3,762,647,092	$—	$3,762,647,092

Certificates of deposit	—	3,752,155,388	—	3,752,155,388

Commercial paper	—	10,276,193,701	—	10,276,193,701

US master note	—	816,000,000	—	816,000,000

Short-term corporate
obligations	—	342,994,459	—	342,994,459

Repurchase
agreements	—	2,153,353,000	—	2,153,353,000

Total	$—	$21,103,343,640	$—	$21,103,343,640

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of total investments

United States	74.6%

United Kingdom	5.4

Japan	4.9

Canada	3.5

France	3.2

Australia	3.0

Luxemburg	1.4

Sweden	1.3

Germany	0.9

New Zealand	0.9

Belgium	0.9

Total	100.0%

Weighted average maturity—47 days

See accompanying notes to financial statements

36

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government obligations—25.96%

US Treasury Bills
0.190%, due 03/31/11(1)	$100,000,000	$99,920,833

0.291%, due 07/28/11(1)	75,000,000	74,836,919

US Treasury Notes
0.875%, due 12/31/10	175,000,000	175,164,218

0.875%, due 01/31/11	630,000,000	631,079,412

5.000%, due 02/15/11	90,000,000	91,242,659

0.875%, due 02/28/11	300,000,000	300,585,463

0.875%, due 03/31/11	75,000,000	75,125,669

0.875%, due 04/30/11	235,000,000	235,674,363

4.875%, due 04/30/11	100,000,000	102,263,750

4.875%, due 05/31/11	275,000,000	282,356,214

Total US government obligations (cost—$2,068,249,500)		2,068,249,500

Repurchase agreements—70.98%

Repurchase agreement dated 10/29/10 with Banc of America Securities LLC, 0.210% due 11/01/10, collateralized by $63,906,043 US Treasury Bonds Coupon Strips, 8.125% due 11/15/20, $517,909,100 US Treasury Bonds Principal Strips, 3.500% to 11.250% due 02/15/15 to 08/15/40, $1,860,568,526 US Treasury Bonds Strips, zero coupon due 2/15/10 to 08/15/40, $44,642,800 US Treasury Inflation Index Bonds, 1.750% to 3.375% due 01/15/26 to 04/15/32, $135,886,700 US Treasury Inflation Index Notes, 1.250% to 2.625% due 04/15/11 to 07/15/20, $25,000,000 US Treasury Notes, 3.375% due 11/15/19, $63,480,600 US Treasury Notes Principal Strips, 1.375% to 5.125% due 11/15/10 to 08/15/18 and $468,400 US Treasury Notes Strips, zero coupon due 10/31/10 to 12/31/13; (value—$1,683,000,000); proceeds: $1,650,028,875

	1,650,000,000	1,650,000,000

Repurchase agreement dated 10/29/10 with Barclays Bank PLC, 0.210% due 11/01/10, collateralized by $1,463,538,800 US Treasury Bonds, 4.375% to 8.750% due 08/15/20 to 05/15/40 and $113,625,000 US Treasury Notes, 4.000% due 08/15/18; (value—$1,836,000,113); proceeds: $1,800,031,500	1,800,000,000	1,800,000,000

37

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, Inc., 0.210% due 11/01/10, collateralized by $2,043,337,380 US Treasury Bonds Coupon Strips, zero coupon due 08/15/18 to 05/15/27, $903,211,400 US Treasury Bonds Principal Strips, 4.500% to 7.500% due 11/15/24 to 08/15/39 and $136,133,000 US Treasury Bonds Strips, zero coupon due 11/15/23; (value—$1,637,202,000); proceeds: $1,605,128,089	$1,605,100,000	$1,605,100,000

Repurchase agreement dated 10/29/10 with Goldman Sachs & Co., 0.140% due 11/01/10, collateralized by $27,319,100 US Treasury Bills, zero coupon due 12/16/10 and $258,717,500 US Treasury Notes, 1.125% to 4.500% due 1/15/12 to 11/15/15; (value—$306,000,073); proceeds: $300,003,500	300,000,000	300,000,000

Repurchase agreement dated 10/29/10 with Morgan Stanley & Co., 0.200% due 11/01/10, collateralized by $248,919,700 US Treasury Inflation Index Notes, 1.250% to 1.875% due 07/15/13 to 01/15/15; (value—$306,000,096); proceeds: $300,005,000	300,000,000	300,000,000

Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $275,000 US Treasury Notes, 1.375% due 05/15/13; (value—$282,893); proceeds: $274,000	274,000	274,000

Total repurchase agreements (cost—$5,655,374,000)		5,655,374,000

Total investments (cost—$7,723,623,500 which approximates cost for federal income tax purposes)—96.94%		7,723,623,500

Other assets in excess of liabilities—3.06%		243,653,643

Net assets—100.00%		$7,967,277,143

(1) Interest rates shown are the discount rates at date of purchase.

38

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government
obligations	$—	$2,068,249,500	$—	$2,068,249,500

Repurchase
agreements	—	5,655,374,000	—	5,655,374,000

Total	$—	$7,723,623,500	$—	$7,723,623,500

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—38 days

See accompanying notes to financial statements

39

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—85.66%

Alabama—1.17%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.310%, VRD	$5,725,000	$5,725,000

Infirmary Health System Special Care Facilities
Financing Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.250%, VRD	8,300,000	8,300,000

Mobile Downtown Redevelopment Authority
Revenue (Austal USA LLC Project),
0.270%, VRD	5,000,000	5,000,000

		19,025,000

Alaska—0.30%
Borough of North Slope, Series A,
2.000%, due 06/30/11	4,800,000	4,852,221

Arizona—2.68%
AK-Chin Indian Community Revenue
0.300%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority Industrial
Development Revenue (Tucson Electric Power Co.),
Series 83C,
0.260%, VRD	18,000,000	18,000,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.230%, VRD	10,590,000	10,590,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.290%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.270%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District Electric
Systems Revenue (Barclays Capital Municipal Trust Receipts,
Series 9W),
0.290%, VRD(1),(2)	3,750,000	3,750,000

		43,640,000

40

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—0.92%
California Infrastructure & Economic Development Bank Revenue
(Santa Barbara Performing Arts),
0.320%, VRD	$2,200,000	$2,200,000

Metropolitan Water District Southern California Refunding,
Series A,
0.210%, VRD	8,200,000	8,200,000

Metropolitan Water District Southern California Waterworks
Revenue Refunding,
Series A-1,
0.240%, VRD	2,740,000	2,740,000

San Diego County Certificates of Participation
(San Diego Foundation),
0.310%, VRD	1,900,000	1,900,000

		15,040,000

Colorado—2.09%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.330%, VRD(1),(2)	12,065,000	12,065,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-6,
0.280%, VRD	5,190,000	5,190,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.270%, VRD	10,820,000	10,820,000

Series A3,
0.270%, VRD	6,000,000	6,000,000

		34,075,000

Connecticut—1.21%
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series U,
0.220%, VRD	7,300,000	7,300,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.250%, VRD	1,550,000	1,550,000

Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.330%, VRD(1),(2)	10,820,000	10,820,000

		19,670,000

41

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—0.50%
District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	$8,000,000	$8,117,765

Florida—3.64%
Gainesville Utilities System Revenue,
Series A,
0.240%, VRD	2,490,000	2,490,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.300%, VRD	19,190,000	19,190,000

Series C (NATL-RE Insured),
0.300%, VRD	4,980,000	4,980,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.330%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three-C-3,
0.250%, VRD	2,990,000	2,990,000

JEA Water & Sewer Revenue System,
Subseries B-1,
0.250%, VRD	2,180,000	2,180,000

Orange County School Board Certificates of Participation,
Series E,
0.300%, VRD	12,345,000	12,345,000

Orlando Utilities Commission Utility System Revenue,
0.290%, VRD	2,600,000	2,600,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.280%, VRD	3,400,000	3,400,000

		59,150,000

Georgia—4.25%
Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs,
Series 2253) (AGM Insured),
0.280%, VRD(1),(2)	9,750,000	9,750,000

Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/10	10,000,000	10,028,342

42

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Gainesville & Hall County Hospital Authority Revenue
Certificates of Participation (Northeast Georgia Health System),
Series A,
0.300%, VRD	$14,600,000	$14,600,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.300%, VRD	4,000,000	4,000,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.260%, VRD	12,000,000	12,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.310%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue (Emory University),
Series B-2,
0.220%, VRD	3,300,000	3,300,000

Series C-3,
0.220%, VRD	1,700,000	1,700,000

Series C-4,
0.220%, VRD	7,900,000	7,900,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.300%, VRD	3,835,000	3,835,000

		69,113,342

Idaho—0.34%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	5,500,000	5,557,499

Illinois—3.60%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.280%, VRD	5,900,000	5,900,000

Series B,
0.270%, VRD	2,900,000	2,900,000

Chicago Board of Education Refunding,
Series B,
0.270%, VRD	12,900,000	12,900,000

43

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Chicago (Neighborhoods Alive 21),
Series B,
0.280%, VRD	$8,900,000	$8,900,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-3,
0.270%, VRD	700,000	700,000

Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.290%, VRD	1,300,000	1,300,000

Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.250%, VRD	5,700,000	5,700,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.400%, VRD	6,680,000	6,680,000

Illinois Finance Authority Revenue (Rehab Institute Chicago),
Series C,
0.240%, VRD	2,175,000	2,175,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.300%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority Revenue
(Two Rivers YMCA Project),
0.290%, VRD	4,830,000	4,830,000

		58,585,000

Indiana—1.35%
Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.290%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.300%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.260%, VRD	9,175,000	9,175,000

		22,015,000

44

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Iowa—0.18%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.290%, VRD	$2,880,000	$2,880,000

Kansas—0.23%
Kansas State Department of Transportation Highway Revenue,
Series A-5,
0.240%, VRD	3,800,000	3,800,000

Kentucky—2.20%
Breckinridge County Lease Program Revenue (Kentucky
Association Leasing Trust),
Series A,
0.270%, VRD	9,025,000	9,025,000

Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.270%, VRD	2,235,000	2,235,000

Series B,
0.270%, VRD	785,000	785,000

Shelby County Lease Revenue,
Series A,
0.270%, VRD	10,615,000	10,615,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.270%, VRD	8,225,000	8,225,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.270%, VRD	4,835,000	4,835,000

		35,720,000

Maryland—1.91%
Easton Revenue (William Hill Manor),
Series C,
0.300%, VRD	3,305,000	3,305,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.240%, VRD	8,805,000	8,805,000

45

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.280%, VRD	$12,315,000	$12,315,000

Series A-7,
0.280%, VRD	6,700,000	6,700,000

		31,125,000

Massachusetts—6.98%
Massachusetts Department of Transportation Metropolitan
Highway System Revenue (Contract Assistance),
Series A5,
0.250%, VRD	3,400,000	3,400,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.230%, VRD	2,800,000	2,800,000

Massachusetts Development Finance Agency Revenue Refunding
(Higher Education-Smith College),
0.240%, VRD	11,311,000	11,311,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.280%, VRD	13,500,000	13,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.280%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Harvard University),
Series BB,
0.200%, VRD	1,600,000	1,600,000

Massachusetts Health & Educational Facilities Authority Revenue
(Henry Heywood),
Series C,
0.290%, VRD	2,970,000	2,970,000

46

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare Systems),
Series F3,
0.260%, VRD	$4,040,000	$4,040,000

Series I-1,
0.240%, VRD	2,000,000	2,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.290%, VRD	11,225,000	11,225,000

Massachusetts Health & Educational Facilities Authority Revenue
(Williams College),
Series I,
0.240%, VRD	10,000,000	10,000,000

Series J,
0.270%, VRD	12,700,000	12,700,000

Massachusetts Revenue Anticipation Notes,
Series C,
2.000%, due 06/23/11	10,000,000	10,107,671

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.290%, VRD	6,000,000	6,000,000

Massachusetts Water Resources Authority Refunding (General),
Series A,
0.290%, VRD	11,990,000	11,990,000

		113,643,671

Michigan—1.05%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.270%, VRD	1,400,000	1,400,000

Michigan Finance Authority State Aid Notes,
Series D-1,
2.000%, due 08/19/11	5,000,000	5,047,447

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit Group),
Subseries F-5,
0.250%, VRD	10,700,000	10,700,000

		17,147,447

47

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Minnesota—0.70%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.270%, VRD	$1,445,000	$1,445,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.230%, VRD	9,950,000	9,950,000

		11,395,000

Mississippi—2.70%
Jackson County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.230%, VRD	4,000,000	4,000,000

Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.250%, VRD	10,000,000	10,000,000

0.270%, VRD	10,000,000	10,000,000

Series F,
0.210%, VRD	10,000,000	10,000,000

Series G,
0.230%, VRD	5,400,000	5,400,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.230%, VRD	4,600,000	4,600,000

		44,000,000

Missouri—1.60%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.290%, VRD	4,530,000	4,530,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.270%, VRD	12,200,000	12,200,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (BJC Health Systems),
Series E,
0.220%, VRD	1,500,000	1,500,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
University of Missouri Revenue (System Facilities),
Series A,
0.270%, VRD	$2,725,000	$2,725,000

Series B,
0.270%, VRD	5,100,000	5,100,000

		26,055,000

Montana—0.79%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.290%, VRD	10,000,000	10,000,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.280%, VRD	2,900,000	2,900,000

		12,900,000

Nebraska—0.60%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.290%, VRD	9,700,000	9,700,000

New Jersey—0.34%
New Jersey Health Care Facilities Financing Authority Revenue
(Princeton Healthcare),
Series B,
0.230%, VRD	5,000,000	5,000,000

Toms River,
2.000%, due 06/15/11	450,000	454,590

		5,454,590

New Mexico—0.31%
New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,055,906

New York—7.45%
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	7,000,000	7,044,962

Essex County Bond Anticipation Notes,
2.000%, due 11/19/10	1,000,000	1,000,577

49

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
Metropolitan Transportation Authority Dedicated Tax
Fund Refunding,
Subseries B-1,
0.250%, VRD	$7,410,000	$7,410,000

Subseries B-2,
0.250%, VRD	4,100,000	4,100,000

New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.290%, VRD	13,000,000	13,000,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.280%, VRD(1),(2)	5,455,000	5,455,000

New York City Municipal Water Finance Authority Water & Sewer
Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.350%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3-G,
0.240%, VRD	5,360,000	5,360,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A,
0.270%, VRD	3,900,000	3,900,000

Series A-2,
0.280%, VRD	1,200,000	1,200,000

New York Dormitory Authority Revenues (Citigroup ROCS,
Series RR-II-R-11560),
0.280%, VRD(1),(2)	2,070,000	2,070,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.270%, VRD	7,100,000	7,100,000

New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.250%, VRD	5,700,000	5,700,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
Suffolk County Industrial Development Agency Civic Facilities
Revenue (Touro College Project),
0.270%, VRD	$8,000,000	$8,000,000

Triborough Bridge & Tunnel Authority Revenues
Bond Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,005,839

		121,296,378

North Carolina—5.17%
Charlotte-Mecklenburg Hospital Authority Health Care Systems
Revenue Refunding (Carolinas Healthcare),
Series B,
0.270%, VRD	2,480,000	2,480,000

Charlotte Water & Sewer System Revenue Refunding,
Series C,
0.280%, VRD	5,000,000	5,000,000

Charlotte Water & Sewer System Revenue,
Series B,
0.270%, VRD	13,700,000	13,700,000

Guilford County,
Series B,
0.300%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.270%, VRD	10,770,000	10,770,000

New Hanover County (School),
0.270%, VRD	2,835,000	2,835,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.300%, VRD	5,850,000	5,850,000

North Carolina Educational Facilities Finance Agency Revenue
(Duke University Project),
Series A,
0.200%, VRD	1,000,000	1,000,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.230%, VRD	9,800,000	9,800,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Union County,
Series A,
0.230%, VRD	$19,145,000	$19,145,000

Wake County,
Series B,
0.280%, VRD	11,700,000	11,700,000

		84,135,000

Ohio—1.19%
Columbus (Sanitation Sewer),
Series 1,
0.240%, VRD	2,820,000	2,820,000

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.280%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.240%, VRD	3,530,000	3,530,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.250%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs,
Series 3244Z),
0.280%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.240%, VRD	565,000	565,000

		19,410,000

Oklahoma—0.85%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.290%, VRD	13,800,000	13,800,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Oregon—0.57%
Oregon Health Sciences University Revenue,
Series B-1,
0.270%, VRD	$5,960,000	$5,960,000

Series B-2,
0.260%, VRD	3,275,000	3,275,000

		9,235,000

Pennsylvania—4.33%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.270%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.270%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center),
Series B-2,
0.210%, VRD	12,500,000	12,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.280%, VRD	2,400,000	2,400,000

Geisinger Authority Health System (Geisinger Health System),
Series B,
0.250%, VRD	9,100,000	9,100,000

Series C,
0.270%, VRD	5,260,000	5,260,000

Montgomery County,
Series A,
0.270%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s University),
Series A,
0.250%, VRD	7,000,000	7,000,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.230%, VRD	3,000,000	3,000,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.250%, VRD	$6,600,000	$6,600,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, due 05/31/11	6,000,000	6,052,847

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.270%, VRD	5,300,000	5,300,000

		70,462,847

South Carolina—0.81%
Charleston County School District Tax Anticipation Notes
(SCSDE Insured),
2.000%, due 04/01/11	5,000,000	5,034,999

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series C,
0.260%, VRD	2,000,000	2,000,000

Series D,
0.300%, VRD	3,055,000	3,055,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.290%, VRD	3,150,000	3,150,000

		13,239,999

Tennessee—2.64%
Metropolitan Government of Nashville & Davidson County
Health & Educational Facilities Board Revenue
(Vanderbilt University),
Series A,
0.230%, VRD	4,835,000	4,835,000

Series A-1,
0.230%, VRD	7,150,000	7,150,000

Metropolitan Government of Nashville & Davidson County
Industrial Development Board Revenue (YMCA Projects),
0.400%, VRD	4,500,000	4,500,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.300%, VRD	$2,550,000	$2,550,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.300%, VRD	4,865,000	4,865,000

Shelby County Refunding,
Series C,
0.330%, VRD	18,980,000	18,980,000

		42,880,000

Texas—11.09%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.280%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.270%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.300%, VRD	7,490,000	7,490,000

Frisco Certificates of Obligation (Barclays Capital Municipal
Trust Receipts,
Series 188) (AGM Insured),
0.290%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Series C-2,
0.270%, VRD	9,900,000	9,900,000

Subseries C-2,
0.270%, VRD	4,100,000	4,100,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.270%, VRD	17,600,000	17,600,000

Harris County Tax Anticipation Notes,
2.000%, due 02/28/11	10,000,000	10,053,966

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.280%, VRD	2,855,000	2,855,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.280%, VRD	$4,000,000	$4,000,000

Series B-6,
0.240%, VRD	2,600,000	2,600,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.250%, VRD	17,450,000	17,450,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.300%, VRD	4,200,000	4,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.290%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.270%, VRD	4,250,000	4,250,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.250%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.280%, VRD(1),(2)	6,205,000	6,205,000

Texas (JP Morgan PUTTERs,
Series 3238),
0.280%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.300%, VRD(1),(2)	6,670,000	6,670,000

Texas State (Barclays Capital Municipal Trust Receipts,
Series 55B),
0.290%, VRD(1),(2)	2,050,000	2,050,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.280%, VRD(1),(2)	3,330,000	3,330,000

Texas State (Veterans),
Series C,
0.270%, VRD	10,000,000	10,000,000

Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	20,000,000	20,275,025

56

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.290%, VRD	$2,000,000	$2,000,000

University of Texas Permanent University Fund System,
Series A,
0.200%, VRD	2,270,000	2,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	9,055,000	9,055,000

		180,468,991

Vermont—1.64%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
0.500%, VRD	4,350,000	4,350,000

Series B
0.500%, VRD	5,300,000	5,300,000

Winooski Special Obligation Refunding,
Series A,
0.300%, VRD	17,000,000	17,000,000

		26,650,000

Virginia—1.60%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
0.250%, VRD	5,000,000	5,000,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @100),
0.480%, due 05/13/11	10,000,000	10,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	2,190,000	2,190,000

Virginia University Health System Authority Revenue (General),
Series C,
0.240%, VRD	8,875,000	8,875,000

		26,065,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—5.77%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.280%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.330%, VRD(1),(2)	15,540,000	15,540,000

King County Sewer Revenue (Junior Lien),
Series A,
0.320%, VRD	43,475,000	43,475,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates,
Series 2170) (AGM Insured),
0.270%, VRD(1),(2)	5,085,000	5,085,000

Washington (Citigroup ROCS,
Series RR-II-R-11145) (AGM Insured),
0.280%, VRD(1),(2)	6,740,000	6,740,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments), (FNMA Insured),
0.260%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.270%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.290%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(AGM Insured),
0.280%, VRD(1),(2)	4,945,000	4,945,000

Washington State Refunding (Various Purpose),
Series R-2011B,
5.000%, due 01/01/11	1,400,000	1,410,895

		93,835,895

West Virginia—0.32%
Cabell County University Facilities Revenue (Provident Group
Marshall Properties),
Series A,
0.300%, VRD	5,150,000	5,150,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—0.24%
Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.290%, VRD	$3,840,000	$3,840,000

Wyoming—0.35%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.240%, VRD	5,100,000	5,100,000

Series B,
0.270%, VRD	600,000	600,000

		5,700,000

Total municipal bonds and notes (cost—$1,393,886,551)		1,393,886,551

Tax-exempt commercial paper—13.95%

Florida—1.11%
Florida Local Goverment,
0.300%, due 12/08/10	18,000,000	18,000,000

Georgia—1.51%
Atlanta Airport,
0.300%, due 12/13/10	5,000,000	5,000,000

Emory University,
0.280%, due 11/01/10	3,125,000	3,125,000

Metropolitan Atlanta Rapid Transit,
0.330%, due 11/04/10	16,500,000	16,500,000

		24,625,000

Illinois—0.61%
Illinois Educational Facilities Authority Revenue,
0.300%, due 11/01/10	10,000,000	10,000,000

Kentucky—1.05%
Pendleton County Multi-County,
0.370%, due 11/08/10	17,000,000	17,000,000

Maryland—2.20%
Baltimore County,
0.330%, due 11/10/10	30,400,000	30,400,000

Montgomery County,
0.320%, due 11/03/10	5,400,000	5,400,000

		35,800,000

59

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Massachusetts—0.61%
Harvard University,
0.250%, due 11/04/10	$10,000,000	$10,000,000

Michigan—0.92%
Trinity Health Credit Group,
0.300%, due 12/06/10	15,000,000	15,000,000

Minnesota—1.91%
Mayo Clinic,
0.280%, due 11/01/10	5,000,000	5,000,000

0.280%, due 12/07/10	16,000,000	16,000,000

0.300%, due 12/07/10	10,000,000	10,000,000

		31,000,000

Tennessee—0.61%
Vanderbilt University,
0.300%, due 05/23/11	10,000,000	10,000,000

Texas—2.54%
Harris County,
Series D,
0.300%, due 11/08/10	5,000,000	5,000,000

Houston Combined Utility System,
0.300%, due 12/09/10	7,100,000	7,100,000

0.340%, due 12/09/10	3,500,000	3,500,000

Houston Hotel Occupancy Tax,
0.300%, due 11/04/10	5,000,000	5,000,000

Methodist Hospital,
0.430%, due 12/08/10	12,000,000	12,000,000

San Antonio Electric & Gas,
0.290%, due 11/04/10	8,700,000	8,700,000

		41,300,000

Wyoming—0.88%
PacificCorp.,
0.320%, due 11/01/10	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$226,950,000)		226,950,000

Total investments (cost—$1,620,836,551 which approximates
cost for federal income tax purposes)—99.61%		1,620,836,551

Other assets in excess of liabilities—0.39%		6,301,458

Net assets—100.00%		$1,627,138,009

60

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.85% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2010 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds
and notes	$—	$1,393,886,551	$—	$1,393,886,551

Tax-exempt
commercial paper	—	226,950,000	—	226,950,000

Total	$—	$1,620,836,551	$—	$1,620,836,551

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—23 days

See accompanying notes to financial statements

61

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2010 to October 31, 2010.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

62

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

63

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,001.10	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,000.60	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,000.90	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

64

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	47 days	35 days	54 days

Net assets (bln)	$21.5	$22.6	$19.6

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Commercial paper	47.8%	50.6%	51.3%

US government and agency obligations	17.5	16.2	18.3

Certificates of deposit	17.4	12.5	12.3

Repurchase agreements	10.0	12.8	12.9

US master note	3.8	3.6	3.0

Short-term corporate obligations	1.6	3.3	1.8

Time deposit	—	1.0	1.4

Other assets less liabilities	1.9	0.0 (3)	(1.0)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

65

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	38 days	40 days	54 days

Net assets (bln)	$8.0	$7.3	$7.6

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Repurchase agreements	71.0%	75.4%	62.8%

US government obligations	26.0	24.5	37.0

Other assets less liabilities	3.0	0.1	0.2

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

66

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	23 days	14 days	15 days

Net assets (bln)	$1.6	$1.9	$2.1

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Municipal bonds and notes	85.7%	89.5%	93.4%

Tax-exempt commercial paper	13.9	11.3	5.9

Money market funds	—	—	0.7

Other assets less liabilities	0.4	(0.8)	0.0 (3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

67

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations

For the six months ended
October 31, 2010
(unaudited)

Prime Master Fund

Investment income:
Interest	$35,450,126

Expenses:
Investment advisory and administration fees	10,909,735

Trustees’ fees	49,295

Net expenses	10,959,030

Net investment income	24,491,096

Net realized gain	25,770

Net increase in net assets resulting from operations	$24,516,866

Treasury Master Fund

Investment income:
Interest	$8,483,729

Expenses:
Investment advisory and administration fees	4,041,185

Trustees’ fees	21,889

Net expenses	4,063,074

Net investment income	4,420,655

Net realized loss	(13,571)

Net increase in net assets resulting from operations	$4,407,084

Tax-Free Master Fund

Investment income:
Interest	$2,433,699

Expenses:
Investment advisory and administration fees	862,473

Trustees’ fees	10,019

Net expenses	872,492

Net investment income	1,561,207

Net increase in net assets resulting from operations	$1,561,207

See accompanying notes to financial statements

68

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets

	For the
	six months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

Prime Master Fund

From operations:
Net investment income	$24,491,096	$52,534,490

Net realized gain	25,770	201,183

Net increase in net assets resulting from operations	24,516,866	52,735,673

Net increase (decrease) in net assets from
beneficial interest transactions	(1,097,642,096)	2,931,246,583

Net increase (decrease) in net assets	(1,073,125,230)	2,983,982,256

Net assets:
Beginning of period	22,591,869,074	19,607,886,818

End of period	$21,518,743,844	$22,591,869,074

Treasury Master Fund

From operations:
Net investment income	$4,420,655	$10,317,114

Net realized gain (loss)	(13,571)	132,304

Net increase in net assets resulting from operations	4,407,084	10,449,418

Net increase (decrease) in net assets from
beneficial interest transactions	627,345,241	(3,374,821,928)

Net increase (decrease) in net assets	631,752,325	(3,364,372,510)

Net assets:
Beginning of period	7,335,524,818	10,699,897,328

End of period	$7,967,277,143	$7,335,524,818

Tax-Free Master Fund

From operations:
Net investment income	$1,561,207	$4,480,830

Net realized gain	—	164,409

Net increase in net assets resulting from operations	1,561,207	4,645,239

Net decrease in net assets from
beneficial interest transactions	(307,554,713)	(841,553,891)

Net decrease in net assets	(305,993,506)	(836,908,652)

Net assets:
Beginning of period	1,933,131,515	2,770,040,167

End of period	$1,627,138,009	$1,933,131,515

See accompanying notes to financial statements

69

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	Six months ended October 31, 2010		Years ended April 30,				For the period August 28, 2007(1)
	(unaudited)		2010		2009		to April 30, 2008

Prime Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$21,518,744		$22,591,869		$19,607,887		$13,948,101

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Net investment income
to average net assets	0.22	%(2)	0.25%		1.90%		4.28	%(2)

Treasury Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$7,967,277		$7,335,525		$10,699,897		$6,711,384

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10%		0.10	%(4)	0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10%		0.10	%(4)	0.10	%(2)

Net investment income to average net assets	0.11	%(2)	0.12%		0.77%		2.96	%(2)

Tax-Free Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,627,138		$1,933,132		$2,770,040		$2,642,116

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.04%		0.00	%(2),(3)

Net investment income to average net assets	0.18	%(2)	0.20%		1.42%		2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.
(4)	Waivers by advisor represent less than 0.005%.

See accompanying notes to financial statements

70

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual

71

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Master Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010.

72

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Master Funds’ financial statement disclosures.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

73

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2010, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,811,148, $676,867 and $140,523, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At October 31, 2010, UBS Global AM owed $27,078, $12,304 and $5,643 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

74

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2010, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$56,335,608,132

Treasury Master Fund	130,819,944,583

Tax-Free Master Fund	411,027,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3 % of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and

75

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. The Funds did not loan any securities during the six months ended October 31, 2010.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Effective November 12, 2010 interest will be charged to Tax-Free Master Fund at the higher of (a) the overnight federal funds rate in effect at the time of borrowings, plus 1.00% or (b) the reserve-adjusted US-dollar London Interbank Offered Rate (“LIBOR”) plus 1.00%. Tax-Free Master Fund did not borrow against the bank line of credit during the six months ended October 31, 2010.

Other liabilities
At October 31, 2010, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$96,495,175

*Excludes investment advisory and administration fees.

Beneficial interest transactions

	For the	For the
	six months ended	year ended
Prime Master Fund	October 31, 2010	April 30, 2010

Contributions	$29,118,908,656	$42,776,750,451

Withdrawals	(30,216,550,752)	(39,845,503,868)

Net increase (decrease) in beneficial interest	$(1,097,642,096)	$2,931,246,583

76

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

	For the	For the
	six months ended	year ended
Treasury Master Fund	October 31, 2010	April 30, 2010

Contributions	$7,873,504,453	$10,240,126,831

Withdrawals	(7,246,159,212)	(13,614,948,759)

Net increase (decrease) in beneficial interest	$627,345,241	$(3,374,821,928)

	For the	For the
	six months ended	year ended
Tax-Free Master Fund	October 31, 2010	April 30, 2010

Contributions	$722,138,043	$2,552,766,939

Withdrawals	(1,029,692,756)	(3,394,320,830)

Net decrease in beneficial interest	$(307,554,713)	$(841,553,891)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the period ended October 31, 2010, the Master Funds did not have any liabilities for any unrecognized tax positions. The Master Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2010, the Master Funds did not incur any interest or penalties.

Each of the tax years in the three year period ended April 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

77

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule and monthly portfolio holdings reports
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings: and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

78

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 14-15, 2010, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a management contract (the “Management Contract”) between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding US SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of UBS AG, one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $143 billion in assets under management as of March 31, 2010 and was part of the UBS Global Asset Management Division, which had approximately $560 billion of assets under management worldwide as of March 31, 2010. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund through August 31, 2011. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such waiver arrangements are not contractually imposed and can be increased, decreased or terminated by the intermediaries at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Master Funds, as compared to peers in the respective Expense Group.

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its Expense Group’s median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fifth quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The Prime Preferred Feeder Fund’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Prime Investor Feeder Fund.

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management noted the discrepancy between the Prime Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did its peers. Management noted that due to the fund’s “unitary” fee structure, relative comparisons should be performed on a total expense basis, which was in the third quintile, showing that the fund is in line with its peers.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Treasury Institutional Feeder Fund’s and the Treasury Investor Feeder Fund’s Actual Management Fees, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or slightly above or below its Expense Group’s median with the related Feeder Funds’ fees taken into account. The Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fifth quintile of the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the second quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fourth quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Treasury Investor Feeder Fund.

Similar to the Prime Institutional Feeder Fund, management noted that the Treasury Institutional Feeder Fund exhibited a discrepancy where the Contractual Management Fee and total expenses were in line with its

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

peers, but due to the fund’s low “unitary” fee, its Actual Management Fee ranked in the fifth quintile. Management explained that under the fund’s “unitary” fee structure the advisor pays for all ordinary expenses and therefore relative comparisons should be performed on a total expense basis, which shows that the fund is in line with its peers. Finally, management noted that although the Treasury Investor Fund’s Actual Management fee ranked in the fourth quintile, it was only slightly above the median.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group’s median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the third quintile and total expenses were in the second quintile of the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee and total expenses were in the second quintile and its Actual Management Fee was in the first quintile of the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Tax-Free Investor Feeder Fund.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the services provided and proposed to be provided to each Master Fund under the Management Contract.

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2010 and (b)annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2010. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the second quintile for the one- and three-year periods and in the first quintile for the five- and ten-year periods and since inception (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance); the Prime Preferred Feeder Fund’s performance was in the first quintile for the one-year period and since inception; and the Prime Investor Feeder Fund’s performance was in the fourth quintile for the one-year period and in the third quintile since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception; the Treasury Preferred Feeder Fund’s

85

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

performance was in the first quintile for the one-year period and since inception; and the Treasury Investor Feeder Fund’s performance was in the third quintile for the one-year period and in the fourth quintile since inception.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The Lipper information showed that the Tax-Free Institutional Feeder Fund was in the third quintile for the one-year period and since inception; the Tax-Free Preferred Feeder Fund’s performance was in the second quintile for the one-year period and in the third quintile since inception; and the Tax-Free Investor Feeder Fund’s performance was in the fifth quintile for the one-year period and since inception.

Management noted that the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund each posted below median returns for certain periods reported because the Lipper methodology compares each of the funds to an institutional peer universe; institutional funds typically have lower expense ratios and thus can generate higher levels of yield when compared to retail funds.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds, as well as information regarding enhancements to UBS Global AM’s methodology for determining profitability. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale

86

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

87

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88

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund
Semiannual Report October 31, 2010

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

December 15, 2010

Dear shareholder,
We present you with the semiannual report for the UBS Select Investor Series of Funds, namely, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund (the “Funds”) for the six-months ended October 31, 2010.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•  UBS Select Prime Investor Fund: 0.01% as of October 31, 2010, unchanged from 0.01% on
   April 30, 2010.

•  UBS Select Treasury Investor Fund: 0.01% as of October 31, 2010, unchanged from April 30, 2010.

•  UBS Select Tax-Free Investor Fund: 0.01% as of October 31, 2010, unchanged from 0.01% on
   April 30, 2010.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 9.
UBS Select Prime Investor Fund UBS Select Treasury Investor Fund
Investment goals (both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio manager:
Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
UBS Select Prime Investor Fund—August 1, 2008; UBS Select Treasury Investor Fund—September 18, 2008

Dividend payments:
Monthly

UBS Select Tax-Free Investor Fund Investment goal:
Maximum current income
exempt from federal income tax
consistent with liquidity and the
preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
September 22, 2008

Dividend payments:
Monthly

1

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	Even though the economy continued to expand, certain economic data moderated toward the end of the reporting period. The Commerce Department’s revised estimate for third quarter growth was 2.5%, as exports, and consumer and government spending came in stronger than expected. However, as the period drew to a close, economic growth appeared to have moderated somewhat as the labor market remained weak along with an expectation among investors of further quantitative easing.

Despite the continued expansion of the economy, the Fed remained concerned about continued high unemployment. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

At its meeting in September 2010, the Fed stated that the Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery.

It was no surprise, in November 2010 (after the reporting period ended), when the Fed took additional action in an attempt to stimulate the economy. Saying that “the pace of recovery in output and employment continues to be slow,” the Fed launched another round of quantitative easing which called for purchasing an additional $600 billion of longerterm US Treasury securities by the end of the second quarter of 2011.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

• For the Prime Master Fund in which UBS Select Prime Investor Fund invests, its weighted average maturity was 35 days when the

2

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

reporting period began. At that time, the European debt crisis was intensifying, and we continued to be conservatively positioned on a relative basis. This was particularly true with respect to our European bank exposure, given liquidity concerns related to some of these banks. Although we continued to be cautious through the end of the reporting period, we extended the Master Fund’s weighted average maturity to 47 days as we became more comfortable with the level of stability in the region and in order to lock in relatively higher yields.

At the issuer level, we maintained a greater-than-usual level of diversification over the six-month period by generally investing in smaller positions (approximately 1%), with the goal of reducing risk and keeping the Master Fund highly liquid. As the economic environment improved over the period, however, we slightly increased our single issuer exposure, typically purchasing up to 3% in single nongovernment issuers by the end of the reporting period. The Master Fund is generally able to hold up to 5% in any one issuer (subject to certain exceptions).

At the security level, we increased the Master Fund’s exposure to certificates of deposit, US government and agency obligations, and a US master note. In addition, we decreased the Fund’s exposure to commercial paper, repurchase agreements, short-term corporate obligations and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	For the Treasury Master Fund in which UBS Select Treasury Investor Fund invests, we continued to emphasize repurchase agreements backed by Treasury obligations, since their yields were generally higher than those offered through direct investments in Treasuries and they often have the added advantage of providing increased liquidity. We also maintained a meaningful allocation to direct Treasury obligations.

•	For the Tax-Free Master Fund in which UBS Select Tax-Free Investor Fund invests, its weighted average maturity was 14 days when the reporting period began. As the reporting period progressed, the weighted average maturity was increased to 23 days as opportunities

3

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

became available during the large note issuance season that occurs every summer. We focused our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations. Additionally, we invested in tax-free commercial paper in the 90-day range to enhance yield in a relatively flat municipal yield curve environment.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	While the worst of the global recession appears to be over, a number of questions remain regarding the sustainability of the economic recovery. Unemployment remains high, and there remains a great deal of uncertainty among investors surrounding the extension or expansion of any stimulus programs. Given this environment, we believe that yields on money market securities could remain low, and there could be periods of increased market volatility.

Q.	How have regulatory changes announced earlier this year impacted the availability of Fund information?
A.	In response to revisions to the US Securities and Exchange Commission’s rules governing money market funds, beginning on October 7, 2010, the Funds began disclosing, on a monthly basis: (a) a complete schedule of each Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life. This information is available on UBS’s Web site at the following Internet address: www.ubs.com/usmoneymarketfundsholdings. This information will be updated monthly.

Shareholders can find more details on the posting of this information by accessing the supplement to the Fund’s prospectus, which is also available at the above Web site.

4

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
 UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Managing Director
 UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—
 UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
Managing Director
 UBS Global Asset Management (Americas) Inc.

Erin O. Houston
Portfolio Manager—
 UBS Select Tax-Free Investor Fund
Associate Director
 UBS Global Asset Management (Americas) Inc.

Elbridge T. Gerry III
Portfolio Manager—
 UBS Select Tax-Free Investor Fund
Managing Director
 UBS Global Asset Management (Americas) Inc.

Ryan Nugent
Portfolio Manager—
 UBS Select Tax-Free Investor Fund
Director
 UBS Global Asset Management (Americas) Inc.

5

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

This letter is intended to assist shareholders in understanding how each Fund performed during the six months ended October 31, 2010. The views and opinions in the letter were current as of December 15, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2010 to October 31, 2010.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

7

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Investor Fund
		Ending	Expenses paid
	Beginning	account value*	during period(2)	Expense ratio
	account value	October 31,	05/01/10 to	during the
	May 1, 2010	2010	10/31/10	period

Actual	$1,000.00	$1,000.00	$1.56	0.31%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.64	1.58	0.31

UBS Select Treasury Investor Fund
		Ending	Expenses paid
	Beginning	account value*	during period(2)	Expense ratio
	account value	October 31,	05/01/10 to	during the
	May 1, 2010	2010	10/31/10	period

Actual	$1,000.00	$1,000.00	$1.01	0.20%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.20	1.02	0.20

UBS Select Tax-Free Investor Fund
		Ending	Expenses paid
	Beginning	account value*	during period(2)	Expense ratio
	account value	October 31,	05/01/10 to	during the
	May 1, 2010	2010	10/31/10	period

Actual	$1,000.00	$1,000.00	$1.36	0.27%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.84	1.38	0.27

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

*	“Actual — Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

8

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	10/31/10	04/30/10	10/31/09

Seven-day current yield(1)	0.01%	0.01%	0.01%

Seven-day effective yield(1)	0.01	0.01	0.01

Weighted average maturity(2)	47 days	35 days	54 days

Net assets (mm)	$535.4	$636.1	$957.8

UBS Select Treasury Investor Fund

Yields and characteristics	10/31/10	04/30/10	10/31/09

Seven-day current yield(1)	0.01%	0.01%	0.01%

Seven-day effective yield(1)	0.01	0.01	0.01

Weighted average maturity(2)	38 days	40 days	54 days

Net assets (mm)	$128.9	$119.0	$154.2

UBS Select Tax-Free Investor Fund

Yields and characteristics	10/31/10	04/30/10	10/31/09

Seven-day current yield(1)	0.01%	0.01%	0.01%

Seven-day effective yield(1)	0.01	0.01	0.01

Weighted average maturity(2)	23 days	14 days	15 days

Net assets (mm)	$57.4	$62.9	$78.0

(1)	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

9

UBS Select Prime Investor Fund

Statement of assets and liabilities—October 31, 2010 (unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$535,492,265 which approximates cost for
federal income tax purposes)	$535,492,265

Other assets	8,074

Total assets	535,500,339

Liabilities:
Payable to affiliates	72,617

Dividends payable to shareholders	4,530

Accrued expenses and other liabilities	60,177

Total liabilities	137,324

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 535,359,079 outstanding	535,359,079

Accumulated net realized gain	3,936

Net assets	$535,363,015

Net asset value per share	$1.00

See accompanying notes to financial statements

10

UBS Select Treasury Investor Fund

Statement of assets and liabilities—October 31, 2010 (unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$128,909,390 which approximates cost for federal income tax purposes)	$128,909,390

Receivable from affiliates	7,504

Other assets	9,568

Total assets	128,926,462

Liabilities:
Dividends payable to shareholders	1,085

Accrued expenses and other liabilities	47,975

Total liabilities	49,060

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 128,877,036 outstanding	128,877,036

Accumulated net realized gain	366

Net assets	$128,877,402

Net asset value per share	$1.00

See accompanying notes to financial statements

11

UBS Select Tax-Free Investor Fund

Statement of assets and liabilities—October 31, 2010 (unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$57,464,443 which approximates cost for federal income tax purposes)	$57,464,443

Other assets	7,146

Total assets	57,471,589

Liabilities:
Payable to affiliates	7,877

Dividends payable to shareholders	489

Accrued expenses and other liabilities	46,561

Total liabilities	54,927

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 57,412,171 outstanding	57,412,171

Accumulated net realized gain	4,491

Net assets	$57,416,662

Net asset value per share	$1.00

See accompanying notes to financial statements

12

UBS Select Prime Investor Fund

Statement of operations

For the six
months ended
October 31, 2010
(unaudited)

Investment income:
Interest income allocated from Master	$956,311

Expenses allocated from Master	(295,760)

Net investment income allocated from Master	660,551

Expenses:
Service and distribution fees	1,034,881

Administration fees	295,659

Transfer agency fees	35,612

Professional fees	25,857

Reports and notices to shareholders	14,398

Insurance expense	12,292

State registration fees	10,622

Trustees’ fees	7,395

Custody and accounting fees	6,050

Other expenses	4,710

1,447,476

Less: Fee waivers and/or expense reimbursements by
administrator and distributor	(816,504)

Net expenses	630,972

Net investment income	29,579

Net realized gain allocated from Master	649

Net increase in net assets resulting from operations	$30,228

See accompanying notes to financial statements

13

UBS Select Treasury Investor Fund

Statement of operations

For the six
months ended
October 31, 2010
(unaudited)

Investment income:
Interest income allocated from Master	$137,231

Expenses allocated from Master	(65,771)

Net investment income allocated from Master	71,460

Expenses:
Service and distribution fees	230,127

Administration fees	65,750

Professional fees	25,810

State registration fees	8,575

Reports and notices to shareholders	8,377

Trustees’ fees	6,193

Custody and accounting fees	6,050

Transfer agency fees	5,456

Insurance expense	1,730

Other expenses	2,918

360,986

Less: Fee waivers and/or expense reimbursements by
administrator and distributor	(296,101)

Net expenses	64,885

Net investment income	6,575

Net realized loss allocated from Master	(220)

Net increase in net assets resulting from operations	$6,355

See accompanying notes to financial statements

14

UBS Select Tax-Free Investor Fund

Statement of operations

For the six
months ended
October 31, 2010
(unaudited)

Investment income:
Interest income allocated from Master	$82,152

Expenses allocated from Master	(29,409)

Net investment income allocated from Master	52,743

Expenses:
Service and distribution fees	102,835

Administration fees	29,381

Professional fees	25,857

State registration fees	8,048

Reports and notices to shareholders	7,816

Trustees’ fees	6,075

Custody and accounting fees	6,050

Transfer agency fees	2,799

Insurance expense	1,060

Other expenses	2,267

192,188

Less: Fee waivers and/or expense reimbursements by
administrator and distributor	(142,386)

Net expenses	49,802

Net investment income	2,941

Net increase in net assets resulting from operations	$2,941

See accompanying notes to financial statements

15

UBS Select Prime Investor Fund

Statement of changes in net assets

	For the six
	months ended
	October 31, 2010	For the year ended
	(unaudited)	April 30, 2010

From operations:
Net investment income	$29,579	$557,385

Net realized gain	649	10,485

Net increase in net assets resulting from operations	30,228	567,870

Dividends and distributions to shareholders from:
Net investment income	(29,579)	(557,385)

Net realized gain	—	(47,228)

Total dividends and distributions to shareholders	(29,579)	(604,613)

Net decrease in net assets from beneficial interest transactions	(100,755,370)	(876,069,088)

Net decrease in net assets	(100,754,721)	(876,105,831)

Net assets:
Beginning of period	636,117,736	1,512,223,567

End of period	$535,363,015	$636,117,736

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

16

UBS Select Treasury Investor Fund

Statement of changes in net assets

	For the six
	months ended
	October 31, 2010	For the year ended
	(unaudited)	April 30, 2010

From operations:
Net investment income	$6,575	$15,177

Net realized gain (loss)	(220)	2,307

Net increase in net assets resulting from operations	6,355	17,484

Dividends and distributions to shareholders from:
Net investment income	(6,575)	(15,177)

Net realized gain	—	(1,721)

Total dividends and distributions to shareholders	(6,575)	(16,898)

Net increase (decrease) in net assets from beneficial interest transactions	9,861,878	(72,756,685)

Net increase (decrease) in net assets	9,861,658	(72,756,099)

Net assets:
Beginning of period	119,015,744	191,771,843

End of period	$128,877,402	$119,015,744

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Select Tax-Free Investor Fund

Statement of changes in net assets

	For the six
	months ended
	October 31, 2010	For the year ended
	(unaudited)	April 30, 2010

From operations:
Net investment income	$2,941	$10,203

Net realized gain	—	6,050

Net increase in net assets resulting from operations	2,941	16,253

Dividends and distributions to shareholders from:
Net investment income	(2,941)	(10,203)

Net realized gain	—	(4,910)

Total dividends and distributions to shareholders	(2,941)	(15,113)

Net decrease in net assets from beneficial interest transactions	(5,484,604)	(47,596,542)

Net decrease in net assets	(5,484,604)	(47,595,402)

Net assets:
Beginning of period	62,901,266	110,496,668

End of period	$57,416,662	$62,901,266

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

18

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended				For the period
	October 31, 2010		Year ended		August 1, 2008(1) to
	(unaudited)		April 30, 2010		April 30, 2009

Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.000	(2)	0.000	(2)	0.011

Dividends from net investment income	(0.000	)(2)	(0.000	)(2)	(0.011)

Distributions from net realized gain	—		(0.000	)(2)	—

Total dividends and distributions	(0.000	)(2)	(0.000	)(2)	(0.011)

Net asset value, end of period	$1.00		$1.00		$1.00

Total investment return(3)	0.00	%(4)	0.05%		1.08%

Ratios/supplemental data:
Net assets, end of period (000’s)	$535,363		$636,118		$1,512,224

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator and distributor(5)	0.59	%(6)	0.58%		0.60	%(6)

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator and distributor(5)	0.31	%(6)	0.34%		0.45	%(6)

Net investment income to average net assets(5)	0.01	%(6)	0.05%		0.77	%(6)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Total investment return is less than 0.005%.
(5)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(6)	Annualized.

See accompanying notes to financial statements

19

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended				For the period
	October 31, 2010		Year ended		September 18, 2008(1) to
	(unaudited)		April 30, 2010		April 30, 2009

Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.000	(2)	0.000	(2)	0.001

Dividends from net investment income	(0.000	)(2)	(0.000	)(2)	(0.001)

Distributions from net realized gain	—		(0.000	)(2)	(0.000	)(2)

Total dividends and distributions	(0.000	)(2)	(0.000	)(2)	(0.001)

Net asset value, end of period	$1.00		$1.00		$1.00

Total investment return(3)	0.00	%(4)	0.01%		0.06%

Ratios/supplemental data:
Net assets, end of period (000’s)	$128,877		$119,016		$191,772

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator and distributor(5)	0.65	%(6)	0.64%		0.65	%(6)

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator and distributor(5)	0.20	%(6)	0.21%		0.40	%(6)

Net investment income to average net assets(5)	0.01	%(6)	0.01%		0.06	%(6)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Total investment return is less than 0.005%.
(5)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(6)	Annualized.

See accompanying notes to financial statements

20

UBS Select Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended				For the period
	October 31, 2010		Year ended		September 22, 2008(1) to
	(unaudited)		April 30, 2010		April 30, 2009

Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.000	(2)	0.000	(2)	0.005

Dividends from net investment income	(0.000	)(2)	(0.000	)(2)	(0.005)

Distributions from net realized gain	—		(0.000	)(2)	—

Total dividends and distributions (0.000)(2)	(0.000	)(2)	(0.005)

Net asset value, end of period	$1.00		$1.00		$1.00

Total investment return(3)	0.00	%(4)	0.02%		0.46%

Ratios/supplemental data:
Net assets, end of period (000’s)	$57,417		$62,901		$110,497

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator and distributor(5)	0.75	%(6)	0.70%		0.72	%(6)

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator and distributor(5)	0.27	%(6)	0.28%		0.42	%(6)

Net investment income to average net assets(5)	0.01	%(6)	0.01%		0.55	%(6)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(4)	Total investment return is less than 0.005%.
(5)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(6)	Annualized.

See accompanying notes to financial statements

21

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds” —Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (2.49% for Prime Investor Fund, 1.62% for Treasury Investor Fund and 3.53% for Tax-Free Investor Fund at October 31, 2010). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

23

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At October 31, 2010, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM $46,213, $10,932, and $4,950, respectively, for administrative services.

UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds’ total ordinary annual operating expenses through August 31, 2011 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At October 31, 2010, UBS Global AM owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $41,685, $16,031 and $2,814 for fee waivers and/or expense reimbursements, respectively. For the six months ended October 31, 2010, UBS Global AM was contractually obligated to waive $264,855, $98,004 and $74,711, respectively. Each Fund will repay UBS Global AM for any such waived fees/reimbursed expenses pursuant to these contractual arrangements to the extent that it can do so over the three fiscal years following August 31, 2011, without causing a Fund’s expenses in any of those three years to exceed such expense cap.

Service and distribution plans
UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Funds’ shares. During the six months ended October 31, 2010, the Funds each paid UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.10%, respectively, of their average daily net assets. At October 31, 2010, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM—US $161,747, $38,263 and $17,326 for distribution and service fees, respectively. In addition to UBS Global AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, UBS Global AM—US has agreed to voluntarily waive

24

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

fees and/or reimburse fund expenses so that total ordinary annual operating expenses do not exceed 0.45%. UBS Global AM has also undertaken to waive fees and/or reimburse expenses in the event that current fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At October 31, 2010, UBS Global AM—US owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $93,658, $40,668 and $11,585 for these additional fee waivers and/or expense reimbursements, respectively. For the six months ended October 31, 2010, voluntary additional waivers and/or expense reimbursements by UBS Global AM and UBS Global AM—US were as follows: Prime Investor Fund, $551,649; Treasury Investor Fund, $198,097; and Tax-Free Investor Fund, $67,675. There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:
	For the six	For the
	months ended	year ended
Prime Investor Fund	October 31, 2010	April 30, 2010

Shares sold	300,748,165	1,164,709,940

Shares repurchased	(401,532,641)	(2,041,748,365)

Dividends reinvested	29,106	969,337

Net decrease in shares outstanding	(100,755,370)	(876,069,088)

	For the six	For the
	months ended	year ended
Treasury Investor Fund	October 31, 2010	April 30, 2010

Shares sold	84,498,482	169,858,446

Shares repurchased	(74,642,600)	(242,631,418)

Dividends reinvested	5,996	16,287

Net increase (decrease) in shares outstanding	9,861,878	(72,756,685)

25

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

	For the six	For the
	months ended	year ended
Tax-Free Investor Fund	October 31, 2010	April 30, 2010

Shares sold	29,062,634	150,447,104

Shares repurchased	(34,550,043)	(198,064,558)

Dividends reinvested	2,805	20,912

Net decrease in shares outstanding	(5,484,604)	(47,596,542)

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the year ended April 30, 2010, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal year ended April 30, 2010, was 67.50% tax exempt income, 21.34% ordinary income and 11.16% long-term capital gain.

The tax character of distributions and components of accumulated earnings (deficit) on a tax basis will be determined at the end of the Funds’ fiscal year ending April 30, 2011.

As of and during the period ended October 31, 2010, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2010, the Funds did not incur any interest or penalties.

Each of the tax years in the two year period ended April 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule and monthly portfolio holdings reports
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of each Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2010 as short-term capital gain dividends.

UBS Select Treasury Investor Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2010 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2011.

27

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—17.49%

Federal Farm Credit Bank
0.161%, due 11/18/10(1)	$137,000,000	$137,000,000

0.270%, due 12/15/10(1)	115,000,000	115,000,000

0.270%, due 01/12/11(1)	109,000,000	108,989,697

0.340%, due 01/14/11(2)	150,000,000	149,895,167

Federal Home Loan Bank
0.300%, due 11/01/10(1)	135,000,000	135,000,000

0.310%, due 11/01/10(1)	100,000,000	100,000,000

0.430%, due 11/04/10	167,500,000	167,500,519

0.280%, due 12/29/10(1)	177,000,000	177,000,000

0.375%, due 01/19/11	27,615,000	27,615,000

0.500%, due 05/17/11(2)	115,000,000	114,685,347

0.580%, due 05/27/11	110,000,000	110,000,000

0.300%, due 11/08/11	96,500,000	96,495,175

Federal Home Loan Mortgage Corp.*
0.250%, due 01/03/11(2)	215,000,000	214,905,938

0.270%, due 02/22/11(2)	175,000,000	174,851,688

0.330%, due 02/22/11(2)	71,850,000	71,775,575

Federal National Mortgage Association*
0.240%, due 01/18/11(2)	105,000,000	104,945,400

0.300%, due 01/18/11(2)	150,000,000	149,902,500

0.240%, due 01/19/11(2)	200,000,000	199,894,667

0.240%, due 04/01/11(2)	100,000,000	99,899,333

0.250%, due 09/06/11(2)	200,000,000	199,570,833

US Treasury Notes
0.875%, due 12/31/10	300,000,000	300,316,957

0.875%, due 02/28/11	449,300,000	450,191,702

0.875%, due 03/31/11	100,000,000	100,167,559

4.875%, due 04/30/11	138,000,000	141,123,975

4.875%, due 05/31/11	112,900,000	115,920,060

Total US government and agency obligations
(cost—$3,762,647,092)		3,762,647,092

Certificates of deposit—17.44%

Banking-non-US—17.44%
Abbey National Treasury Services PLC
0.439%, due 01/18/11(1)	210,000,000	210,000,000

Bank of Montreal
0.270%, due 11/15/10	200,000,000	200,000,000

28

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Bank of Nova Scotia
0.260%, due 11/01/10(1)	$182,000,000	$182,000,000

0.266%, due 11/17/10(1)	175,000,000	174,999,578

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320%, due 11/12/10	200,000,000	200,000,000

BNP Paribas SA
0.439%, due 01/18/11(1)	95,000,000	95,000,000

Credit Agricole CIB
0.320%, due 01/31/11	205,000,000	205,000,000

Deutsche Bank AG
0.280%, due 01/18/11	200,000,000	200,000,000

KBC Bank NV
0.300%, due 11/15/10	197,000,000	197,000,000

Lloyds TSB Bank PLC
0.289%, due 01/19/11(1)	119,000,000	119,000,000

Mitsubishi UFJ Trust & Banking Corp.
0.345%, due 12/16/10	200,000,000	199,913,825

Mizuho Corporate Bank Ltd.
0.240%, due 11/04/10	200,000,000	200,000,000

National Australia Bank Ltd.
0.355%, due 11/29/10(1)	175,000,000	175,000,000

0.309%, due 01/19/11(1)	44,250,000	44,241,142

Natixis
0.390%, due 11/01/10(1)	203,000,000	203,000,000

0.530%, due 11/01/10(1)	172,500,000	172,500,000

Royal Bank of Canada
0.430%, due 11/01/10(1)	175,000,000	175,000,000

Royal Bank of Scotland PLC
0.490%, due 11/01/10	200,000,000	200,000,000

0.288%, due 01/25/11(1)	240,500,000	240,500,000

Svenska Handelsbanken
0.270%, due 11/24/10	264,000,000	264,000,843

Westpac Banking Corp.
0.380%, due 11/04/10(1)	95,000,000	95,000,000

Total certificates of deposit (cost—$3,752,155,388)		3,752,155,388

29

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—47.75%

Asset backed-banking—2.21%
Atlantis One Funding
0.290%, due 01/31/11	$300,000,000	$299,780,083

0.370%, due 02/11/11	175,000,000	174,816,542

		474,596,625

Asset backed-miscellaneous—15.21%
Amsterdam Funding Corp.
0.240%, due 11/02/10	200,000,000	199,998,667

0.240%, due 11/03/10	125,000,000	124,998,333

0.240%, due 11/23/10	80,000,000	79,988,267

Atlantic Asset Securitization LLC
0.240%, due 11/10/10	90,000,000	89,994,600

0.250%, due 11/19/10	100,000,000	99,987,500

0.280%, due 12/02/10	127,750,000	127,719,198

0.270%, due 01/06/11	70,000,000	69,965,350

Bryant Park Funding LLC
0.240%, due 11/01/10	100,000,000	100,000,000

0.230%, due 11/02/10	154,310,000	154,309,014

Falcon Asset Securitization Corp.
0.240%, due 11/10/10	108,000,000	107,993,520

0.270%, due 01/11/11	75,000,000	74,960,063

0.280%, due 02/07/11	75,000,000	74,942,833

Jupiter Securitization Co. LLC
0.235%, due 11/09/10	85,000,000	84,995,561

0.240%, due 11/15/10	50,013,000	50,008,332

0.230%, due 12/01/10	50,000,000	49,990,417

Liberty Street Funding LLC
0.240%, due 11/01/10	187,000,000	187,000,000

LMA Americas LLC
0.240%, due 11/09/10	128,000,000	127,993,173

0.260%, due 11/26/10	78,700,000	78,685,790

0.260%, due 11/30/10	70,500,000	70,485,234

0.290%, due 01/26/11	50,000,000	49,965,361

Old Line Funding Corp.
0.280%, due 11/15/10	100,323,000	100,312,076

Regency Markets No.1 LLC
0.250%, due 11/05/10	92,000,000	91,997,444

30

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Salisbury Receivables Co. LLC
0.240%, due 11/15/10	$50,000,000	$49,995,333

Sheffield Receivables Corp.
0.270%, due 11/01/10	68,000,000	68,000,000

0.260%, due 12/03/10	43,250,000	43,240,004

0.270%, due 01/10/11	85,000,000	84,955,375

Thames Asset Global Securitization No.1
0.240%, due 11/10/10	57,422,000	57,418,555

0.240%, due 11/15/10	75,000,000	74,993,000

Thunderbay Funding
0.230%, due 11/03/10	80,019,000	80,017,978

0.240%, due 11/15/10	71,315,000	71,308,344

0.250%, due 11/18/10	36,096,000	36,091,739

Variable Funding Capital Corp.
0.235%, due 11/04/10	90,000,000	89,998,238

0.270%, due 01/04/11	100,000,000	99,952,000

0.270%, due 01/14/11	200,000,000	199,889,000

Windmill Funding Corp.
0.240%, due 11/03/10	121,582,000	121,580,379

		3,273,730,678

Asset backed-securities—3.72%
Clipper Receivables Co. LLC
0.240%, due 11/17/10	90,000,000	89,990,400

0.280%, due 12/16/10	235,000,000	234,917,750

Grampian Funding LLC
0.320%, due 12/09/10	60,000,000	59,979,733

0.330%, due 12/15/10	90,000,000	89,963,700

0.330%, due 12/17/10	100,000,000	99,957,834

0.320%, due 01/14/11	225,000,000	224,852,000

		799,661,417

Banking-non-US—3.29%
ANZ National International Ltd.
0.280%, due 02/07/11	200,000,000	199,847,556

Banque et Caisse d’Epargne de L’Etat
0.260%, due 11/10/10	150,000,000	149,990,250

0.280%, due 01/21/11	50,000,000	49,968,500

0.290%, due 01/24/11	100,000,000	99,932,333

31

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Banking-non-US—(concluded)
Commonwealth Bank of Australia
0.336%, due 11/08/10(1),(3)	$95,000,000	$94,990,954

0.394%, due 11/08/10(1)	27,500,000	27,499,760

Westpac Securities NZ Ltd.
0.370%, due 11/01/10(1),(3)	25,000,000	25,000,000

0.336%, due 11/22/10(1),(3)	60,000,000	60,000,000

		707,229,353

Banking-US—19.80%
ABN Amro Funding USA LLC
0.320%, due 12/07/10	168,000,000	167,946,240

0.320%, due 01/03/11	150,000,000	149,916,000

0.320%, due 01/06/11	50,000,000	49,970,667

BNP Paribas Finance
0.340%, due 01/24/11	200,000,000	199,841,333

0.540%, due 02/04/11	155,000,000	154,779,125

Danske Corp.
0.270%, due 11/04/10	151,000,000	150,996,603

0.250%, due 11/16/10	250,000,000	249,973,958

0.255%, due 12/02/10	200,000,000	199,956,083

Deutsche Bank Financial LLC
0.260%, due 11/09/10	94,000,000	93,994,569

Dexia Delaware LLC
0.345%, due 11/01/10	285,000,000	285,000,000

0.340%, due 11/02/10	130,000,000	129,998,772

0.340%, due 11/03/10	200,000,000	199,996,222

ING (US) Funding LLC
0.340%, due 11/04/10	150,000,000	149,995,750

0.300%, due 01/20/11	195,000,000	194,870,000

0.560%, due 02/11/11	175,000,000	174,722,333

0.380%, due 04/21/11	100,000,000	99,819,500

JPMorgan Chase & Co.
0.275%, due 11/08/10	150,000,000	149,991,979

Natixis US Finance Co. LLC
0.530%, due 11/02/10	210,000,000	209,996,908

Nordea N.A., Inc.
0.250%, due 12/01/10	285,000,000	284,940,625

32

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(concluded)

Banking-US—(concluded)
0.250%, due 12/17/10	$100,925,000	$100,892,760

0.275%, due 02/10/11	67,850,000	67,797,652

Societe Generale N.A., Inc.
0.380%, due 11/02/10	195,000,000	194,997,942

0.330%, due 01/10/11	208,500,000	208,366,213

0.410%, due 04/07/11	193,000,000	192,654,905

State Street Bank & Trust Co.
0.280%, due 11/18/10	200,000,000	199,973,556

		4,261,389,695

Brokerage—0.88%
RBS Holdings USA, Inc.
0.310%, due 01/11/11	190,000,000	189,883,836

Finance-captive automotive—1.83%
Toyota Motor Credit Corp.
0.300%, due 11/17/10	150,000,000	149,980,000

0.340%, due 02/23/11	150,000,000	149,838,500

0.340%, due 02/24/11	95,000,000	94,896,819

		394,715,319

Insurance-life—0.81%
Prudential PLC
0.240%, due 11/08/10	75,000,000	74,996,500

0.250%, due 11/15/10	100,000,000	99,990,278

		174,986,778

Total commercial paper (cost—$10,276,193,701)		10,276,193,701

US master note—3.79%

Brokerage—3.79%
Banc of America Securities LLC
0.370%, due 11/01/10(1),(4) (cost—$816,000,000)	816,000,000	816,000,000

Short-term corporate obligations—1.59%

Banking-non-US—0.48%
Commonwealth Bank of Australia
0.275%, due 11/22/10(1),(3)	53,000,000	53,000,000

National Australia Bank Ltd.
0.362%, due 11/19/10(1),(3)	50,000,000	49,994,459

		102,994,459

33

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Finance-captive automotive—0.18%
Toyota Motor Credit Corp.
0.256%, due 11/10/10(1)	$40,000,000	$40,000,000

Supranational—0.93%
International Bank for Reconstruction & Development
0.410%, due 11/01/10(2)	200,000,000	200,000,000

Total short-term corporate obligations (cost—$342,994,459)		342,994,459

Repurchase agreements—10.01%

Repurchase agreement dated 10/29/10 with Banc of America Securities, 0.210% due 11/01/10, collateralized by $109,220,000 Federal Home Loan Bank obligations, 5.500% due 07/15/36, $113,371,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 01/15/14 to 01/02/19, $196,306,000 Federal National Mortgage Association obligations, 1.000% to 5.800% due 04/25/14 to 02/09/26 and $1,690,000 US Treasury Notes, 2.500% due 06/30/17; (value—$459,000,101); proceeds: $450,007,875	450,000,000	450,000,000

Repurchase agreement dated 10/29/10 with Barclays Bank PLC, 0.210% due 11/01/10, collateralized by $129,185,000 Federal Home Loan Bank obligations, zero coupon due 04/29/11 and $330,123,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 03/28/11 to 04/11/11; (value—$459,000,638); proceeds: $450,007,875	450,000,000	450,000,000

Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, Inc., 0.210% due 11/01/10, collateralized by $140,690,000 Federal Home Loan Bank obligations, zero coupon to 1.125% due 12/31/10 to 12/09/11, $315,093,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.125% due 05/25/11 to 11/30/12 and $234,009,300 US Treasury Bonds, 3.875% due 08/15/40; (value—$687,586,863); proceeds: $674,111,797	674,100,000	674,100,000

Repurchase agreement dated 10/29/10 with Goldman Sachs & Co., 0.220% due 11/01/10, collateralized by $456,557,000 Federal Home Loan Mortgage Corp. obligations, 1.150% due 10/07/13; (value—$459,000,848); proceeds: $450,008,250	450,000,000	450,000,000

34

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/10 with Morgan Stanley & Co., 0.200% due 11/01/10, collateralized by $101,704,000 Federal National Mortgage Association obligations, 1.000% to 2.250% due 11/19/12 to 03/28/16; (value—$102,000,193); proceeds: $100,001,667	$100,000,000	$100,000,000

Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $29,008,017 US Treasury Notes, 1.375% due 05/15/13; (value—$29,840,547); proceeds: $29,253,024	29,253,000	29,253,000

Total repurchase agreements (cost—$2,153,353,000)		2,153,353,000

Total investments (cost—$21,103,343,640 which approximates cost for federal income tax purposes)—98.07%		21,103,343,640

Other assets in excess of liabilities—1.93%		415,400,204

Net assets—100.00%		$21,518,743,844

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate security. The maturity date reflects earlier of reset dates or stated maturity dates. The interest rate shown is the current rate as of October 31, 2010, and resets periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.32% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.79% of net assets, is considered liquid and restricted as of October 31, 2010.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
Security	date(5)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.370%,11/01/10	10/29/10	$816,000,000	3.79%	$816,000,000	3.79%

(5)	Acquisition date represents most recent interest rate reset date on variable rate securities.

35

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and
agency obligations	$—	$3,762,647,092	$—	$3,762,647,092

Certificates of deposit	—	3,752,155,388	—	3,752,155,388

Commercial paper	—	10,276,193,701	—	10,276,193,701

US master note	—	816,000,000	—	816,000,000

Short-term corporate
obligations	—	342,994,459	—	342,994,459

Repurchase
agreements	—	2,153,353,000	—	2,153,353,000

Total	$—	$21,103,343,640	$—	$21,103,343,640

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of total investments

United States	74.6%

United Kingdom	5.4

Japan	4.9

Canada	3.5

France	3.2

Australia	3.0

Luxemburg	1.4

Sweden	1.3

Germany	0.9

New Zealand	0.9

Belgium	0.9

Total	100.0%

Weighted average maturity—47 days

See accompanying notes to financial statements

36

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government obligations—25.96%

US Treasury Bills
0.190%, due 03/31/11(1)	$100,000,000	$99,920,833

0.291%, due 07/28/11(1)	75,000,000	74,836,919

US Treasury Notes
0.875%, due 12/31/10	175,000,000	175,164,218

0.875%, due 01/31/11	630,000,000	631,079,412

5.000%, due 02/15/11	90,000,000	91,242,659

0.875%, due 02/28/11	300,000,000	300,585,463

0.875%, due 03/31/11	75,000,000	75,125,669

0.875%, due 04/30/11	235,000,000	235,674,363

4.875%, due 04/30/11	100,000,000	102,263,750

4.875%, due 05/31/11	275,000,000	282,356,214

Total US government obligations (cost—$2,068,249,500)		2,068,249,500

Repurchase agreements—70.98%

Repurchase agreement dated 10/29/10 with Banc of America Securities LLC, 0.210% due 11/01/10, collateralized by $63,906,043 US Treasury Bonds Coupon Strips, 8.125% due 11/15/20, $517,909,100 US Treasury Bonds Principal Strips, 3.500% to 11.250% due 02/15/15 to 08/15/40, $1,860,568,526 US Treasury Bonds Strips, zero coupon due 2/15/10 to 08/15/40, $44,642,800 US Treasury Inflation Index Bonds, 1.750% to 3.375% due 01/15/26 to 04/15/32, $135,886,700 US Treasury Inflation Index Notes, 1.250% to 2.625% due 04/15/11 to 07/15/20, $25,000,000 US Treasury Notes, 3.375% due 11/15/19, $63,480,600 US Treasury Notes Principal Strips, 1.375% to 5.125% due 11/15/10 to 08/15/18 and $468,400 US Treasury Notes Strips, zero coupon due 10/31/10 to 12/31/13; (value—$1,683,000,000); proceeds: $1,650,028,875

	1,650,000,000	1,650,000,000

Repurchase agreement dated 10/29/10 with Barclays Bank PLC, 0.210% due 11/01/10, collateralized by $1,463,538,800 US Treasury Bonds, 4.375% to 8.750% due 08/15/20 to 05/15/40 and $113,625,000 US Treasury Notes, 4.000% due 08/15/18; (value—$1,836,000,113); proceeds: $1,800,031,500	1,800,000,000	1,800,000,000

37

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, Inc., 0.210% due 11/01/10, collateralized by $2,043,337,380 US Treasury Bonds Coupon Strips, zero coupon due 08/15/18 to 05/15/27, $903,211,400 US Treasury Bonds Principal Strips, 4.500% to 7.500% due 11/15/24 to 08/15/39 and $136,133,000 US Treasury Bonds Strips, zero coupon due 11/15/23; (value—$1,637,202,000); proceeds: $1,605,128,089	$1,605,100,000	$1,605,100,000

Repurchase agreement dated 10/29/10 with Goldman Sachs & Co., 0.140% due 11/01/10, collateralized by $27,319,100 US Treasury Bills, zero coupon due 12/16/10 and $258,717,500 US Treasury Notes, 1.125% to 4.500% due 1/15/12 to 11/15/15; (value—$306,000,073); proceeds: $300,003,500	300,000,000	300,000,000

Repurchase agreement dated 10/29/10 with Morgan Stanley & Co., 0.200% due 11/01/10, collateralized by $248,919,700 US Treasury Inflation Index Notes, 1.250% to 1.875% due 07/15/13 to 01/15/15; (value—$306,000,096); proceeds: $300,005,000	300,000,000	300,000,000

Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $275,000 US Treasury Notes, 1.375% due 05/15/13; (value—$282,893); proceeds: $274,000	274,000	274,000

Total repurchase agreements (cost—$5,655,374,000)		5,655,374,000

Total investments (cost—$7,723,623,500 which approximates cost for federal income tax purposes)—96.94%		7,723,623,500

Other assets in excess of liabilities—3.06%		243,653,643

Net assets—100.00%		$7,967,277,143

(1) Interest rates shown are the discount rates at date of purchase.

38

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government
obligations	$—	$2,068,249,500	$—	$2,068,249,500

Repurchase
agreements	—	5,655,374,000	—	5,655,374,000

Total	$—	$7,723,623,500	$—	$7,723,623,500

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—38 days

See accompanying notes to financial statements

39

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—85.66%

Alabama—1.17%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.310%, VRD	$5,725,000	$5,725,000

Infirmary Health System Special Care Facilities
Financing Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.250%, VRD	8,300,000	8,300,000

Mobile Downtown Redevelopment Authority
Revenue (Austal USA LLC Project),
0.270%, VRD	5,000,000	5,000,000

		19,025,000

Alaska—0.30%
Borough of North Slope, Series A,
2.000%, due 06/30/11	4,800,000	4,852,221

Arizona—2.68%
AK-Chin Indian Community Revenue
0.300%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority Industrial
Development Revenue (Tucson Electric Power Co.),
Series 83C,
0.260%, VRD	18,000,000	18,000,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.230%, VRD	10,590,000	10,590,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.290%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.270%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District Electric
Systems Revenue (Barclays Capital Municipal Trust Receipts,
Series 9W),
0.290%, VRD(1),(2)	3,750,000	3,750,000

		43,640,000

40

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—0.92%
California Infrastructure & Economic Development Bank Revenue
(Santa Barbara Performing Arts),
0.320%, VRD	$2,200,000	$2,200,000

Metropolitan Water District Southern California Refunding,
Series A,
0.210%, VRD	8,200,000	8,200,000

Metropolitan Water District Southern California Waterworks
Revenue Refunding,
Series A-1,
0.240%, VRD	2,740,000	2,740,000

San Diego County Certificates of Participation
(San Diego Foundation),
0.310%, VRD	1,900,000	1,900,000

		15,040,000

Colorado—2.09%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.330%, VRD(1),(2)	12,065,000	12,065,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-6,
0.280%, VRD	5,190,000	5,190,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.270%, VRD	10,820,000	10,820,000

Series A3,
0.270%, VRD	6,000,000	6,000,000

		34,075,000

Connecticut—1.21%
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series U,
0.220%, VRD	7,300,000	7,300,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.250%, VRD	1,550,000	1,550,000

Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.330%, VRD(1),(2)	10,820,000	10,820,000

		19,670,000

41

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—0.50%
District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	$8,000,000	$8,117,765

Florida—3.64%
Gainesville Utilities System Revenue,
Series A,
0.240%, VRD	2,490,000	2,490,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.300%, VRD	19,190,000	19,190,000

Series C (NATL-RE Insured),
0.300%, VRD	4,980,000	4,980,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.330%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three-C-3,
0.250%, VRD	2,990,000	2,990,000

JEA Water & Sewer Revenue System,
Subseries B-1,
0.250%, VRD	2,180,000	2,180,000

Orange County School Board Certificates of Participation,
Series E,
0.300%, VRD	12,345,000	12,345,000

Orlando Utilities Commission Utility System Revenue,
0.290%, VRD	2,600,000	2,600,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.280%, VRD	3,400,000	3,400,000

		59,150,000

Georgia—4.25%
Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs,
Series 2253) (AGM Insured),
0.280%, VRD(1),(2)	9,750,000	9,750,000

Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/10	10,000,000	10,028,342

42

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Gainesville & Hall County Hospital Authority Revenue
Certificates of Participation (Northeast Georgia Health System),
Series A,
0.300%, VRD	$14,600,000	$14,600,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.300%, VRD	4,000,000	4,000,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.260%, VRD	12,000,000	12,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.310%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue (Emory University),
Series B-2,
0.220%, VRD	3,300,000	3,300,000

Series C-3,
0.220%, VRD	1,700,000	1,700,000

Series C-4,
0.220%, VRD	7,900,000	7,900,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.300%, VRD	3,835,000	3,835,000

		69,113,342

Idaho—0.34%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	5,500,000	5,557,499

Illinois—3.60%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.280%, VRD	5,900,000	5,900,000

Series B,
0.270%, VRD	2,900,000	2,900,000

Chicago Board of Education Refunding,
Series B,
0.270%, VRD	12,900,000	12,900,000

43

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Chicago (Neighborhoods Alive 21),
Series B,
0.280%, VRD	$8,900,000	$8,900,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-3,
0.270%, VRD	700,000	700,000

Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.290%, VRD	1,300,000	1,300,000

Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.250%, VRD	5,700,000	5,700,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.400%, VRD	6,680,000	6,680,000

Illinois Finance Authority Revenue (Rehab Institute Chicago),
Series C,
0.240%, VRD	2,175,000	2,175,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.300%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority Revenue
(Two Rivers YMCA Project),
0.290%, VRD	4,830,000	4,830,000

		58,585,000

Indiana—1.35%
Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.290%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.300%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.260%, VRD	9,175,000	9,175,000

		22,015,000

44

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Iowa—0.18%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.290%, VRD	$2,880,000	$2,880,000

Kansas—0.23%
Kansas State Department of Transportation Highway Revenue,
Series A-5,
0.240%, VRD	3,800,000	3,800,000

Kentucky—2.20%
Breckinridge County Lease Program Revenue (Kentucky
Association Leasing Trust),
Series A,
0.270%, VRD	9,025,000	9,025,000

Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.270%, VRD	2,235,000	2,235,000

Series B,
0.270%, VRD	785,000	785,000

Shelby County Lease Revenue,
Series A,
0.270%, VRD	10,615,000	10,615,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.270%, VRD	8,225,000	8,225,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.270%, VRD	4,835,000	4,835,000

		35,720,000

Maryland—1.91%
Easton Revenue (William Hill Manor),
Series C,
0.300%, VRD	3,305,000	3,305,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.240%, VRD	8,805,000	8,805,000

45

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.280%, VRD	$12,315,000	$12,315,000

Series A-7,
0.280%, VRD	6,700,000	6,700,000

		31,125,000

Massachusetts—6.98%
Massachusetts Department of Transportation Metropolitan
Highway System Revenue (Contract Assistance),
Series A5,
0.250%, VRD	3,400,000	3,400,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.230%, VRD	2,800,000	2,800,000

Massachusetts Development Finance Agency Revenue Refunding
(Higher Education-Smith College),
0.240%, VRD	11,311,000	11,311,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.280%, VRD	13,500,000	13,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.280%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Harvard University),
Series BB,
0.200%, VRD	1,600,000	1,600,000

Massachusetts Health & Educational Facilities Authority Revenue
(Henry Heywood),
Series C,
0.290%, VRD	2,970,000	2,970,000

46

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare Systems),
Series F3,
0.260%, VRD	$4,040,000	$4,040,000

Series I-1,
0.240%, VRD	2,000,000	2,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.290%, VRD	11,225,000	11,225,000

Massachusetts Health & Educational Facilities Authority Revenue
(Williams College),
Series I,
0.240%, VRD	10,000,000	10,000,000

Series J,
0.270%, VRD	12,700,000	12,700,000

Massachusetts Revenue Anticipation Notes,
Series C,
2.000%, due 06/23/11	10,000,000	10,107,671

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.290%, VRD	6,000,000	6,000,000

Massachusetts Water Resources Authority Refunding (General),
Series A,
0.290%, VRD	11,990,000	11,990,000

		113,643,671

Michigan—1.05%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.270%, VRD	1,400,000	1,400,000

Michigan Finance Authority State Aid Notes,
Series D-1,
2.000%, due 08/19/11	5,000,000	5,047,447

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit Group),
Subseries F-5,
0.250%, VRD	10,700,000	10,700,000

		17,147,447

47

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Minnesota—0.70%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.270%, VRD	$1,445,000	$1,445,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.230%, VRD	9,950,000	9,950,000

		11,395,000

Mississippi—2.70%
Jackson County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.230%, VRD	4,000,000	4,000,000

Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.250%, VRD	10,000,000	10,000,000

0.270%, VRD	10,000,000	10,000,000

Series F,
0.210%, VRD	10,000,000	10,000,000

Series G,
0.230%, VRD	5,400,000	5,400,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.230%, VRD	4,600,000	4,600,000

		44,000,000

Missouri—1.60%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.290%, VRD	4,530,000	4,530,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.270%, VRD	12,200,000	12,200,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (BJC Health Systems),
Series E,
0.220%, VRD	1,500,000	1,500,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
University of Missouri Revenue (System Facilities),
Series A,
0.270%, VRD	$2,725,000	$2,725,000

Series B,
0.270%, VRD	5,100,000	5,100,000

		26,055,000

Montana—0.79%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.290%, VRD	10,000,000	10,000,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.280%, VRD	2,900,000	2,900,000

		12,900,000

Nebraska—0.60%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.290%, VRD	9,700,000	9,700,000

New Jersey—0.34%
New Jersey Health Care Facilities Financing Authority Revenue
(Princeton Healthcare),
Series B,
0.230%, VRD	5,000,000	5,000,000

Toms River,
2.000%, due 06/15/11	450,000	454,590

		5,454,590

New Mexico—0.31%
New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,055,906

New York—7.45%
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	7,000,000	7,044,962

Essex County Bond Anticipation Notes,
2.000%, due 11/19/10	1,000,000	1,000,577

49

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
Metropolitan Transportation Authority Dedicated Tax
Fund Refunding,
Subseries B-1,
0.250%, VRD	$7,410,000	$7,410,000

Subseries B-2,
0.250%, VRD	4,100,000	4,100,000

New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.290%, VRD	13,000,000	13,000,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.280%, VRD(1),(2)	5,455,000	5,455,000

New York City Municipal Water Finance Authority Water & Sewer
Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.350%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3-G,
0.240%, VRD	5,360,000	5,360,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A,
0.270%, VRD	3,900,000	3,900,000

Series A-2,
0.280%, VRD	1,200,000	1,200,000

New York Dormitory Authority Revenues (Citigroup ROCS,
Series RR-II-R-11560),
0.280%, VRD(1),(2)	2,070,000	2,070,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.270%, VRD	7,100,000	7,100,000

New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.250%, VRD	5,700,000	5,700,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
Suffolk County Industrial Development Agency Civic Facilities
Revenue (Touro College Project),
0.270%, VRD	$8,000,000	$8,000,000

Triborough Bridge & Tunnel Authority Revenues
Bond Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,005,839

		121,296,378

North Carolina—5.17%
Charlotte-Mecklenburg Hospital Authority Health Care Systems
Revenue Refunding (Carolinas Healthcare),
Series B,
0.270%, VRD	2,480,000	2,480,000

Charlotte Water & Sewer System Revenue Refunding,
Series C,
0.280%, VRD	5,000,000	5,000,000

Charlotte Water & Sewer System Revenue,
Series B,
0.270%, VRD	13,700,000	13,700,000

Guilford County,
Series B,
0.300%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.270%, VRD	10,770,000	10,770,000

New Hanover County (School),
0.270%, VRD	2,835,000	2,835,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.300%, VRD	5,850,000	5,850,000

North Carolina Educational Facilities Finance Agency Revenue
(Duke University Project),
Series A,
0.200%, VRD	1,000,000	1,000,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.230%, VRD	9,800,000	9,800,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Union County,
Series A,
0.230%, VRD	$19,145,000	$19,145,000

Wake County,
Series B,
0.280%, VRD	11,700,000	11,700,000

		84,135,000

Ohio—1.19%
Columbus (Sanitation Sewer),
Series 1,
0.240%, VRD	2,820,000	2,820,000

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.280%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.240%, VRD	3,530,000	3,530,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.250%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs,
Series 3244Z),
0.280%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.240%, VRD	565,000	565,000

		19,410,000

Oklahoma—0.85%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.290%, VRD	13,800,000	13,800,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Oregon—0.57%
Oregon Health Sciences University Revenue,
Series B-1,
0.270%, VRD	$5,960,000	$5,960,000

Series B-2,
0.260%, VRD	3,275,000	3,275,000

		9,235,000

Pennsylvania—4.33%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.270%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.270%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center),
Series B-2,
0.210%, VRD	12,500,000	12,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.280%, VRD	2,400,000	2,400,000

Geisinger Authority Health System (Geisinger Health System),
Series B,
0.250%, VRD	9,100,000	9,100,000

Series C,
0.270%, VRD	5,260,000	5,260,000

Montgomery County,
Series A,
0.270%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s University),
Series A,
0.250%, VRD	7,000,000	7,000,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.230%, VRD	3,000,000	3,000,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.250%, VRD	$6,600,000	$6,600,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, due 05/31/11	6,000,000	6,052,847

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.270%, VRD	5,300,000	5,300,000

		70,462,847

South Carolina—0.81%
Charleston County School District Tax Anticipation Notes
(SCSDE Insured),
2.000%, due 04/01/11	5,000,000	5,034,999

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series C,
0.260%, VRD	2,000,000	2,000,000

Series D,
0.300%, VRD	3,055,000	3,055,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.290%, VRD	3,150,000	3,150,000

		13,239,999

Tennessee—2.64%
Metropolitan Government of Nashville & Davidson County
Health & Educational Facilities Board Revenue
(Vanderbilt University),
Series A,
0.230%, VRD	4,835,000	4,835,000

Series A-1,
0.230%, VRD	7,150,000	7,150,000

Metropolitan Government of Nashville & Davidson County
Industrial Development Board Revenue (YMCA Projects),
0.400%, VRD	4,500,000	4,500,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.300%, VRD	$2,550,000	$2,550,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.300%, VRD	4,865,000	4,865,000

Shelby County Refunding,
Series C,
0.330%, VRD	18,980,000	18,980,000

		42,880,000

Texas—11.09%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.280%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.270%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.300%, VRD	7,490,000	7,490,000

Frisco Certificates of Obligation (Barclays Capital Municipal
Trust Receipts,
Series 188) (AGM Insured),
0.290%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Series C-2,
0.270%, VRD	9,900,000	9,900,000

Subseries C-2,
0.270%, VRD	4,100,000	4,100,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.270%, VRD	17,600,000	17,600,000

Harris County Tax Anticipation Notes,
2.000%, due 02/28/11	10,000,000	10,053,966

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.280%, VRD	2,855,000	2,855,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.280%, VRD	$4,000,000	$4,000,000

Series B-6,
0.240%, VRD	2,600,000	2,600,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.250%, VRD	17,450,000	17,450,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.300%, VRD	4,200,000	4,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.290%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.270%, VRD	4,250,000	4,250,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.250%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.280%, VRD(1),(2)	6,205,000	6,205,000

Texas (JP Morgan PUTTERs,
Series 3238),
0.280%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.300%, VRD(1),(2)	6,670,000	6,670,000

Texas State (Barclays Capital Municipal Trust Receipts,
Series 55B),
0.290%, VRD(1),(2)	2,050,000	2,050,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.280%, VRD(1),(2)	3,330,000	3,330,000

Texas State (Veterans),
Series C,
0.270%, VRD	10,000,000	10,000,000

Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	20,000,000	20,275,025

56

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.290%, VRD	$2,000,000	$2,000,000

University of Texas Permanent University Fund System,
Series A,
0.200%, VRD	2,270,000	2,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	9,055,000	9,055,000

		180,468,991

Vermont—1.64%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
0.500%, VRD	4,350,000	4,350,000

Series B
0.500%, VRD	5,300,000	5,300,000

Winooski Special Obligation Refunding,
Series A,
0.300%, VRD	17,000,000	17,000,000

		26,650,000

Virginia—1.60%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
0.250%, VRD	5,000,000	5,000,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @100),
0.480%, due 05/13/11	10,000,000	10,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	2,190,000	2,190,000

Virginia University Health System Authority Revenue (General),
Series C,
0.240%, VRD	8,875,000	8,875,000

		26,065,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—5.77%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.280%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.330%, VRD(1),(2)	15,540,000	15,540,000

King County Sewer Revenue (Junior Lien),
Series A,
0.320%, VRD	43,475,000	43,475,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates,
Series 2170) (AGM Insured),
0.270%, VRD(1),(2)	5,085,000	5,085,000

Washington (Citigroup ROCS,
Series RR-II-R-11145) (AGM Insured),
0.280%, VRD(1),(2)	6,740,000	6,740,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments), (FNMA Insured),
0.260%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.270%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.290%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(AGM Insured),
0.280%, VRD(1),(2)	4,945,000	4,945,000

Washington State Refunding (Various Purpose),
Series R-2011B,
5.000%, due 01/01/11	1,400,000	1,410,895

		93,835,895

West Virginia—0.32%
Cabell County University Facilities Revenue (Provident Group
Marshall Properties),
Series A,
0.300%, VRD	5,150,000	5,150,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—0.24%
Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.290%, VRD	$3,840,000	$3,840,000

Wyoming—0.35%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.240%, VRD	5,100,000	5,100,000

Series B,
0.270%, VRD	600,000	600,000

		5,700,000

Total municipal bonds and notes (cost—$1,393,886,551)		1,393,886,551

Tax-exempt commercial paper—13.95%

Florida—1.11%
Florida Local Goverment,
0.300%, due 12/08/10	18,000,000	18,000,000

Georgia—1.51%
Atlanta Airport,
0.300%, due 12/13/10	5,000,000	5,000,000

Emory University,
0.280%, due 11/01/10	3,125,000	3,125,000

Metropolitan Atlanta Rapid Transit,
0.330%, due 11/04/10	16,500,000	16,500,000

		24,625,000

Illinois—0.61%
Illinois Educational Facilities Authority Revenue,
0.300%, due 11/01/10	10,000,000	10,000,000

Kentucky—1.05%
Pendleton County Multi-County,
0.370%, due 11/08/10	17,000,000	17,000,000

Maryland—2.20%
Baltimore County,
0.330%, due 11/10/10	30,400,000	30,400,000

Montgomery County,
0.320%, due 11/03/10	5,400,000	5,400,000

		35,800,000

59

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Massachusetts—0.61%
Harvard University,
0.250%, due 11/04/10	$10,000,000	$10,000,000

Michigan—0.92%
Trinity Health Credit Group,
0.300%, due 12/06/10	15,000,000	15,000,000

Minnesota—1.91%
Mayo Clinic,
0.280%, due 11/01/10	5,000,000	5,000,000

0.280%, due 12/07/10	16,000,000	16,000,000

0.300%, due 12/07/10	10,000,000	10,000,000

		31,000,000

Tennessee—0.61%
Vanderbilt University,
0.300%, due 05/23/11	10,000,000	10,000,000

Texas—2.54%
Harris County,
Series D,
0.300%, due 11/08/10	5,000,000	5,000,000

Houston Combined Utility System,
0.300%, due 12/09/10	7,100,000	7,100,000

0.340%, due 12/09/10	3,500,000	3,500,000

Houston Hotel Occupancy Tax,
0.300%, due 11/04/10	5,000,000	5,000,000

Methodist Hospital,
0.430%, due 12/08/10	12,000,000	12,000,000

San Antonio Electric & Gas,
0.290%, due 11/04/10	8,700,000	8,700,000

		41,300,000

Wyoming—0.88%
PacificCorp.,
0.320%, due 11/01/10	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$226,950,000)		226,950,000

Total investments (cost—$1,620,836,551 which approximates
cost for federal income tax purposes)—99.61%		1,620,836,551

Other assets in excess of liabilities—0.39%		6,301,458

Net assets—100.00%		$1,627,138,009

60

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.85% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2010 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds
and notes	$—	$1,393,886,551	$—	$1,393,886,551

Tax-exempt
commercial paper	—	226,950,000	—	226,950,000

Total	$—	$1,620,836,551	$—	$1,620,836,551

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—23 days

See accompanying notes to financial statements

61

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2010 to October 31, 2010.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

62

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

63

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,001.10	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,000.60	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,000.90	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

64

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	47 days	35 days	54 days

Net assets (bln)	$21.5	$22.6	$19.6

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Commercial paper	47.8%	50.6%	51.3%

US government and agency obligations	17.5	16.2	18.3

Certificates of deposit	17.4	12.5	12.3

Repurchase agreements	10.0	12.8	12.9

US master note	3.8	3.6	3.0

Short-term corporate obligations	1.6	3.3	1.8

Time deposit	—	1.0	1.4

Other assets less liabilities	1.9	0.0 (3)	(1.0)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

65

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	38 days	40 days	54 days

Net assets (bln)	$8.0	$7.3	$7.6

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Repurchase agreements	71.0%	75.4%	62.8%

US government obligations	26.0	24.5	37.0

Other assets less liabilities	3.0	0.1	0.2

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

66

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	23 days	14 days	15 days

Net assets (bln)	$1.6	$1.9	$2.1

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Municipal bonds and notes	85.7%	89.5%	93.4%

Tax-exempt commercial paper	13.9	11.3	5.9

Money market funds	—	—	0.7

Other assets less liabilities	0.4	(0.8)	0.0 (3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

67

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations

For the six months ended
October 31, 2010
(unaudited)

Prime Master Fund

Investment income:
Interest	$35,450,126

Expenses:
Investment advisory and administration fees	10,909,735

Trustees’ fees	49,295

Net expenses	10,959,030

Net investment income	24,491,096

Net realized gain	25,770

Net increase in net assets resulting from operations	$24,516,866

Treasury Master Fund

Investment income:
Interest	$8,483,729

Expenses:
Investment advisory and administration fees	4,041,185

Trustees’ fees	21,889

Net expenses	4,063,074

Net investment income	4,420,655

Net realized loss	(13,571)

Net increase in net assets resulting from operations	$4,407,084

Tax-Free Master Fund

Investment income:
Interest	$2,433,699

Expenses:
Investment advisory and administration fees	862,473

Trustees’ fees	10,019

Net expenses	872,492

Net investment income	1,561,207

Net increase in net assets resulting from operations	$1,561,207

See accompanying notes to financial statements

68

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets

	For the
	six months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

Prime Master Fund

From operations:
Net investment income	$24,491,096	$52,534,490

Net realized gain	25,770	201,183

Net increase in net assets resulting from operations	24,516,866	52,735,673

Net increase (decrease) in net assets from
beneficial interest transactions	(1,097,642,096)	2,931,246,583

Net increase (decrease) in net assets	(1,073,125,230)	2,983,982,256

Net assets:
Beginning of period	22,591,869,074	19,607,886,818

End of period	$21,518,743,844	$22,591,869,074

Treasury Master Fund

From operations:
Net investment income	$4,420,655	$10,317,114

Net realized gain (loss)	(13,571)	132,304

Net increase in net assets resulting from operations	4,407,084	10,449,418

Net increase (decrease) in net assets from
beneficial interest transactions	627,345,241	(3,374,821,928)

Net increase (decrease) in net assets	631,752,325	(3,364,372,510)

Net assets:
Beginning of period	7,335,524,818	10,699,897,328

End of period	$7,967,277,143	$7,335,524,818

Tax-Free Master Fund

From operations:
Net investment income	$1,561,207	$4,480,830

Net realized gain	—	164,409

Net increase in net assets resulting from operations	1,561,207	4,645,239

Net decrease in net assets from
beneficial interest transactions	(307,554,713)	(841,553,891)

Net decrease in net assets	(305,993,506)	(836,908,652)

Net assets:
Beginning of period	1,933,131,515	2,770,040,167

End of period	$1,627,138,009	$1,933,131,515

See accompanying notes to financial statements

69

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	Six months ended October 31, 2010		Years ended April 30,				For the period August 28, 2007(1)
	(unaudited)		2010		2009		to April 30, 2008

Prime Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$21,518,744		$22,591,869		$19,607,887		$13,948,101

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Net investment income
to average net assets	0.22	%(2)	0.25%		1.90%		4.28	%(2)

Treasury Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$7,967,277		$7,335,525		$10,699,897		$6,711,384

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10%		0.10	%(4)	0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10%		0.10	%(4)	0.10	%(2)

Net investment income to average net assets	0.11	%(2)	0.12%		0.77%		2.96	%(2)

Tax-Free Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,627,138		$1,933,132		$2,770,040		$2,642,116

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.04%		0.00	%(2),(3)

Net investment income to average net assets	0.18	%(2)	0.20%		1.42%		2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.
(4)	Waivers by advisor represent less than 0.005%.

See accompanying notes to financial statements

70

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual

71

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Master Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010.

72

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Master Funds’ financial statement disclosures.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

73

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2010, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,811,148, $676,867 and $140,523, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At October 31, 2010, UBS Global AM owed $27,078, $12,304 and $5,643 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

74

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2010, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$56,335,608,132

Treasury Master Fund	130,819,944,583

Tax-Free Master Fund	411,027,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3 % of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and

75

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. The Funds did not loan any securities during the six months ended October 31, 2010.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Effective November 12, 2010 interest will be charged to Tax-Free Master Fund at the higher of (a) the overnight federal funds rate in effect at the time of borrowings, plus 1.00% or (b) the reserve-adjusted US-dollar London Interbank Offered Rate (“LIBOR”) plus 1.00%. Tax-Free Master Fund did not borrow against the bank line of credit during the six months ended October 31, 2010.

Other liabilities
At October 31, 2010, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$96,495,175

*Excludes investment advisory and administration fees.

Beneficial interest transactions

	For the	For the
	six months ended	year ended
Prime Master Fund	October 31, 2010	April 30, 2010

Contributions	$29,118,908,656	$42,776,750,451

Withdrawals	(30,216,550,752)	(39,845,503,868)

Net increase (decrease) in beneficial interest	$(1,097,642,096)	$2,931,246,583

76

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

	For the	For the
	six months ended	year ended
Treasury Master Fund	October 31, 2010	April 30, 2010

Contributions	$7,873,504,453	$10,240,126,831

Withdrawals	(7,246,159,212)	(13,614,948,759)

Net increase (decrease) in beneficial interest	$627,345,241	$(3,374,821,928)

	For the	For the
	six months ended	year ended
Tax-Free Master Fund	October 31, 2010	April 30, 2010

Contributions	$722,138,043	$2,552,766,939

Withdrawals	(1,029,692,756)	(3,394,320,830)

Net decrease in beneficial interest	$(307,554,713)	$(841,553,891)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the period ended October 31, 2010, the Master Funds did not have any liabilities for any unrecognized tax positions. The Master Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2010, the Master Funds did not incur any interest or penalties.

Each of the tax years in the three year period ended April 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

77

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule and monthly portfolio holdings reports
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings: and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

78

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 14-15, 2010, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a management contract (the “Management Contract”) between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding US SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of UBS AG, one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $143 billion in assets under management as of March 31, 2010 and was part of the UBS Global Asset Management Division, which had approximately $560 billion of assets under management worldwide as of March 31, 2010. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund through August 31, 2011. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such waiver arrangements are not contractually imposed and can be increased, decreased or terminated by the intermediaries at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Master Funds, as compared to peers in the respective Expense Group.

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its Expense Group’s median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fifth quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The Prime Preferred Feeder Fund’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Prime Investor Feeder Fund.

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management noted the discrepancy between the Prime Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did its peers. Management noted that due to the fund’s “unitary” fee structure, relative comparisons should be performed on a total expense basis, which was in the third quintile, showing that the fund is in line with its peers.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Treasury Institutional Feeder Fund’s and the Treasury Investor Feeder Fund’s Actual Management Fees, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or slightly above or below its Expense Group’s median with the related Feeder Funds’ fees taken into account. The Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fifth quintile of the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the second quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fourth quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Treasury Investor Feeder Fund.

Similar to the Prime Institutional Feeder Fund, management noted that the Treasury Institutional Feeder Fund exhibited a discrepancy where the Contractual Management Fee and total expenses were in line with its

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

peers, but due to the fund’s low “unitary” fee, its Actual Management Fee ranked in the fifth quintile. Management explained that under the fund’s “unitary” fee structure the advisor pays for all ordinary expenses and therefore relative comparisons should be performed on a total expense basis, which shows that the fund is in line with its peers. Finally, management noted that although the Treasury Investor Fund’s Actual Management fee ranked in the fourth quintile, it was only slightly above the median.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group’s median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the third quintile and total expenses were in the second quintile of the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee and total expenses were in the second quintile and its Actual Management Fee was in the first quintile of the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Tax-Free Investor Feeder Fund.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the services provided and proposed to be provided to each Master Fund under the Management Contract.

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2010 and (b)annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2010. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the second quintile for the one- and three-year periods and in the first quintile for the five- and ten-year periods and since inception (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance); the Prime Preferred Feeder Fund’s performance was in the first quintile for the one-year period and since inception; and the Prime Investor Feeder Fund’s performance was in the fourth quintile for the one-year period and in the third quintile since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception; the Treasury Preferred Feeder Fund’s

85

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

performance was in the first quintile for the one-year period and since inception; and the Treasury Investor Feeder Fund’s performance was in the third quintile for the one-year period and in the fourth quintile since inception.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The Lipper information showed that the Tax-Free Institutional Feeder Fund was in the third quintile for the one-year period and since inception; the Tax-Free Preferred Feeder Fund’s performance was in the second quintile for the one-year period and in the third quintile since inception; and the Tax-Free Investor Feeder Fund’s performance was in the fifth quintile for the one-year period and since inception.

Management noted that the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund each posted below median returns for certain periods reported because the Lipper methodology compares each of the funds to an institutional peer universe; institutional funds typically have lower expense ratios and thus can generate higher levels of yield when compared to retail funds.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds, as well as information regarding enhancements to UBS Global AM’s methodology for determining profitability. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale

86

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

87

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88

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 10, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 10, 2011